UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT TRUST I

(Exact name of Registrant as specified in charter)

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Address of principal executive offices) (Zip code)

Randolph A. Stuzin, Esq.

Vice President and Assistant Secretary

30 Hudson Street, Jersey City, New Jersey 07302-4804

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 7/31

Date of reporting period: 7/31/2025

Item 1:	Report(s) to Shareholders.

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.15%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.31%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$9,427	$10,000	$10,000
3/31/2022	$9,704	$10,663	$10,372
4/30/2022	$9,069	$9,973	$9,795
5/31/2022	$9,119	$10,047	$9,838
6/30/2022	$8,609	$9,115	$9,184
7/31/2022	$8,540	$9,569	$9,162
8/31/2022	$8,452	$9,115	$9,200
9/30/2022	$7,640	$8,262	$8,121
10/31/2022	$7,558	$8,707	$7,869
11/30/2022	$8,628	$9,687	$9,036
12/31/2022	$8,369	$9,695	$8,909
1/31/2023	$9,202	$10,480	$9,613
2/28/2023	$8,555	$10,261	$8,989
3/31/2023	$8,805	$10,516	$9,262
4/30/2023	$8,689	$10,813	$9,157
5/31/2023	$8,542	$10,355	$9,003
6/30/2023	$8,888	$10,826	$9,345
7/31/2023	$9,241	$11,177	$9,926
8/31/2023	$8,702	$10,748	$9,315
9/30/2023	$8,446	$10,381	$9,071
10/31/2023	$8,183	$9,960	$8,719
11/30/2023	$8,882	$10,885	$9,417
12/31/2023	$9,211	$11,463	$9,785
1/31/2024	$9,016	$11,529	$9,331
2/29/2024	$9,354	$11,740	$9,775
3/31/2024	$9,666	$12,126	$10,017
4/30/2024	$9,601	$11,816	$10,062
5/31/2024	$9,836	$12,273	$10,118
6/30/2024	$10,245	$12,075	$10,517
7/31/2024	$10,258	$12,430	$10,549
8/31/2024	$10,330	$12,834	$10,719
9/30/2024	$10,753	$12,952	$11,435
10/31/2024	$10,532	$12,248	$10,926
11/30/2024	$10,317	$12,178	$10,534
12/31/2024	$10,202	$11,901	$10,519
1/31/2025	$10,354	$12,527	$10,707
2/28/2025	$10,498	$12,770	$10,759
3/31/2025	$10,571	$12,718	$10,827
4/30/2025	$10,676	$13,301	$10,969
5/31/2025	$11,195	$13,909	$11,437
6/30/2025	$11,879	$14,216	$12,125
7/31/2025	$11,931	$14,016	$12,361

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/10/22
Class A at NAV	16.31%	7.19%
Class A with sales charge	9.63%	5.34%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

EAMAX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9080-A

09/25

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 15.41%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,287	$10,663	$10,372
4/30/2022	$9,613	$9,973	$9,795
5/31/2022	$9,653	$10,047	$9,838
6/30/2022	$9,105	$9,115	$9,184
7/31/2022	$9,032	$9,569	$9,162
8/31/2022	$8,932	$9,115	$9,200
9/30/2022	$8,071	$8,262	$8,121
10/31/2022	$7,977	$8,707	$7,869
11/30/2022	$9,099	$9,687	$9,036
12/31/2022	$8,823	$9,695	$8,909
1/31/2023	$9,698	$10,480	$9,613
2/28/2023	$9,006	$10,261	$8,989
3/31/2023	$9,264	$10,516	$9,262
4/30/2023	$9,135	$10,813	$9,157
5/31/2023	$8,972	$10,355	$9,003
6/30/2023	$9,339	$10,826	$9,345
7/31/2023	$9,698	$11,177	$9,926
8/31/2023	$9,128	$10,748	$9,315
9/30/2023	$8,857	$10,381	$9,071
10/31/2023	$8,572	$9,960	$8,719
11/30/2023	$9,298	$10,885	$9,417
12/31/2023	$9,637	$11,463	$9,785
1/31/2024	$9,426	$11,529	$9,331
2/29/2024	$9,781	$11,740	$9,775
3/31/2024	$10,095	$12,126	$10,017
4/30/2024	$10,020	$11,816	$10,062
5/31/2024	$10,259	$12,273	$10,118
6/30/2024	$10,676	$12,075	$10,517
7/31/2024	$10,689	$12,430	$10,549
8/31/2024	$10,758	$12,834	$10,719
9/30/2024	$11,188	$12,952	$11,435
10/31/2024	$10,949	$12,248	$10,926
11/30/2024	$10,723	$12,178	$10,534
12/31/2024	$10,595	$11,901	$10,519
1/31/2025	$10,746	$12,527	$10,707
2/28/2025	$10,890	$12,770	$10,759
3/31/2025	$10,959	$12,718	$10,827
4/30/2025	$11,061	$13,301	$10,969
5/31/2025	$11,589	$13,909	$11,437
6/30/2025	$12,289	$14,216	$12,125
7/31/2025	$12,337	$14,016	$12,361

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/10/22
Class C at NAV	15.41%	6.39%
Class C with sales charge	14.41%	6.39%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

ELMCX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9081-C

09/25

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$97	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.61%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,673	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,065	$9,569	$9,162
8/31/2022	$8,979	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,896	$9,695	$8,909
1/31/2023	$9,788	$10,480	$9,613
2/28/2023	$9,100	$10,261	$8,989
3/31/2023	$9,359	$10,516	$9,262
4/30/2023	$9,243	$10,813	$9,157
5/31/2023	$9,087	$10,355	$9,003
6/30/2023	$9,461	$10,826	$9,345
7/31/2023	$9,842	$11,177	$9,926
8/31/2023	$9,263	$10,748	$9,315
9/30/2023	$8,998	$10,381	$9,071
10/31/2023	$8,719	$9,960	$8,719
11/30/2023	$9,461	$10,885	$9,417
12/31/2023	$9,817	$11,463	$9,785
1/31/2024	$9,610	$11,529	$9,331
2/29/2024	$9,976	$11,740	$9,775
3/31/2024	$10,308	$12,126	$10,017
4/30/2024	$10,239	$11,816	$10,062
5/31/2024	$10,495	$12,273	$10,118
6/30/2024	$10,930	$12,075	$10,517
7/31/2024	$10,944	$12,430	$10,549
8/31/2024	$11,027	$12,834	$10,719
9/30/2024	$11,476	$12,952	$11,435
10/31/2024	$11,241	$12,248	$10,926
11/30/2024	$11,020	$12,178	$10,534
12/31/2024	$10,894	$11,901	$10,519
1/31/2025	$11,062	$12,527	$10,707
2/28/2025	$11,223	$12,770	$10,759
3/31/2025	$11,300	$12,718	$10,827
4/30/2025	$11,412	$13,301	$10,969
5/31/2025	$11,972	$13,909	$11,437
6/30/2025	$12,706	$14,216	$12,125
7/31/2025	$12,762	$14,016	$12,361

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/10/22
Class F at NAV	16.61%	7.46%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

ELMFX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9082-F

09/25

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$94	0.87%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.65%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,680	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,072	$9,569	$9,162
8/31/2022	$8,985	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,900	$9,695	$8,909
1/31/2023	$9,792	$10,480	$9,613
2/28/2023	$9,104	$10,261	$8,989
3/31/2023	$9,370	$10,516	$9,262
4/30/2023	$9,254	$10,813	$9,157
5/31/2023	$9,097	$10,355	$9,003
6/30/2023	$9,472	$10,826	$9,345
7/31/2023	$9,853	$11,177	$9,926
8/31/2023	$9,274	$10,748	$9,315
9/30/2023	$9,009	$10,381	$9,071
10/31/2023	$8,730	$9,960	$8,719
11/30/2023	$9,479	$10,885	$9,417
12/31/2023	$9,831	$11,463	$9,785
1/31/2024	$9,623	$11,529	$9,331
2/29/2024	$9,990	$11,740	$9,775
3/31/2024	$10,322	$12,126	$10,017
4/30/2024	$10,260	$11,816	$10,062
5/31/2024	$10,509	$12,273	$10,118
6/30/2024	$10,952	$12,075	$10,517
7/31/2024	$10,966	$12,430	$10,549
8/31/2024	$11,049	$12,834	$10,719
9/30/2024	$11,506	$12,952	$11,435
10/31/2024	$11,271	$12,248	$10,926
11/30/2024	$11,042	$12,178	$10,534
12/31/2024	$10,920	$11,901	$10,519
1/31/2025	$11,088	$12,527	$10,707
2/28/2025	$11,249	$12,770	$10,759
3/31/2025	$11,326	$12,718	$10,827
4/30/2025	$11,439	$13,301	$10,969
5/31/2025	$11,993	$13,909	$11,437
6/30/2025	$12,736	$14,216	$12,125
7/31/2025	$12,792	$14,016	$12,361

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/10/22
Class F3 at NAV	16.65%	7.53%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

EMOLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9083-F3

09/25

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.90%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.62%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,673	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,065	$9,569	$9,162
8/31/2022	$8,979	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,900	$9,695	$8,909
1/31/2023	$9,785	$10,480	$9,613
2/28/2023	$9,097	$10,261	$8,989
3/31/2023	$9,363	$10,516	$9,262
4/30/2023	$9,247	$10,813	$9,157
5/31/2023	$9,090	$10,355	$9,003
6/30/2023	$9,465	$10,826	$9,345
7/31/2023	$9,839	$11,177	$9,926
8/31/2023	$9,260	$10,748	$9,315
9/30/2023	$8,995	$10,381	$9,071
10/31/2023	$8,716	$9,960	$8,719
11/30/2023	$9,465	$10,885	$9,417
12/31/2023	$9,817	$11,463	$9,785
1/31/2024	$9,609	$11,529	$9,331
2/29/2024	$9,976	$11,740	$9,775
3/31/2024	$10,308	$12,126	$10,017
4/30/2024	$10,239	$11,816	$10,062
5/31/2024	$10,495	$12,273	$10,118
6/30/2024	$10,931	$12,075	$10,517
7/31/2024	$10,945	$12,430	$10,549
8/31/2024	$11,028	$12,834	$10,719
9/30/2024	$11,478	$12,952	$11,435
10/31/2024	$11,243	$12,248	$10,926
11/30/2024	$11,021	$12,178	$10,534
12/31/2024	$10,898	$11,901	$10,519
1/31/2025	$11,060	$12,527	$10,707
2/28/2025	$11,221	$12,770	$10,759
3/31/2025	$11,298	$12,718	$10,827
4/30/2025	$11,410	$13,301	$10,969
5/31/2025	$11,972	$13,909	$11,437
6/30/2025	$12,708	$14,216	$12,125
7/31/2025	$12,764	$14,016	$12,361

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/10/22
Class I at NAV	16.62%	7.46%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

EMILX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9084-I

09/25

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Emerging Markets Equity Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.87%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 16.65%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 17.18% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI Emerging Markets Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to LS Electric Co., Ltd. Security selection within the Financials sector also contributed to relative performance, led by an overweight allocation to Alpha Bank S.A.

Top detractors from performance:

Security selection within the Information Technology sector detracted from relative performance, led by an overweight allocation to Samsung Electronics Co., Ltd. Security selection within the Consumer Staples sector also detracted from relative performance, led by an overweight allocation to Varun Beverages Ltd.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI EAFE Net Index	MSCI Emerging Markets Index (Net)
3/10/2022	$10,000	$10,000	$10,000
3/31/2022	$10,294	$10,663	$10,372
4/30/2022	$9,626	$9,973	$9,795
5/31/2022	$9,680	$10,047	$9,838
6/30/2022	$9,139	$9,115	$9,184
7/31/2022	$9,072	$9,569	$9,162
8/31/2022	$8,985	$9,115	$9,200
9/30/2022	$8,117	$8,262	$8,121
10/31/2022	$8,031	$8,707	$7,869
11/30/2022	$9,172	$9,687	$9,036
12/31/2022	$8,900	$9,695	$8,909
1/31/2023	$9,792	$10,480	$9,613
2/28/2023	$9,104	$10,261	$8,989
3/31/2023	$9,370	$10,516	$9,262
4/30/2023	$9,254	$10,813	$9,157
5/31/2023	$9,097	$10,355	$9,003
6/30/2023	$9,472	$10,826	$9,345
7/31/2023	$9,853	$11,177	$9,926
8/31/2023	$9,274	$10,748	$9,315
9/30/2023	$9,009	$10,381	$9,071
10/31/2023	$8,730	$9,960	$8,719
11/30/2023	$9,479	$10,885	$9,417
12/31/2023	$9,831	$11,463	$9,785
1/31/2024	$9,623	$11,529	$9,331
2/29/2024	$9,990	$11,740	$9,775
3/31/2024	$10,322	$12,126	$10,017
4/30/2024	$10,260	$11,816	$10,062
5/31/2024	$10,509	$12,273	$10,118
6/30/2024	$10,952	$12,075	$10,517
7/31/2024	$10,966	$12,430	$10,549
8/31/2024	$11,049	$12,834	$10,719
9/30/2024	$11,506	$12,952	$11,435
10/31/2024	$11,271	$12,248	$10,926
11/30/2024	$11,042	$12,178	$10,534
12/31/2024	$10,920	$11,901	$10,519
1/31/2025	$11,088	$12,527	$10,707
2/28/2025	$11,249	$12,770	$10,759
3/31/2025	$11,326	$12,718	$10,827
4/30/2025	$11,439	$13,301	$10,969
5/31/2025	$11,993	$13,909	$11,437
6/30/2025	$12,736	$14,216	$12,125
7/31/2025	$12,792	$14,016	$12,361

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 3/10/22
Class R6 at NAV	16.65%	7.53%
MSCI Emerging Markets Index (Net)	17.18%	6.45%
MSCI EAFE Net Index	12.77%	10.47%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$6,374,014
# of Portfolio Holdings	98
Portfolio Turnover Rate	80%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.82%
Consumer Discretionary	11.91%
Consumer Staples	4.50%
Energy	3.54%
Financials	25.66%
Health Care	2.86%
Industrials	8.23%
Information Technology	24.02%
Materials	2.01%
Real Estate	0.75%
Utilities	1.92%
Repurchase Agreements	1.78%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.82% to 0.89% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

EMWLX

Lord Abbett Emerging Markets Equity Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9088-R6

09/25

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/SMADocuments

This annual shareholder report contains important information about the Lord Abbett Enhanced Municipal Yield Completion Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/SMADocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Municipal Yield Completion Fund	$0	0.00%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 2.21%, reflecting performance at the net asset value (NAV), with all distributions reinvested, compared to the 0.00% return of a securities market index with investment characteristics similar to those of the Fund, the Bloomberg Municipal Bond Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

Positive factors for the municipal market included overall healthy demand for municipal bond funds and a strong fundamental backdrop, as evidenced by growing tax revenue throughout the period. News that the municipal bond tax exemption would be preserved also supported the municipal market. Negative factors included an above-average municipal bond supply, that pressured the market at various times throughout the fiscal year, and periods of interest rate volatility, particularly following the tariff announcements by the new administration in April.

Top contributors to performance:

The Fund’s yield curve positioning, specifically an underweight allocation to longer-term bonds contributed to relative performance. An overweight allocation to BBB-rated and non-investment grade bonds also contributed to relative performance.

Top detractors from performance:

A modest overweight allocation to the Education sector detracted from relative performance. An overweight allocation to the Industrial Development sector also detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Enhanced Municipal Yield Completion Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg Municipal Bond Index
4/15/2024	$10,000	$10,000	$10,000
4/30/2024	$9,967	$9,982	$9,962
5/31/2024	$10,012	$10,151	$9,933
6/30/2024	$10,179	$10,248	$10,085
7/31/2024	$10,278	$10,487	$10,177
8/31/2024	$10,396	$10,638	$10,257
9/30/2024	$10,494	$10,780	$10,359
10/31/2024	$10,409	$10,513	$10,208
11/30/2024	$10,526	$10,624	$10,384
12/31/2024	$10,440	$10,450	$10,233
1/31/2025	$10,528	$10,505	$10,284
2/28/2025	$10,658	$10,737	$10,386
3/31/2025	$10,510	$10,741	$10,210
4/30/2025	$10,404	$10,783	$10,128
5/31/2025	$10,434	$10,706	$10,134
6/30/2025	$10,537	$10,870	$10,197
7/31/2025	$10,505	$10,842	$10,177

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 4/15/24Footnote Reference†
Enhanced Municipal Yield Completion Fund at NAV	2.21%	3.88%
Bloomberg Municipal Bond Index	0.00%	1.37%
Bloomberg U.S. Aggregate Bond IndexFootnote Reference*	3.38%	6.45%
Footnote	Description
Footnote†	Performance since inception is measured from 4/15/24, the Fund's performance inception date. The Fund commenced operations on 4/9/2024.
Footnote*	The Fund has adopted the Bloomberg U.S. Aggregate Bond Index as its broad-based securities market index.

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$187,663,802
# of Portfolio Holdings	196
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Credit Rating S&P or Moody'sFootnote Reference(a)	%Footnote Reference**

  A2.50%
  A-3.02%
  A+3.99%
  AA-1.07%
  AA+0.36%
  B1.21%
  B-3.50%
  B+2.40%
  BB7.55%
  BB-2.35%
  BB+5.14%
  BBB13.87%
  BBB-12.39%
  BBB+17.69%
  CCC+0.01%
  NR22.95%
  Total 100.00%
Footnote	Description
Footnote**	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Investments in investment grade municipal bonds, which as bonds that are rated, at the time of purchase, within the four highest grades assigned by an independent rating agency such as Moody’s, S&P, or Fitch, or an equivalent short-term rating, as applicable, or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality. Lower rated municipal bonds are rated, at the time of purchase, or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated by rating agencies but deemed by Lord Abbett to be of comparable quality.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/SMADocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

LAEMX

Lord Abbett Enhanced Municipal Yield Completion Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/SMADocuments

TSR-A-7000-CF

09/25

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.55%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.41%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$9,775	$10,000	$10,000
5/31/2023	$9,816	$9,866	$10,056
6/30/2023	$9,903	$9,831	$10,116
7/31/2023	$10,013	$9,824	$10,176
8/31/2023	$10,086	$9,761	$10,230
9/30/2023	$10,156	$9,513	$10,282
10/31/2023	$10,190	$9,363	$10,331
11/30/2023	$10,274	$9,787	$10,387
12/31/2023	$10,371	$10,161	$10,447
1/31/2024	$10,468	$10,134	$10,513
2/29/2024	$10,545	$9,990	$10,576
3/31/2024	$10,626	$10,083	$10,636
4/30/2024	$10,684	$9,828	$10,692
5/31/2024	$10,766	$9,995	$10,753
6/30/2024	$10,835	$10,089	$10,803
7/31/2024	$10,899	$10,325	$10,859
8/31/2024	$10,959	$10,473	$10,907
9/30/2024	$11,040	$10,613	$10,962
10/31/2024	$11,099	$10,350	$11,018
11/30/2024	$11,166	$10,460	$11,067
12/31/2024	$11,230	$10,288	$11,118
1/31/2025	$11,309	$10,343	$11,167
2/28/2025	$11,372	$10,571	$11,215
3/31/2025	$11,382	$10,575	$11,256
4/30/2025	$11,382	$10,616	$11,271
5/31/2025	$11,473	$10,540	$11,334
6/30/2025	$11,539	$10,702	$11,389
7/31/2025	$11,597	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class A at NAV	6.41%	7.92%
Class A with sales charge	3.97%	6.83%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LGRAX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9269-A

09/25

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	1.28%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 5.67%, reflecting performance at the net asset value (NAV) of Class C shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,035	$9,866	$10,056
6/30/2023	$10,118	$9,831	$10,116
7/31/2023	$10,223	$9,824	$10,176
8/31/2023	$10,290	$9,761	$10,230
9/30/2023	$10,355	$9,513	$10,282
10/31/2023	$10,383	$9,363	$10,331
11/30/2023	$10,462	$9,787	$10,387
12/31/2023	$10,554	$10,161	$10,447
1/31/2024	$10,655	$10,134	$10,513
2/29/2024	$10,716	$9,990	$10,576
3/31/2024	$10,791	$10,083	$10,636
4/30/2024	$10,843	$9,828	$10,692
5/31/2024	$10,919	$9,995	$10,753
6/30/2024	$10,982	$10,089	$10,803
7/31/2024	$11,039	$10,325	$10,859
8/31/2024	$11,093	$10,473	$10,907
9/30/2024	$11,167	$10,613	$10,962
10/31/2024	$11,221	$10,350	$11,018
11/30/2024	$11,283	$10,460	$11,067
12/31/2024	$11,342	$10,288	$11,118
1/31/2025	$11,416	$10,343	$11,167
2/28/2025	$11,474	$10,571	$11,215
3/31/2025	$11,479	$10,575	$11,256
4/30/2025	$11,471	$10,616	$11,271
5/31/2025	$11,555	$10,540	$11,334
6/30/2025	$11,614	$10,702	$11,389
7/31/2025	$11,665	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class C at NAV	5.67%	7.11%
Class C with sales charge	4.67%	7.11%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

IGRCX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9270-C

09/25

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.61%, reflecting performance at the net asset value (NAV) of Class F shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$9,866	$10,056
6/30/2023	$10,134	$9,831	$10,116
7/31/2023	$10,249	$9,824	$10,176
8/31/2023	$10,324	$9,761	$10,230
9/30/2023	$10,398	$9,513	$10,282
10/31/2023	$10,435	$9,363	$10,331
11/30/2023	$10,522	$9,787	$10,387
12/31/2023	$10,624	$10,161	$10,447
1/31/2024	$10,736	$10,134	$10,513
2/29/2024	$10,816	$9,990	$10,576
3/31/2024	$10,890	$10,083	$10,636
4/30/2024	$10,951	$9,828	$10,692
5/31/2024	$11,037	$9,995	$10,753
6/30/2024	$11,110	$10,089	$10,803
7/31/2024	$11,177	$10,325	$10,859
8/31/2024	$11,241	$10,473	$10,907
9/30/2024	$11,326	$10,613	$10,962
10/31/2024	$11,388	$10,350	$11,018
11/30/2024	$11,458	$10,460	$11,067
12/31/2024	$11,526	$10,288	$11,118
1/31/2025	$11,609	$10,343	$11,167
2/28/2025	$11,675	$10,571	$11,215
3/31/2025	$11,688	$10,575	$11,256
4/30/2025	$11,690	$10,616	$11,271
5/31/2025	$11,785	$10,540	$11,334
6/30/2025	$11,855	$10,702	$11,389
7/31/2025	$11,916	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class F at NAV	6.61%	8.14%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LGRFX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9271-F

09/25

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$34	0.33%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.65%, reflecting performance at the net asset value (NAV) of Class F3 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$9,866	$10,056
6/30/2023	$10,136	$9,831	$10,116
7/31/2023	$10,250	$9,824	$10,176
8/31/2023	$10,327	$9,761	$10,230
9/30/2023	$10,401	$9,513	$10,282
10/31/2023	$10,439	$9,363	$10,331
11/30/2023	$10,527	$9,787	$10,387
12/31/2023	$10,629	$10,161	$10,447
1/31/2024	$10,731	$10,134	$10,513
2/29/2024	$10,812	$9,990	$10,576
3/31/2024	$10,897	$10,083	$10,636
4/30/2024	$10,959	$9,828	$10,692
5/31/2024	$11,045	$9,995	$10,753
6/30/2024	$11,119	$10,089	$10,803
7/31/2024	$11,187	$10,325	$10,859
8/31/2024	$11,251	$10,473	$10,907
9/30/2024	$11,337	$10,613	$10,962
10/31/2024	$11,400	$10,350	$11,018
11/30/2024	$11,471	$10,460	$11,067
12/31/2024	$11,538	$10,288	$11,118
1/31/2025	$11,621	$10,343	$11,167
2/28/2025	$11,688	$10,571	$11,215
3/31/2025	$11,702	$10,575	$11,256
4/30/2025	$11,704	$10,616	$11,271
5/31/2025	$11,799	$10,540	$11,334
6/30/2025	$11,869	$10,702	$11,389
7/31/2025	$11,931	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class F3 at NAV	6.65%	8.20%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

IGRNX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9272-F3

09/25

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.61%, reflecting performance at the net asset value (NAV) of Class I shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$9,866	$10,056
6/30/2023	$10,134	$9,831	$10,116
7/31/2023	$10,249	$9,824	$10,176
8/31/2023	$10,324	$9,761	$10,230
9/30/2023	$10,398	$9,513	$10,282
10/31/2023	$10,435	$9,363	$10,331
11/30/2023	$10,522	$9,787	$10,387
12/31/2023	$10,624	$10,161	$10,447
1/31/2024	$10,725	$10,134	$10,513
2/29/2024	$10,805	$9,990	$10,576
3/31/2024	$10,890	$10,083	$10,636
4/30/2024	$10,951	$9,828	$10,692
5/31/2024	$11,037	$9,995	$10,753
6/30/2024	$11,110	$10,089	$10,803
7/31/2024	$11,177	$10,325	$10,859
8/31/2024	$11,241	$10,473	$10,907
9/30/2024	$11,326	$10,613	$10,962
10/31/2024	$11,388	$10,350	$11,018
11/30/2024	$11,459	$10,460	$11,067
12/31/2024	$11,526	$10,288	$11,118
1/31/2025	$11,609	$10,343	$11,167
2/28/2025	$11,675	$10,571	$11,215
3/31/2025	$11,688	$10,575	$11,256
4/30/2025	$11,690	$10,616	$11,271
5/31/2025	$11,785	$10,540	$11,334
6/30/2025	$11,855	$10,702	$11,389
7/31/2025	$11,916	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class I at NAV	6.61%	8.14%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LGRYX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9273-I

09/25

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$36	0.35%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.60%, reflecting performance at the net asset value (NAV) of Class R5 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,043	$9,866	$10,056
6/30/2023	$10,134	$9,831	$10,116
7/31/2023	$10,249	$9,824	$10,176
8/31/2023	$10,324	$9,761	$10,230
9/30/2023	$10,398	$9,513	$10,282
10/31/2023	$10,435	$9,363	$10,331
11/30/2023	$10,522	$9,787	$10,387
12/31/2023	$10,624	$10,161	$10,447
1/31/2024	$10,725	$10,134	$10,513
2/29/2024	$10,805	$9,990	$10,576
3/31/2024	$10,890	$10,083	$10,636
4/30/2024	$10,951	$9,828	$10,692
5/31/2024	$11,037	$9,995	$10,753
6/30/2024	$11,110	$10,089	$10,803
7/31/2024	$11,177	$10,325	$10,859
8/31/2024	$11,241	$10,473	$10,907
9/30/2024	$11,325	$10,613	$10,962
10/31/2024	$11,388	$10,350	$11,018
11/30/2024	$11,458	$10,460	$11,067
12/31/2024	$11,526	$10,288	$11,118
1/31/2025	$11,608	$10,343	$11,167
2/28/2025	$11,674	$10,571	$11,215
3/31/2025	$11,676	$10,575	$11,256
4/30/2025	$11,689	$10,616	$11,271
5/31/2025	$11,783	$10,540	$11,334
6/30/2025	$11,854	$10,702	$11,389
7/31/2025	$11,915	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class R5 at NAV	6.60%	8.13%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

IGRSX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9277-R5

09/25

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Investment Grade Floating Rate Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.29%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.64%, reflecting performance at the net asset value (NAV) of Class R6 shares with all distributions reinvested, compared to a securities market index with investment characteristics similar to those of the Fund, the Bloomberg U.S. Floating Rate Notes Index, which returned 5.43% over the same period. The Fund's broad-based market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” tariff announcement which triggered market volatility and sharp selloff of risk assets. Yet markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

The Fund’s allocation to collateralized loan obligations was the primary contributor to relative performance. An allocation to asset backed securities also contributed to relative performance.

Top detractors from performance:

The Fund’s allocation to investment grade corporate bonds detracted from relative performance.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Floating Rate Notes Index
5/4/2023	$10,000	$10,000	$10,000
5/31/2023	$10,044	$9,866	$10,056
6/30/2023	$10,136	$9,831	$10,116
7/31/2023	$10,250	$9,824	$10,176
8/31/2023	$10,327	$9,761	$10,230
9/30/2023	$10,401	$9,513	$10,282
10/31/2023	$10,439	$9,363	$10,331
11/30/2023	$10,527	$9,787	$10,387
12/31/2023	$10,629	$10,161	$10,447
1/31/2024	$10,731	$10,134	$10,513
2/29/2024	$10,812	$9,990	$10,576
3/31/2024	$10,897	$10,083	$10,636
4/30/2024	$10,959	$9,828	$10,692
5/31/2024	$11,045	$9,995	$10,753
6/30/2024	$11,119	$10,089	$10,803
7/31/2024	$11,187	$10,325	$10,859
8/31/2024	$11,251	$10,473	$10,907
9/30/2024	$11,337	$10,613	$10,962
10/31/2024	$11,400	$10,350	$11,018
11/30/2024	$11,471	$10,460	$11,067
12/31/2024	$11,539	$10,288	$11,118
1/31/2025	$11,621	$10,343	$11,167
2/28/2025	$11,688	$10,571	$11,215
3/31/2025	$11,690	$10,575	$11,256
4/30/2025	$11,704	$10,616	$11,271
5/31/2025	$11,798	$10,540	$11,334
6/30/2025	$11,869	$10,702	$11,389
7/31/2025	$11,930	$10,674	$11,449

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 5/4/23
Class R6 at NAV	6.64%	8.19%
Bloomberg U.S. Floating Rate Notes Index	5.43%	6.22%
Bloomberg U.S. Aggregate Bond Index	3.38%	2.95%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$2,696,811,591
# of Portfolio Holdings	580
Portfolio Turnover Rate	119%
Total Advisory Fees Paid	$1,693,699

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	69.99%
Corporate Bonds	6.76%
Floating Rate Loans	8.13%
Foreign Government Obligations	1.92%
Government Sponsored Enterprises Collateralized Mortgage Obligations	1.19%
Government Sponsored Enterprises Pass-Throughs	1.45%
Non-Agency Commercial Mortgage-Backed Securities	4.21%
Options Purchased	0.01%
U.S. Treasury Obligations	4.16%
Repurchase Agreements	2.15%
Money Market FundsFootnote Reference(a)	0.03%
Time DepositsFootnote Reference(a)	0.00%Footnote Reference**
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote**	Amount is less than 0.01%
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

This is a summary of certain changes to the Fund that occurred during the reporting period, except as otherwise noted. For more information contact 888-522-2388.

Expenses: As of December 1, 2024, the expense limitation on total net annual operating expenses increased from 0.28% to 0.34% as part of the annual review of transfer agency expenses.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LGRUX

Lord Abbett Investment Grade Floating Rate Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9278-R6

09/25

Class A

LAAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.59%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$9,427	$10,000	$10,000
6/30/2021	$9,371	$9,893	$9,981
7/31/2021	$9,421	$9,967	$9,830
8/31/2021	$9,626	$10,143	$10,052
9/30/2021	$9,047	$9,849	$9,620
10/31/2021	$9,439	$10,091	$9,918
11/30/2021	$9,165	$9,621	$9,560
12/31/2021	$9,421	$10,114	$9,847
1/31/2022	$8,511	$9,625	$9,053
2/28/2022	$8,118	$9,455	$8,801
3/31/2022	$8,062	$9,516	$8,787
4/30/2022	$7,458	$8,900	$8,133
5/31/2022	$7,358	$8,967	$8,063
6/30/2022	$6,860	$8,135	$7,406
7/31/2022	$7,215	$8,540	$7,814
8/31/2022	$6,822	$8,135	$7,509
9/30/2022	$6,193	$7,374	$6,712
10/31/2022	$6,343	$7,770	$6,844
11/30/2022	$7,209	$8,645	$7,695
12/31/2022	$6,893	$8,652	$7,577
1/31/2023	$7,539	$9,353	$8,218
2/28/2023	$7,219	$9,158	$7,867
3/31/2023	$7,633	$9,385	$8,228
4/30/2023	$7,665	$9,650	$8,312
5/31/2023	$7,577	$9,241	$8,081
6/30/2023	$7,853	$9,662	$8,388
7/31/2023	$7,941	$9,974	$8,650
8/31/2023	$7,608	$9,592	$8,209
9/30/2023	$7,113	$9,265	$7,775
10/31/2023	$6,856	$8,889	$7,473
11/30/2023	$7,577	$9,714	$8,246
12/31/2023	$7,959	$10,230	$8,641
1/31/2024	$8,035	$10,289	$8,574
2/29/2024	$8,552	$10,477	$8,902
3/31/2024	$8,804	$10,822	$9,151
4/30/2024	$8,394	$10,545	$8,898
5/31/2024	$8,791	$10,953	$9,133
6/30/2024	$8,962	$10,777	$9,218
7/31/2024	$8,924	$11,093	$9,315
8/31/2024	$9,201	$11,453	$9,611
9/30/2024	$9,321	$11,559	$9,855
10/31/2024	$8,924	$10,931	$9,354
11/30/2024	$8,943	$10,869	$9,277
12/31/2024	$8,683	$10,621	$9,078
1/31/2025	$9,087	$11,180	$9,465
2/28/2025	$9,163	$11,396	$9,472
3/31/2025	$8,816	$11,350	$9,257
4/30/2025	$9,195	$11,870	$9,634
5/31/2025	$9,725	$12,413	$10,120
6/30/2025	$10,218	$12,687	$10,521
7/31/2025	$10,047	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class A at NAV	12.59%	1.57%
Class A with sales charge	6.14%	0.12%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LAAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9250-A

09/25

Class C

LCAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 11.79%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,934	$9,893	$9,981
7/31/2021	$9,987	$9,967	$9,830
8/31/2021	$10,198	$10,143	$10,052
9/30/2021	$9,577	$9,849	$9,620
10/31/2021	$9,987	$10,091	$9,918
11/30/2021	$9,689	$9,621	$9,560
12/31/2021	$9,954	$10,114	$9,847
1/31/2022	$8,982	$9,625	$9,053
2/28/2022	$8,566	$9,455	$8,801
3/31/2022	$8,500	$9,516	$8,787
4/30/2022	$7,859	$8,900	$8,133
5/31/2022	$7,746	$8,967	$8,063
6/30/2022	$7,224	$8,135	$7,406
7/31/2022	$7,594	$8,540	$7,814
8/31/2022	$7,171	$8,135	$7,509
9/30/2022	$6,504	$7,374	$6,712
10/31/2022	$6,662	$7,770	$6,844
11/30/2022	$7,561	$8,645	$7,695
12/31/2022	$7,231	$8,652	$7,577
1/31/2023	$7,898	$9,353	$8,218
2/28/2023	$7,561	$9,158	$7,867
3/31/2023	$7,991	$9,385	$8,228
4/30/2023	$8,024	$9,650	$8,312
5/31/2023	$7,918	$9,241	$8,081
6/30/2023	$8,209	$9,662	$8,388
7/31/2023	$8,288	$9,974	$8,650
8/31/2023	$7,938	$9,592	$8,209
9/30/2023	$7,416	$9,265	$7,775
10/31/2023	$7,145	$8,889	$7,473
11/30/2023	$7,898	$9,714	$8,246
12/31/2023	$8,282	$10,230	$8,641
1/31/2024	$8,361	$10,289	$8,574
2/29/2024	$8,890	$10,477	$8,902
3/31/2024	$9,147	$10,822	$9,151
4/30/2024	$8,718	$10,545	$8,898
5/31/2024	$9,121	$10,953	$9,133
6/30/2024	$9,293	$10,777	$9,218
7/31/2024	$9,247	$11,093	$9,315
8/31/2024	$9,531	$11,453	$9,611
9/30/2024	$9,650	$11,559	$9,855
10/31/2024	$9,233	$10,931	$9,354
11/30/2024	$9,247	$10,869	$9,277
12/31/2024	$8,976	$10,621	$9,078
1/31/2025	$9,385	$11,180	$9,465
2/28/2025	$9,458	$11,396	$9,472
3/31/2025	$9,095	$11,350	$9,257
4/30/2025	$9,478	$11,870	$9,634
5/31/2025	$10,020	$12,413	$10,120
6/30/2025	$10,522	$12,687	$10,521
7/31/2025	$10,337	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class C at NAV	11.79%	0.81%
Class C with sales charge	10.79%	0.81%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LCAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9251-C

09/25

Class F

LAFGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.91%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,020	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,007	$10,114	$9,847
1/31/2022	$9,042	$9,625	$9,053
2/28/2022	$8,625	$9,455	$8,801
3/31/2022	$8,566	$9,516	$8,787
4/30/2022	$7,925	$8,900	$8,133
5/31/2022	$7,819	$8,967	$8,063
6/30/2022	$7,297	$8,135	$7,406
7/31/2022	$7,673	$8,540	$7,814
8/31/2022	$7,257	$8,135	$7,509
9/30/2022	$6,590	$7,374	$6,712
10/31/2022	$6,748	$7,770	$6,844
11/30/2022	$7,673	$8,645	$7,695
12/31/2022	$7,341	$8,652	$7,577
1/31/2023	$8,027	$9,353	$8,218
2/28/2023	$7,687	$9,158	$7,867
3/31/2023	$8,133	$9,385	$8,228
4/30/2023	$8,173	$9,650	$8,312
5/31/2023	$8,073	$9,241	$8,081
6/30/2023	$8,373	$9,662	$8,388
7/31/2023	$8,466	$9,974	$8,650
8/31/2023	$8,113	$9,592	$8,209
9/30/2023	$7,587	$9,265	$7,775
10/31/2023	$7,314	$8,889	$7,473
11/30/2023	$8,087	$9,714	$8,246
12/31/2023	$8,498	$10,230	$8,641
1/31/2024	$8,579	$10,289	$8,574
2/29/2024	$9,128	$10,477	$8,902
3/31/2024	$9,403	$10,822	$9,151
4/30/2024	$8,967	$10,545	$8,898
5/31/2024	$9,396	$10,953	$9,133
6/30/2024	$9,577	$10,777	$9,218
7/31/2024	$9,537	$11,093	$9,315
8/31/2024	$9,839	$11,453	$9,611
9/30/2024	$9,966	$11,559	$9,855
10/31/2024	$9,544	$10,931	$9,354
11/30/2024	$9,571	$10,869	$9,277
12/31/2024	$9,296	$10,621	$9,078
1/31/2025	$9,726	$11,180	$9,465
2/28/2025	$9,807	$11,396	$9,472
3/31/2025	$9,444	$11,350	$9,257
4/30/2025	$9,847	$11,870	$9,634
5/31/2025	$10,419	$12,413	$10,120
6/30/2025	$10,950	$12,687	$10,521
7/31/2025	$10,769	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class F at NAV	12.91%	1.82%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LAFGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9252-F

09/25

Class F3

LOAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$70	0.66%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.95%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,026	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,013	$10,114	$9,847
1/31/2022	$9,048	$9,625	$9,053
2/28/2022	$8,632	$9,455	$8,801
3/31/2022	$8,572	$9,516	$8,787
4/30/2022	$7,931	$8,900	$8,133
5/31/2022	$7,826	$8,967	$8,063
6/30/2022	$7,303	$8,135	$7,406
7/31/2022	$7,687	$8,540	$7,814
8/31/2022	$7,264	$8,135	$7,509
9/30/2022	$6,596	$7,374	$6,712
10/31/2022	$6,761	$7,770	$6,844
11/30/2022	$7,680	$8,645	$7,695
12/31/2022	$7,350	$8,652	$7,577
1/31/2023	$8,044	$9,353	$8,218
2/28/2023	$7,697	$9,158	$7,867
3/31/2023	$8,151	$9,385	$8,228
4/30/2023	$8,184	$9,650	$8,312
5/31/2023	$8,091	$9,241	$8,081
6/30/2023	$8,391	$9,662	$8,388
7/31/2023	$8,484	$9,974	$8,650
8/31/2023	$8,131	$9,592	$8,209
9/30/2023	$7,604	$9,265	$7,775
10/31/2023	$7,337	$8,889	$7,473
11/30/2023	$8,111	$9,714	$8,246
12/31/2023	$8,519	$10,230	$8,641
1/31/2024	$8,600	$10,289	$8,574
2/29/2024	$9,158	$10,477	$8,902
3/31/2024	$9,426	$10,822	$9,151
4/30/2024	$8,996	$10,545	$8,898
5/31/2024	$9,420	$10,953	$9,133
6/30/2024	$9,601	$10,777	$9,218
7/31/2024	$9,567	$11,093	$9,315
8/31/2024	$9,870	$11,453	$9,611
9/30/2024	$9,997	$11,559	$9,855
10/31/2024	$9,574	$10,931	$9,354
11/30/2024	$9,601	$10,869	$9,277
12/31/2024	$9,321	$10,621	$9,078
1/31/2025	$9,760	$11,180	$9,465
2/28/2025	$9,841	$11,396	$9,472
3/31/2025	$9,470	$11,350	$9,257
4/30/2025	$9,881	$11,870	$9,634
5/31/2025	$10,455	$12,413	$10,120
6/30/2025	$10,988	$12,687	$10,521
7/31/2025	$10,806	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class F3 at NAV	12.95%	1.91%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LOAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9253-F3

09/25

Class I

LIAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.69%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.98%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,020	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,007	$10,114	$9,847
1/31/2022	$9,042	$9,625	$9,053
2/28/2022	$8,625	$9,455	$8,801
3/31/2022	$8,566	$9,516	$8,787
4/30/2022	$7,925	$8,900	$8,133
5/31/2022	$7,819	$8,967	$8,063
6/30/2022	$7,297	$8,135	$7,406
7/31/2022	$7,673	$8,540	$7,814
8/31/2022	$7,257	$8,135	$7,509
9/30/2022	$6,590	$7,374	$6,712
10/31/2022	$6,748	$7,770	$6,844
11/30/2022	$7,673	$8,645	$7,695
12/31/2022	$7,341	$8,652	$7,577
1/31/2023	$8,028	$9,353	$8,218
2/28/2023	$7,688	$9,158	$7,867
3/31/2023	$8,135	$9,385	$8,228
4/30/2023	$8,175	$9,650	$8,312
5/31/2023	$8,075	$9,241	$8,081
6/30/2023	$8,375	$9,662	$8,388
7/31/2023	$8,468	$9,974	$8,650
8/31/2023	$8,115	$9,592	$8,209
9/30/2023	$7,588	$9,265	$7,775
10/31/2023	$7,315	$8,889	$7,473
11/30/2023	$8,088	$9,714	$8,246
12/31/2023	$8,496	$10,230	$8,641
1/31/2024	$8,583	$10,289	$8,574
2/29/2024	$9,134	$10,477	$8,902
3/31/2024	$9,402	$10,822	$9,151
4/30/2024	$8,973	$10,545	$8,898
5/31/2024	$9,396	$10,953	$9,133
6/30/2024	$9,577	$10,777	$9,218
7/31/2024	$9,537	$11,093	$9,315
8/31/2024	$9,839	$11,453	$9,611
9/30/2024	$9,967	$11,559	$9,855
10/31/2024	$9,550	$10,931	$9,354
11/30/2024	$9,570	$10,869	$9,277
12/31/2024	$9,297	$10,621	$9,078
1/31/2025	$9,729	$11,180	$9,465
2/28/2025	$9,810	$11,396	$9,472
3/31/2025	$9,446	$11,350	$9,257
4/30/2025	$9,850	$11,870	$9,634
5/31/2025	$10,424	$12,413	$10,120
6/30/2025	$10,950	$12,687	$10,521
7/31/2025	$10,775	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class I at NAV	12.98%	1.84%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LIAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9254-I

09/25

Class R3

LRAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128	1.21%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.39%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$9,993	$9,967	$9,830
8/31/2021	$10,212	$10,143	$10,052
9/30/2021	$9,590	$9,849	$9,620
10/31/2021	$10,000	$10,091	$9,918
11/30/2021	$9,709	$9,621	$9,560
12/31/2021	$9,980	$10,114	$9,847
1/31/2022	$9,015	$9,625	$9,053
2/28/2022	$8,599	$9,455	$8,801
3/31/2022	$8,533	$9,516	$8,787
4/30/2022	$7,892	$8,900	$8,133
5/31/2022	$7,786	$8,967	$8,063
6/30/2022	$7,257	$8,135	$7,406
7/31/2022	$7,634	$8,540	$7,814
8/31/2022	$7,211	$8,135	$7,509
9/30/2022	$6,550	$7,374	$6,712
10/31/2022	$6,702	$7,770	$6,844
11/30/2022	$7,614	$8,645	$7,695
12/31/2022	$7,283	$8,652	$7,577
1/31/2023	$7,966	$9,353	$8,218
2/28/2023	$7,621	$9,158	$7,867
3/31/2023	$8,066	$9,385	$8,228
4/30/2023	$8,099	$9,650	$8,312
5/31/2023	$8,000	$9,241	$8,081
6/30/2023	$8,291	$9,662	$8,388
7/31/2023	$8,378	$9,974	$8,650
8/31/2023	$8,026	$9,592	$8,209
9/30/2023	$7,502	$9,265	$7,775
10/31/2023	$7,230	$8,889	$7,473
11/30/2023	$7,993	$9,714	$8,246
12/31/2023	$8,393	$10,230	$8,641
1/31/2024	$8,466	$10,289	$8,574
2/29/2024	$9,011	$10,477	$8,902
3/31/2024	$9,277	$10,822	$9,151
4/30/2024	$8,845	$10,545	$8,898
5/31/2024	$9,257	$10,953	$9,133
6/30/2024	$9,437	$10,777	$9,218
7/31/2024	$9,390	$11,093	$9,315
8/31/2024	$9,683	$11,453	$9,611
9/30/2024	$9,809	$11,559	$9,855
10/31/2024	$9,390	$10,931	$9,354
11/30/2024	$9,410	$10,869	$9,277
12/31/2024	$9,131	$10,621	$9,078
1/31/2025	$9,556	$11,180	$9,465
2/28/2025	$9,630	$11,396	$9,472
3/31/2025	$9,264	$11,350	$9,257
4/30/2025	$9,663	$11,870	$9,634
5/31/2025	$10,221	$12,413	$10,120
6/30/2025	$10,734	$12,687	$10,521
7/31/2025	$10,554	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class R3 at NAV	12.39%	1.32%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LRAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9255-R3

09/25

Class R4

LASGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$99	0.93%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.67%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$9,993	$9,967	$9,830
8/31/2021	$10,212	$10,143	$10,052
9/30/2021	$9,597	$9,849	$9,620
10/31/2021	$10,013	$10,091	$9,918
11/30/2021	$9,722	$9,621	$9,560
12/31/2021	$9,993	$10,114	$9,847
1/31/2022	$9,028	$9,625	$9,053
2/28/2022	$8,612	$9,455	$8,801
3/31/2022	$8,553	$9,516	$8,787
4/30/2022	$7,911	$8,900	$8,133
5/31/2022	$7,799	$8,967	$8,063
6/30/2022	$7,277	$8,135	$7,406
7/31/2022	$7,654	$8,540	$7,814
8/31/2022	$7,237	$8,135	$7,509
9/30/2022	$6,570	$7,374	$6,712
10/31/2022	$6,728	$7,770	$6,844
11/30/2022	$7,640	$8,645	$7,695
12/31/2022	$7,316	$8,652	$7,577
1/31/2023	$7,994	$9,353	$8,218
2/28/2023	$7,655	$9,158	$7,867
3/31/2023	$8,100	$9,385	$8,228
4/30/2023	$8,134	$9,650	$8,312
5/31/2023	$8,034	$9,241	$8,081
6/30/2023	$8,333	$9,662	$8,388
7/31/2023	$8,420	$9,974	$8,650
8/31/2023	$8,067	$9,592	$8,209
9/30/2023	$7,548	$9,265	$7,775
10/31/2023	$7,276	$8,889	$7,473
11/30/2023	$8,040	$9,714	$8,246
12/31/2023	$8,439	$10,230	$8,641
1/31/2024	$8,526	$10,289	$8,574
2/29/2024	$9,067	$10,477	$8,902
3/31/2024	$9,334	$10,822	$9,151
4/30/2024	$8,906	$10,545	$8,898
5/31/2024	$9,327	$10,953	$9,133
6/30/2024	$9,501	$10,777	$9,218
7/31/2024	$9,461	$11,093	$9,315
8/31/2024	$9,762	$11,453	$9,611
9/30/2024	$9,889	$11,559	$9,855
10/31/2024	$9,468	$10,931	$9,354
11/30/2024	$9,488	$10,869	$9,277
12/31/2024	$9,214	$10,621	$9,078
1/31/2025	$9,642	$11,180	$9,465
2/28/2025	$9,716	$11,396	$9,472
3/31/2025	$9,354	$11,350	$9,257
4/30/2025	$9,756	$11,870	$9,634
5/31/2025	$10,318	$12,413	$10,120
6/30/2025	$10,841	$12,687	$10,521
7/31/2025	$10,660	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class R4 at NAV	12.67%	1.57%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LASGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9256-R4

09/25

Class R5

LTAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$76	0.71%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.98%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,020	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,007	$10,114	$9,847
1/31/2022	$9,042	$9,625	$9,053
2/28/2022	$8,625	$9,455	$8,801
3/31/2022	$8,566	$9,516	$8,787
4/30/2022	$7,925	$8,900	$8,133
5/31/2022	$7,819	$8,967	$8,063
6/30/2022	$7,297	$8,135	$7,406
7/31/2022	$7,673	$8,540	$7,814
8/31/2022	$7,257	$8,135	$7,509
9/30/2022	$6,590	$7,374	$6,712
10/31/2022	$6,748	$7,770	$6,844
11/30/2022	$7,673	$8,645	$7,695
12/31/2022	$7,341	$8,652	$7,577
1/31/2023	$8,028	$9,353	$8,218
2/28/2023	$7,688	$9,158	$7,867
3/31/2023	$8,135	$9,385	$8,228
4/30/2023	$8,175	$9,650	$8,312
5/31/2023	$8,075	$9,241	$8,081
6/30/2023	$8,375	$9,662	$8,388
7/31/2023	$8,462	$9,974	$8,650
8/31/2023	$8,115	$9,592	$8,209
9/30/2023	$7,588	$9,265	$7,775
10/31/2023	$7,315	$8,889	$7,473
11/30/2023	$8,088	$9,714	$8,246
12/31/2023	$8,495	$10,230	$8,641
1/31/2024	$8,582	$10,289	$8,574
2/29/2024	$9,132	$10,477	$8,902
3/31/2024	$9,401	$10,822	$9,151
4/30/2024	$8,971	$10,545	$8,898
5/31/2024	$9,394	$10,953	$9,133
6/30/2024	$9,576	$10,777	$9,218
7/31/2024	$9,535	$11,093	$9,315
8/31/2024	$9,838	$11,453	$9,611
9/30/2024	$9,965	$11,559	$9,855
10/31/2024	$9,549	$10,931	$9,354
11/30/2024	$9,569	$10,869	$9,277
12/31/2024	$9,296	$10,621	$9,078
1/31/2025	$9,728	$11,180	$9,465
2/28/2025	$9,809	$11,396	$9,472
3/31/2025	$9,444	$11,350	$9,257
4/30/2025	$9,849	$11,870	$9,634
5/31/2025	$10,422	$12,413	$10,120
6/30/2025	$10,949	$12,687	$10,521
7/31/2025	$10,773	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class R5 at NAV	12.98%	1.83%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LTAGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9257-R5

09/25

Class R6

LAVGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett International Growth Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.67%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 12.95%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 11.58% return of a securities market index with investment characteristics similar to those of the Fund, the MSCI All Country World ex USA Growth Index (Net). The Fund's broad-based securities market index, the MSCI EAFE Net Index, returned 12.77% over the same period.

Positive factors for the markets included resilient economic data and corporate earnings, continued disinflation, and other factors, such as productivity gains from generative artificial intelligence. Negative factors included increased policy uncertainty during the period, including U.S. President Trump's “Liberation Day” announcement, which led to market volatility. Against this backdrop, U.S. equity markets delivered generally strong returns.

Top contributors to performance:

Security selection within the Industrials sector contributed to relative performance, led by an overweight allocation to Rheinmetall AG. Security selection within the Health Care sector also contributed to performance, led by an overweight allocation to Galderma Group AG.

Top detractors from performance:

Security selection within the Consumer Discretionary sector detracted from relative performance, led by an overweight allocation to Meituan. Security selection within the Information Technology sector also detracted from relative performance, led by an overweight allocation to Atlassian Corp.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	MSCI EAFE Net Index	MSCI All Country World ex USA Growth Index (Net)
6/24/2021	$10,000	$10,000	$10,000
6/30/2021	$9,941	$9,893	$9,981
7/31/2021	$10,000	$9,967	$9,830
8/31/2021	$10,218	$10,143	$10,052
9/30/2021	$9,603	$9,849	$9,620
10/31/2021	$10,026	$10,091	$9,918
11/30/2021	$9,736	$9,621	$9,560
12/31/2021	$10,013	$10,114	$9,847
1/31/2022	$9,048	$9,625	$9,053
2/28/2022	$8,632	$9,455	$8,801
3/31/2022	$8,572	$9,516	$8,787
4/30/2022	$7,931	$8,900	$8,133
5/31/2022	$7,826	$8,967	$8,063
6/30/2022	$7,303	$8,135	$7,406
7/31/2022	$7,687	$8,540	$7,814
8/31/2022	$7,264	$8,135	$7,509
9/30/2022	$6,596	$7,374	$6,712
10/31/2022	$6,755	$7,770	$6,844
11/30/2022	$7,680	$8,645	$7,695
12/31/2022	$7,350	$8,652	$7,577
1/31/2023	$8,037	$9,353	$8,218
2/28/2023	$7,697	$9,158	$7,867
3/31/2023	$8,144	$9,385	$8,228
4/30/2023	$8,184	$9,650	$8,312
5/31/2023	$8,091	$9,241	$8,081
6/30/2023	$8,391	$9,662	$8,388
7/31/2023	$8,484	$9,974	$8,650
8/31/2023	$8,131	$9,592	$8,209
9/30/2023	$7,604	$9,265	$7,775
10/31/2023	$7,330	$8,889	$7,473
11/30/2023	$8,111	$9,714	$8,246
12/31/2023	$8,519	$10,230	$8,641
1/31/2024	$8,600	$10,289	$8,574
2/29/2024	$9,151	$10,477	$8,902
3/31/2024	$9,426	$10,822	$9,151
4/30/2024	$8,990	$10,545	$8,898
5/31/2024	$9,420	$10,953	$9,133
6/30/2024	$9,601	$10,777	$9,218
7/31/2024	$9,568	$11,093	$9,315
8/31/2024	$9,863	$11,453	$9,611
9/30/2024	$9,998	$11,559	$9,855
10/31/2024	$9,574	$10,931	$9,354
11/30/2024	$9,594	$10,869	$9,277
12/31/2024	$9,321	$10,621	$9,078
1/31/2025	$9,760	$11,180	$9,465
2/28/2025	$9,841	$11,396	$9,472
3/31/2025	$9,470	$11,350	$9,257
4/30/2025	$9,882	$11,870	$9,634
5/31/2025	$10,455	$12,413	$10,120
6/30/2025	$10,982	$12,687	$10,521
7/31/2025	$10,806	$12,509	$10,394

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	Since Inception 6/24/21
Class R6 at NAV	12.95%	1.91%
MSCI All Country World ex USA Growth Index (Net)	11.58%	0.95%
MSCI EAFE Net Index	12.77%	5.61%

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$3,553,729
# of Portfolio Holdings	79
Portfolio Turnover Rate	125%
Total Advisory Fees Paid	$0

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	12.12%
Consumer Discretionary	9.50%
Consumer Staples	5.53%
Financials	9.65%
Health Care	11.65%
Industrials	25.93%
Information Technology	20.76%
Materials	4.86%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LAVGX

Lord Abbett International Growth Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9258-R6

09/25

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.65%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.62%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$9,776	$10,000	$10,000
5/31/2020	$10,080	$10,047	$10,381
6/30/2020	$10,163	$10,110	$10,474
7/31/2020	$10,515	$10,261	$10,846
8/31/2020	$10,627	$10,178	$10,941
9/30/2020	$10,571	$10,172	$10,851
10/31/2020	$10,636	$10,127	$10,896
11/30/2020	$10,972	$10,226	$11,216
12/31/2020	$11,138	$10,240	$11,367
1/31/2021	$11,216	$10,167	$11,404
2/28/2021	$11,305	$10,020	$11,467
3/31/2021	$11,354	$9,895	$11,538
4/30/2021	$11,443	$9,973	$11,635
5/31/2021	$11,501	$10,006	$11,675
6/30/2021	$11,583	$10,076	$11,761
7/31/2021	$11,589	$10,189	$11,764
8/31/2021	$11,626	$10,169	$11,815
9/30/2021	$11,665	$10,081	$11,832
10/31/2021	$11,703	$10,079	$11,843
11/30/2021	$11,592	$10,108	$11,760
12/31/2021	$11,754	$10,083	$11,921
1/31/2022	$11,599	$9,865	$11,745
2/28/2022	$11,529	$9,755	$11,700
3/31/2022	$11,507	$9,484	$11,650
4/30/2022	$11,272	$9,124	$11,427
5/31/2022	$11,261	$9,183	$11,428
6/30/2022	$10,623	$9,039	$10,843
7/31/2022	$11,121	$9,260	$11,344
8/31/2022	$10,989	$8,998	$11,158
9/30/2022	$10,675	$8,610	$10,869
10/31/2022	$10,928	$8,498	$11,145
11/30/2022	$11,117	$8,811	$11,330
12/31/2022	$11,077	$8,771	$11,278
1/31/2023	$11,402	$9,041	$11,606
2/28/2023	$11,298	$8,807	$11,518
3/31/2023	$11,371	$9,031	$11,618
4/30/2023	$11,468	$9,085	$11,712
5/31/2023	$11,411	$8,986	$11,645
6/30/2023	$11,595	$8,954	$11,805
7/31/2023	$11,733	$8,948	$11,947
8/31/2023	$11,786	$8,891	$11,991
9/30/2023	$11,753	$8,665	$11,916
10/31/2023	$11,662	$8,528	$11,836
11/30/2023	$12,065	$8,914	$12,253
12/31/2023	$12,407	$9,256	$12,592
1/31/2024	$12,468	$9,230	$12,605
2/29/2024	$12,540	$9,100	$12,645
3/31/2024	$12,678	$9,184	$12,770
4/30/2024	$12,624	$8,952	$12,702
5/31/2024	$12,751	$9,104	$12,826
6/30/2024	$12,865	$9,190	$12,942
7/31/2024	$13,071	$9,405	$13,135
8/31/2024	$13,227	$9,540	$13,310
9/30/2024	$13,395	$9,667	$13,450
10/31/2024	$13,400	$9,428	$13,401
11/30/2024	$13,540	$9,527	$13,534
12/31/2024	$13,542	$9,371	$13,500
1/31/2025	$13,686	$9,421	$13,668
2/28/2025	$13,772	$9,628	$13,750
3/31/2025	$13,574	$9,632	$13,644
4/30/2025	$13,388	$9,670	$13,649
5/31/2025	$13,719	$9,601	$13,838
6/30/2025	$13,991	$9,748	$14,066
7/31/2025	$14,067	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class A at NAV	7.62%	5.99%	7.18%
Class A with sales charge	5.18%	5.52%	6.71%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class A

LSYAX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9050-A

09/25

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$144	1.39%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 6.83%, reflecting performance at the net asset value (NAV) of Class C shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class C with load	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,304	$10,047	$10,381
6/30/2020	$10,382	$10,110	$10,474
7/31/2020	$10,734	$10,261	$10,846
8/31/2020	$10,842	$10,178	$10,941
9/30/2020	$10,777	$10,172	$10,851
10/31/2020	$10,845	$10,127	$10,896
11/30/2020	$11,169	$10,226	$11,216
12/31/2020	$11,331	$10,240	$11,367
1/31/2021	$11,403	$10,167	$11,404
2/28/2021	$11,487	$10,020	$11,467
3/31/2021	$11,529	$9,895	$11,538
4/30/2021	$11,611	$9,973	$11,635
5/31/2021	$11,663	$10,006	$11,675
6/30/2021	$11,739	$10,076	$11,761
7/31/2021	$11,737	$10,189	$11,764
8/31/2021	$11,768	$10,169	$11,815
9/30/2021	$11,800	$10,081	$11,832
10/31/2021	$11,831	$10,079	$11,843
11/30/2021	$11,712	$10,108	$11,760
12/31/2021	$11,869	$10,083	$11,921
1/31/2022	$11,705	$9,865	$11,745
2/28/2022	$11,629	$9,755	$11,700
3/31/2022	$11,599	$9,484	$11,650
4/30/2022	$11,356	$9,124	$11,427
5/31/2022	$11,338	$9,183	$11,428
6/30/2022	$10,690	$9,039	$10,843
7/31/2022	$11,184	$9,260	$11,344
8/31/2022	$11,045	$8,998	$11,158
9/30/2022	$10,723	$8,610	$10,869
10/31/2022	$10,971	$8,498	$11,145
11/30/2022	$11,155	$8,811	$11,330
12/31/2022	$11,109	$8,771	$11,278
1/31/2023	$11,417	$9,041	$11,606
2/28/2023	$11,307	$8,807	$11,518
3/31/2023	$11,386	$9,031	$11,618
4/30/2023	$11,476	$9,085	$11,712
5/31/2023	$11,413	$8,986	$11,645
6/30/2023	$11,590	$8,954	$11,805
7/31/2023	$11,722	$8,948	$11,947
8/31/2023	$11,757	$8,891	$11,991
9/30/2023	$11,730	$8,665	$11,916
10/31/2023	$11,632	$8,528	$11,836
11/30/2023	$12,027	$8,914	$12,253
12/31/2023	$12,348	$9,256	$12,592
1/31/2024	$12,401	$9,230	$12,605
2/29/2024	$12,478	$9,100	$12,645
3/31/2024	$12,595	$9,184	$12,770
4/30/2024	$12,547	$8,952	$12,702
5/31/2024	$12,665	$9,104	$12,826
6/30/2024	$12,771	$9,190	$12,942
7/31/2024	$12,968	$9,405	$13,135
8/31/2024	$13,115	$9,540	$13,310
9/30/2024	$13,273	$9,667	$13,450
10/31/2024	$13,269	$9,428	$13,401
11/30/2024	$13,400	$9,527	$13,534
12/31/2024	$13,394	$9,371	$13,500
1/31/2025	$13,528	$9,421	$13,668
2/28/2025	$13,605	$9,628	$13,750
3/31/2025	$13,401	$9,632	$13,644
4/30/2025	$13,209	$9,670	$13,649
5/31/2025	$13,513	$9,601	$13,838
6/30/2025	$13,787	$9,748	$14,066
7/31/2025	$13,854	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class C at NAV	6.83%	5.23%	6.40%
Class C with sales charge	5.84%	5.23%	6.40%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class C

LSYCX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9051-C

09/25

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.83%, reflecting performance at the net asset value (NAV) of Class F shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class F	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,047	$10,381
6/30/2020	$10,400	$10,110	$10,474
7/31/2020	$10,761	$10,261	$10,846
8/31/2020	$10,878	$10,178	$10,941
9/30/2020	$10,822	$10,172	$10,851
10/31/2020	$10,890	$10,127	$10,896
11/30/2020	$11,235	$10,226	$11,216
12/31/2020	$11,407	$10,240	$11,367
1/31/2021	$11,489	$10,167	$11,404
2/28/2021	$11,582	$10,020	$11,467
3/31/2021	$11,634	$9,895	$11,538
4/30/2021	$11,727	$9,973	$11,635
5/31/2021	$11,789	$10,006	$11,675
6/30/2021	$11,875	$10,076	$11,761
7/31/2021	$11,883	$10,189	$11,764
8/31/2021	$11,924	$10,169	$11,815
9/30/2021	$11,966	$10,081	$11,832
10/31/2021	$11,996	$10,079	$11,843
11/30/2021	$11,895	$10,108	$11,760
12/31/2021	$12,063	$10,083	$11,921
1/31/2022	$11,905	$9,865	$11,745
2/28/2022	$11,836	$9,755	$11,700
3/31/2022	$11,815	$9,484	$11,650
4/30/2022	$11,575	$9,124	$11,427
5/31/2022	$11,555	$9,183	$11,428
6/30/2022	$10,913	$9,039	$10,843
7/31/2022	$11,426	$9,260	$11,344
8/31/2022	$11,281	$8,998	$11,158
9/30/2022	$10,960	$8,610	$10,869
10/31/2022	$11,233	$8,498	$11,145
11/30/2022	$11,418	$8,811	$11,330
12/31/2022	$11,390	$8,771	$11,278
1/31/2023	$11,715	$9,041	$11,606
2/28/2023	$11,610	$8,807	$11,518
3/31/2023	$11,699	$9,031	$11,618
4/30/2023	$11,799	$9,085	$11,712
5/31/2023	$11,731	$8,986	$11,645
6/30/2023	$11,934	$8,954	$11,805
7/31/2023	$12,066	$8,948	$11,947
8/31/2023	$12,123	$8,891	$11,991
9/30/2023	$12,091	$8,665	$11,916
10/31/2023	$11,999	$8,528	$11,836
11/30/2023	$12,428	$8,914	$12,253
12/31/2023	$12,770	$9,256	$12,592
1/31/2024	$12,835	$9,230	$12,605
2/29/2024	$12,911	$9,100	$12,645
3/31/2024	$13,055	$9,184	$12,770
4/30/2024	$13,001	$8,952	$12,702
5/31/2024	$13,134	$9,104	$12,826
6/30/2024	$13,254	$9,190	$12,942
7/31/2024	$13,469	$9,405	$13,135
8/31/2024	$13,646	$9,540	$13,310
9/30/2024	$13,807	$9,667	$13,450
10/31/2024	$13,815	$9,428	$13,401
11/30/2024	$13,976	$9,527	$13,534
12/31/2024	$13,966	$9,371	$13,500
1/31/2025	$14,117	$9,421	$13,668
2/28/2025	$14,222	$9,628	$13,750
3/31/2025	$14,005	$9,632	$13,644
4/30/2025	$13,815	$9,670	$13,649
5/31/2025	$14,160	$9,601	$13,838
6/30/2025	$14,443	$9,748	$14,066
7/31/2025	$14,524	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class F at NAV	7.83%	6.18%	7.36%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F

LSYFX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9052-F

09/25

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$38	0.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.92%, reflecting performance at the net asset value (NAV) of Class F3 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class F3	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,047	$10,381
6/30/2020	$10,401	$10,110	$10,474
7/31/2020	$10,763	$10,261	$10,846
8/31/2020	$10,880	$10,178	$10,941
9/30/2020	$10,825	$10,172	$10,851
10/31/2020	$10,893	$10,127	$10,896
11/30/2020	$11,239	$10,226	$11,216
12/31/2020	$11,411	$10,240	$11,367
1/31/2021	$11,495	$10,167	$11,404
2/28/2021	$11,589	$10,020	$11,467
3/31/2021	$11,641	$9,895	$11,538
4/30/2021	$11,735	$9,973	$11,635
5/31/2021	$11,798	$10,006	$11,675
6/30/2021	$11,884	$10,076	$11,761
7/31/2021	$11,893	$10,189	$11,764
8/31/2021	$11,935	$10,169	$11,815
9/30/2021	$11,977	$10,081	$11,832
10/31/2021	$12,019	$10,079	$11,843
11/30/2021	$11,908	$10,108	$11,760
12/31/2021	$12,077	$10,083	$11,921
1/31/2022	$11,920	$9,865	$11,745
2/28/2022	$11,851	$9,755	$11,700
3/31/2022	$11,830	$9,484	$11,650
4/30/2022	$11,591	$9,124	$11,427
5/31/2022	$11,582	$9,183	$11,428
6/30/2022	$10,929	$9,039	$10,843
7/31/2022	$11,443	$9,260	$11,344
8/31/2022	$11,309	$8,998	$11,158
9/30/2022	$10,988	$8,610	$10,869
10/31/2022	$11,251	$8,498	$11,145
11/30/2022	$11,447	$8,811	$11,330
12/31/2022	$11,408	$8,771	$11,278
1/31/2023	$11,746	$9,041	$11,606
2/28/2023	$11,641	$8,807	$11,518
3/31/2023	$11,718	$9,031	$11,618
4/30/2023	$11,832	$9,085	$11,712
5/31/2023	$11,764	$8,986	$11,645
6/30/2023	$11,968	$8,954	$11,805
7/31/2023	$12,100	$8,948	$11,947
8/31/2023	$12,158	$8,891	$11,991
9/30/2023	$12,126	$8,665	$11,916
10/31/2023	$12,034	$8,528	$11,836
11/30/2023	$12,465	$8,914	$12,253
12/31/2023	$12,808	$9,256	$12,592
1/31/2024	$12,874	$9,230	$12,605
2/29/2024	$12,952	$9,100	$12,645
3/31/2024	$13,097	$9,184	$12,770
4/30/2024	$13,044	$8,952	$12,702
5/31/2024	$13,179	$9,104	$12,826
6/30/2024	$13,300	$9,190	$12,942
7/31/2024	$13,516	$9,405	$13,135
8/31/2024	$13,695	$9,540	$13,310
9/30/2024	$13,858	$9,667	$13,450
10/31/2024	$13,866	$9,428	$13,401
11/30/2024	$14,029	$9,527	$13,534
12/31/2024	$14,020	$9,371	$13,500
1/31/2025	$14,187	$9,421	$13,668
2/28/2025	$14,279	$9,628	$13,750
3/31/2025	$14,063	$9,632	$13,644
4/30/2025	$13,888	$9,670	$13,649
5/31/2025	$14,220	$9,601	$13,838
6/30/2025	$14,505	$9,748	$14,066
7/31/2025	$14,588	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class F3 at NAV	7.92%	6.27%	7.45%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class F3

LSYNX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9054-F3

09/25

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.83%, reflecting performance at the net asset value (NAV) of Class I shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,047	$10,381
6/30/2020	$10,400	$10,110	$10,474
7/31/2020	$10,761	$10,261	$10,846
8/31/2020	$10,878	$10,178	$10,941
9/30/2020	$10,822	$10,172	$10,851
10/31/2020	$10,890	$10,127	$10,896
11/30/2020	$11,235	$10,226	$11,216
12/31/2020	$11,408	$10,240	$11,367
1/31/2021	$11,490	$10,167	$11,404
2/28/2021	$11,584	$10,020	$11,467
3/31/2021	$11,636	$9,895	$11,538
4/30/2021	$11,729	$9,973	$11,635
5/31/2021	$11,791	$10,006	$11,675
6/30/2021	$11,877	$10,076	$11,761
7/31/2021	$11,885	$10,189	$11,764
8/31/2021	$11,926	$10,169	$11,815
9/30/2021	$11,968	$10,081	$11,832
10/31/2021	$12,009	$10,079	$11,843
11/30/2021	$11,897	$10,108	$11,760
12/31/2021	$12,066	$10,083	$11,921
1/31/2022	$11,908	$9,865	$11,745
2/28/2022	$11,839	$9,755	$11,700
3/31/2022	$11,817	$9,484	$11,650
4/30/2022	$11,578	$9,124	$11,427
5/31/2022	$11,558	$9,183	$11,428
6/30/2022	$10,904	$9,039	$10,843
7/31/2022	$11,417	$9,260	$11,344
8/31/2022	$11,283	$8,998	$11,158
9/30/2022	$10,962	$8,610	$10,869
10/31/2022	$11,224	$8,498	$11,145
11/30/2022	$11,408	$8,811	$11,330
12/31/2022	$11,381	$8,771	$11,278
1/31/2023	$11,705	$9,041	$11,606
2/28/2023	$11,600	$8,807	$11,518
3/31/2023	$11,677	$9,031	$11,618
4/30/2023	$11,790	$9,085	$11,712
5/31/2023	$11,722	$8,986	$11,645
6/30/2023	$11,925	$8,954	$11,805
7/31/2023	$12,057	$8,948	$11,947
8/31/2023	$12,113	$8,891	$11,991
9/30/2023	$12,081	$8,665	$11,916
10/31/2023	$11,989	$8,528	$11,836
11/30/2023	$12,418	$8,914	$12,253
12/31/2023	$12,760	$9,256	$12,592
1/31/2024	$12,825	$9,230	$12,605
2/29/2024	$12,901	$9,100	$12,645
3/31/2024	$13,045	$9,184	$12,770
4/30/2024	$12,991	$8,952	$12,702
5/31/2024	$13,124	$9,104	$12,826
6/30/2024	$13,244	$9,190	$12,942
7/31/2024	$13,459	$9,405	$13,135
8/31/2024	$13,622	$9,540	$13,310
9/30/2024	$13,797	$9,667	$13,450
10/31/2024	$13,804	$9,428	$13,401
11/30/2024	$13,951	$9,527	$13,534
12/31/2024	$13,955	$9,371	$13,500
1/31/2025	$14,106	$9,421	$13,668
2/28/2025	$14,197	$9,628	$13,750
3/31/2025	$13,994	$9,632	$13,644
4/30/2025	$13,804	$9,670	$13,649
5/31/2025	$14,149	$9,601	$13,838
6/30/2025	$14,432	$9,748	$14,066
7/31/2025	$14,513	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class I at NAV	7.83%	6.16%	7.35%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class I

LSYIX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9053-I

09/25

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$98	0.95%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.31%, reflecting performance at the net asset value (NAV) of Class R3 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R3	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,309	$10,047	$10,381
6/30/2020	$10,391	$10,110	$10,474
7/31/2020	$10,748	$10,261	$10,846
8/31/2020	$10,859	$10,178	$10,941
9/30/2020	$10,799	$10,172	$10,851
10/31/2020	$10,862	$10,127	$10,896
11/30/2020	$11,201	$10,226	$11,216
12/31/2020	$11,368	$10,240	$11,367
1/31/2021	$11,445	$10,167	$11,404
2/28/2021	$11,534	$10,020	$11,467
3/31/2021	$11,581	$9,895	$11,538
4/30/2021	$11,668	$9,973	$11,635
5/31/2021	$11,725	$10,006	$11,675
6/30/2021	$11,805	$10,076	$11,761
7/31/2021	$11,809	$10,189	$11,764
8/31/2021	$11,844	$10,169	$11,815
9/30/2021	$11,881	$10,081	$11,832
10/31/2021	$11,917	$10,079	$11,843
11/30/2021	$11,801	$10,108	$11,760
12/31/2021	$11,963	$10,083	$11,921
1/31/2022	$11,802	$9,865	$11,745
2/28/2022	$11,729	$9,755	$11,700
3/31/2022	$11,703	$9,484	$11,650
4/30/2022	$11,462	$9,124	$11,427
5/31/2022	$11,448	$9,183	$11,428
6/30/2022	$10,797	$9,039	$10,843
7/31/2022	$11,300	$9,260	$11,344
8/31/2022	$11,163	$8,998	$11,158
9/30/2022	$10,841	$8,610	$10,869
10/31/2022	$11,095	$8,498	$11,145
11/30/2022	$11,285	$8,811	$11,330
12/31/2022	$11,241	$8,771	$11,278
1/31/2023	$11,568	$9,041	$11,606
2/28/2023	$11,460	$8,807	$11,518
3/31/2023	$11,532	$9,031	$11,618
4/30/2023	$11,639	$9,085	$11,712
5/31/2023	$11,566	$8,986	$11,645
6/30/2023	$11,762	$8,954	$11,805
7/31/2023	$11,887	$8,948	$11,947
8/31/2023	$11,938	$8,891	$11,991
9/30/2023	$11,901	$8,665	$11,916
10/31/2023	$11,806	$8,528	$11,836
11/30/2023	$12,210	$8,914	$12,253
12/31/2023	$12,554	$9,256	$12,592
1/31/2024	$12,613	$9,230	$12,605
2/29/2024	$12,683	$9,100	$12,645
3/31/2024	$12,806	$9,184	$12,770
4/30/2024	$12,761	$8,952	$12,702
5/31/2024	$12,886	$9,104	$12,826
6/30/2024	$12,998	$9,190	$12,942
7/31/2024	$13,203	$9,405	$13,135
8/31/2024	$13,358	$9,540	$13,310
9/30/2024	$13,524	$9,667	$13,450
10/31/2024	$13,512	$9,428	$13,401
11/30/2024	$13,664	$9,527	$13,534
12/31/2024	$13,663	$9,371	$13,500
1/31/2025	$13,804	$9,421	$13,668
2/28/2025	$13,888	$9,628	$13,750
3/31/2025	$13,684	$9,632	$13,644
4/30/2025	$13,494	$9,670	$13,649
5/31/2025	$13,810	$9,601	$13,838
6/30/2025	$14,095	$9,748	$14,066
7/31/2025	$14,168	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class R3 at NAV	7.31%	5.68%	6.86%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R3

LSYQX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9055-R3

09/25

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$73	0.70%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.56%, reflecting performance at the net asset value (NAV) of Class R4 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R4	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,311	$10,047	$10,381
6/30/2020	$10,395	$10,110	$10,474
7/31/2020	$10,754	$10,261	$10,846
8/31/2020	$10,869	$10,178	$10,941
9/30/2020	$10,810	$10,172	$10,851
10/31/2020	$10,876	$10,127	$10,896
11/30/2020	$11,218	$10,226	$11,216
12/31/2020	$11,388	$10,240	$11,367
1/31/2021	$11,468	$10,167	$11,404
2/28/2021	$11,559	$10,020	$11,467
3/31/2021	$11,608	$9,895	$11,538
4/30/2021	$11,698	$9,973	$11,635
5/31/2021	$11,757	$10,006	$11,675
6/30/2021	$11,840	$10,076	$11,761
7/31/2021	$11,846	$10,189	$11,764
8/31/2021	$11,884	$10,169	$11,815
9/30/2021	$11,923	$10,081	$11,832
10/31/2021	$11,962	$10,079	$11,843
11/30/2021	$11,847	$10,108	$11,760
12/31/2021	$12,013	$10,083	$11,921
1/31/2022	$11,854	$9,865	$11,745
2/28/2022	$11,782	$9,755	$11,700
3/31/2022	$11,759	$9,484	$11,650
4/30/2022	$11,518	$9,124	$11,427
5/31/2022	$11,507	$9,183	$11,428
6/30/2022	$10,855	$9,039	$10,843
7/31/2022	$11,363	$9,260	$11,344
8/31/2022	$11,228	$8,998	$11,158
9/30/2022	$10,907	$8,610	$10,869
10/31/2022	$11,165	$8,498	$11,145
11/30/2022	$11,357	$8,811	$11,330
12/31/2022	$11,316	$8,771	$11,278
1/31/2023	$11,648	$9,041	$11,606
2/28/2023	$11,541	$8,807	$11,518
3/31/2023	$11,616	$9,031	$11,618
4/30/2023	$11,726	$9,085	$11,712
5/31/2023	$11,655	$8,986	$11,645
6/30/2023	$11,855	$8,954	$11,805
7/31/2023	$11,983	$8,948	$11,947
8/31/2023	$12,038	$8,891	$11,991
9/30/2023	$12,003	$8,665	$11,916
10/31/2023	$11,910	$8,528	$11,836
11/30/2023	$12,333	$8,914	$12,253
12/31/2023	$12,669	$9,256	$12,592
1/31/2024	$12,731	$9,230	$12,605
2/29/2024	$12,805	$9,100	$12,645
3/31/2024	$12,944	$9,184	$12,770
4/30/2024	$12,889	$8,952	$12,702
5/31/2024	$13,018	$9,104	$12,826
6/30/2024	$13,133	$9,190	$12,942
7/31/2024	$13,344	$9,405	$13,135
8/31/2024	$13,503	$9,540	$13,310
9/30/2024	$13,673	$9,667	$13,450
10/31/2024	$13,677	$9,428	$13,401
11/30/2024	$13,820	$9,527	$13,534
12/31/2024	$13,821	$9,371	$13,500
1/31/2025	$13,968	$9,421	$13,668
2/28/2025	$14,055	$9,628	$13,750
3/31/2025	$13,852	$9,632	$13,644
4/30/2025	$13,661	$9,670	$13,649
5/31/2025	$13,984	$9,601	$13,838
6/30/2025	$14,276	$9,748	$14,066
7/31/2025	$14,353	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class R4 at NAV	7.56%	5.94%	7.12%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R4

LSYSX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9056-R4

09/25

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$46	0.44%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.84%, reflecting performance at the net asset value (NAV) of Class R5 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R5	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,313	$10,047	$10,381
6/30/2020	$10,399	$10,110	$10,474
7/31/2020	$10,761	$10,261	$10,846
8/31/2020	$10,878	$10,178	$10,941
9/30/2020	$10,821	$10,172	$10,851
10/31/2020	$10,889	$10,127	$10,896
11/30/2020	$11,234	$10,226	$11,216
12/31/2020	$11,406	$10,240	$11,367
1/31/2021	$11,489	$10,167	$11,404
2/28/2021	$11,582	$10,020	$11,467
3/31/2021	$11,634	$9,895	$11,538
4/30/2021	$11,727	$9,973	$11,635
5/31/2021	$11,789	$10,006	$11,675
6/30/2021	$11,874	$10,076	$11,761
7/31/2021	$11,883	$10,189	$11,764
8/31/2021	$11,923	$10,169	$11,815
9/30/2021	$11,965	$10,081	$11,832
10/31/2021	$12,007	$10,079	$11,843
11/30/2021	$11,895	$10,108	$11,760
12/31/2021	$12,063	$10,083	$11,921
1/31/2022	$11,906	$9,865	$11,745
2/28/2022	$11,837	$9,755	$11,700
3/31/2022	$11,816	$9,484	$11,650
4/30/2022	$11,576	$9,124	$11,427
5/31/2022	$11,568	$9,183	$11,428
6/30/2022	$10,915	$9,039	$10,843
7/31/2022	$11,428	$9,260	$11,344
8/31/2022	$11,294	$8,998	$11,158
9/30/2022	$10,973	$8,610	$10,869
10/31/2022	$11,235	$8,498	$11,145
11/30/2022	$11,431	$8,811	$11,330
12/31/2022	$11,392	$8,771	$11,278
1/31/2023	$11,728	$9,041	$11,606
2/28/2023	$11,623	$8,807	$11,518
3/31/2023	$11,701	$9,031	$11,618
4/30/2023	$11,814	$9,085	$11,712
5/31/2023	$11,745	$8,986	$11,645
6/30/2023	$11,949	$8,954	$11,805
7/31/2023	$12,081	$8,948	$11,947
8/31/2023	$12,138	$8,891	$11,991
9/30/2023	$12,106	$8,665	$11,916
10/31/2023	$12,015	$8,528	$11,836
11/30/2023	$12,431	$8,914	$12,253
12/31/2023	$12,786	$9,256	$12,592
1/31/2024	$12,851	$9,230	$12,605
2/29/2024	$12,927	$9,100	$12,645
3/31/2024	$13,058	$9,184	$12,770
4/30/2024	$13,017	$8,952	$12,702
5/31/2024	$13,151	$9,104	$12,826
6/30/2024	$13,270	$9,190	$12,942
7/31/2024	$13,486	$9,405	$13,135
8/31/2024	$13,649	$9,540	$13,310
9/30/2024	$13,824	$9,667	$13,450
10/31/2024	$13,818	$9,428	$13,401
11/30/2024	$13,979	$9,527	$13,534
12/31/2024	$13,983	$9,371	$13,500
1/31/2025	$14,135	$9,421	$13,668
2/28/2025	$14,226	$9,628	$13,750
3/31/2025	$14,023	$9,632	$13,644
4/30/2025	$13,833	$9,670	$13,649
5/31/2025	$14,163	$9,601	$13,838
6/30/2025	$14,462	$9,748	$14,066
7/31/2025	$14,543	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class R5 at NAV	7.84%	6.21%	7.39%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R5

LSYTX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9057-R5

09/25

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

This annual shareholder report contains important information about the Lord Abbett Short Duration High Yield Fund for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.37%

How did the Fund perform last year and what affected its performance?

For the fiscal year ended July 31, 2025, the Fund returned 7.92%, reflecting performance at the net asset value (NAV) of Class R6 shares, with all distributions reinvested, compared to the 7.41% return of a securities market index with investment characteristics similar to those of the Fund, the ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index. The Fund's broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% over the same period.

U.S. fixed income markets have navigated a turbulent yet resilient path over the past several quarters, shaped by macroeconomic shifts, evolving monetary policy, and political developments. In the first half of the period, performance was mixed but ultimately constructive. Resilient macroeconomic data led to credit spreads reaching multi-year tights, though momentum faded amid growth concerns, tariff uncertainty, and skepticism around AI-driven expansion. This culminated in the April 2nd “Liberation Day” U.S. tariff announcement which triggered market volatility and a sharp selloff of risk assets. Markets rebounded on trade policy concessions, as well as strong earnings, increased AI investment momentum, and consumer resilience.

Top contributors to performance:

Security selection within the Telecommunications, Financial Services and Technology sectors. Credit selection within Single Bs. Allocation to convertible bonds.

Top detractors from performance:

Credit selection within Capital Goods, Automotive and Healthcare sectors.

Fund Performance

Total Return Based on $10,000 Investment

	Class R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
4/30/2020	$10,000	$10,000	$10,000
5/31/2020	$10,314	$10,047	$10,381
6/30/2020	$10,401	$10,110	$10,474
7/31/2020	$10,763	$10,261	$10,846
8/31/2020	$10,881	$10,178	$10,941
9/30/2020	$10,825	$10,172	$10,851
10/31/2020	$10,894	$10,127	$10,896
11/30/2020	$11,239	$10,226	$11,216
12/31/2020	$11,412	$10,240	$11,367
1/31/2021	$11,495	$10,167	$11,404
2/28/2021	$11,589	$10,020	$11,467
3/31/2021	$11,642	$9,895	$11,538
4/30/2021	$11,735	$9,973	$11,635
5/31/2021	$11,798	$10,006	$11,675
6/30/2021	$11,884	$10,076	$11,761
7/31/2021	$11,894	$10,189	$11,764
8/31/2021	$11,946	$10,169	$11,815
9/30/2021	$11,988	$10,081	$11,832
10/31/2021	$12,019	$10,079	$11,843
11/30/2021	$11,908	$10,108	$11,760
12/31/2021	$12,076	$10,083	$11,921
1/31/2022	$11,930	$9,865	$11,745
2/28/2022	$11,850	$9,755	$11,700
3/31/2022	$11,829	$9,484	$11,650
4/30/2022	$11,601	$9,124	$11,427
5/31/2022	$11,581	$9,183	$11,428
6/30/2022	$10,927	$9,039	$10,843
7/31/2022	$11,441	$9,260	$11,344
8/31/2022	$11,307	$8,998	$11,158
9/30/2022	$10,987	$8,610	$10,869
10/31/2022	$11,249	$8,498	$11,145
11/30/2022	$11,446	$8,811	$11,330
12/31/2022	$11,407	$8,771	$11,278
1/31/2023	$11,744	$9,041	$11,606
2/28/2023	$11,627	$8,807	$11,518
3/31/2023	$11,717	$9,031	$11,618
4/30/2023	$11,818	$9,085	$11,712
5/31/2023	$11,762	$8,986	$11,645
6/30/2023	$11,954	$8,954	$11,805
7/31/2023	$12,099	$8,948	$11,947
8/31/2023	$12,156	$8,891	$11,991
9/30/2023	$12,124	$8,665	$11,916
10/31/2023	$12,033	$8,528	$11,836
11/30/2023	$12,450	$8,914	$12,253
12/31/2023	$12,794	$9,256	$12,592
1/31/2024	$12,860	$9,230	$12,605
2/29/2024	$12,950	$9,100	$12,645
3/31/2024	$13,082	$9,184	$12,770
4/30/2024	$13,043	$8,952	$12,702
5/31/2024	$13,177	$9,104	$12,826
6/30/2024	$13,298	$9,190	$12,942
7/31/2024	$13,515	$9,405	$13,135
8/31/2024	$13,680	$9,540	$13,310
9/30/2024	$13,856	$9,667	$13,450
10/31/2024	$13,851	$9,428	$13,401
11/30/2024	$14,013	$9,527	$13,534
12/31/2024	$14,004	$9,371	$13,500
1/31/2025	$14,171	$9,421	$13,668
2/28/2025	$14,263	$9,628	$13,750
3/31/2025	$14,061	$9,632	$13,644
4/30/2025	$13,872	$9,670	$13,649
5/31/2025	$14,203	$9,601	$13,838
6/30/2025	$14,504	$9,748	$14,066
7/31/2025	$14,586	$9,723	$14,109

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume the reinvestment of dividends and capital gains.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 4/30/20
Class R6 at NAV	7.92%	6.27%	7.45%
ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index	7.41%	5.40%	6.77%
Bloomberg U.S. Aggregate Bond Index	3.38%	(1.07%)	(0.53%)

The Fund's past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

 (as of July 31, 2025)

Total Net Assets	$8,607,815,333
# of Portfolio Holdings	636
Portfolio Turnover Rate	140%
Total Advisory Fees Paid	$20,005,780

What did the Fund invest in?

(as of July 31, 2025)

Portfolio Holdings Presented by Portfolio Allocation	%Footnote Reference*
Asset-Backed Securities	1.28%
Common Stocks	0.01%
Convertible Bonds	2.25%
Corporate Bonds	82.01%
Floating Rate Loans	10.83%
Foreign Government Obligations	0.21%
Repurchase Agreements	0.22%
Money Market FundsFootnote Reference(a)	2.87%
Time DepositsFootnote Reference(a)	0.32%
Total	100.00%
Footnote	Description
Footnote*	Represents percent of total investments, which excludes derivatives.
Footnote(a)	Securities were purchased with the cash collateral from loaned securities.

Summary of Fund Changes

There were no material fund changes during the period.

Where can I find additional information about the Fund?

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information, please visit lordabbett.com/FundDocuments.

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388.

Class R6

LSYUX

Lord Abbett Short Duration High Yield Fund

Annual Shareholder Report

July 31, 2025

lordabbett.com/FundDocuments

TSR-A-9058-R6

09/25

Item 1(b): Not applicable.

Item 2:	Code of Ethics.
(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended July 31, 2025 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 19(a)(1) concerning the filing of the Code of Ethics.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that each of the following independent trustees who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey, Karla M. Rabusch, and Peter J. McNamara. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended July 31, 2025 and 2024 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2025	2024
Audit Fees {a}	$253,250	$251,250
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	$253,250	$251,250

Tax Fees	- 0 -	- 0 -
All Other Fees {b}	- 0 -	- 0 -

Total Fees	$253,250	$251,250

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended July 31, 2025 and 2024 consist of fees for services related to the recovery of excess dividend withholding taxes in certain jurisdictions.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chair, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chair will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended July 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees {a}	$260,000	$250,000

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended July 31, 2025 and 2024 were:

	Fiscal year ended:
	2025	2024
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

(i) Not Applicable.

(j) Not Applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included under Item 7 of this Form N-CSR.

Item 7:	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8:	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9:	Proxy Disclosures for Open-End Management Investment Companies.

Item 10:	Remuneration Paid to Directors, Officers, and Others for Open-End Management Investment Companies.

Item 11:	Statement Regarding Basis for Approval of Investment Advisory Contract.

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett

Emerging Markets Equity Fund

International Growth Fund

Investment Grade Floating Rate Fund

Short Duration High Yield Fund

For the fiscal year ended July 31, 2025

Table of Contents

Schedules of Investments (Item 7):

1	Emerging Markets Equity Fund

6	International Growth Fund

10	Investment Grade Floating Rate Fund

55	Short Duration High Yield Fund

90	Statements of Assets and Liabilities (Item 7)

94	Statements of Operations (Item 7)

96	Statements of Changes in Net Assets (Item 7)

98	Financial Highlights (Item 7)

110	Notes to Financial Statements (Item 7)

135	Report of Independent Registered Public Accounting Firm (Item 7)

137	Changes in and Disagreements with Accountants (Item 8)

137	Proxy Disclosures (Item 9)

137	Remuneration Paid to Trustees, Officers, and Others (Item 10)

137	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

EMERGING MARKETS EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 97.73%

COMMON STOCKS 95.37%

Brazil 4.08%

Consumer Discretionary 1.23%
MercadoLibre, Inc.*	33	$78,338

Financials 0.60%
B3 SA - Brasil Bolsa Balcao	17,157	38,545

Industrials 0.78%
Embraer SA	3,473	50,028

Materials 0.92%
Vale SA	6,118	58,410

Utilities 0.55%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,813	35,068
Total Brazil		260,389

Canada 0.48%

Materials 0.48%
Teck Resources Ltd. Class B	946	30,707

China 25.78%

Communication Services 8.25%
Tencent Holdings Ltd.	5,157	361,053
Tencent Music Entertainment Group ADR	2,847	59,759
NetEase, Inc.	2,703	70,662
Kuaishou Technology†*	3,500	34,174

Consumer Discretionary 7.23%
Meituan Class B†*	2,102	32,429
Alibaba Group Holding Ltd.	14,162	212,922
JD.com, Inc. Class A	1,152	18,158
BYD Co. Ltd. Class H	5,203	75,968
PDD Holdings, Inc. ADR*	201	22,803
ANTA Sports Products Ltd.	6,007	68,949
Trip.com Group Ltd.	479	29,738
Investments	Shares	U.S. $ Fair Value
China (continued)

Consumer Staples 1.17%
China Resources Beer Holdings Co. Ltd.	12,800	$42,559
Kweichow Moutai Co. Ltd. Class A	162	31,961

Financials 5.21%
PICC Property & Casualty Co. Ltd. Class H	32,822	68,125
Ping An Insurance Group Co. of China Ltd. Class H	7,315	50,220
China Construction Bank Corp. Class H	124,780	127,625
Industrial & Commercial Bank of China Ltd. Class H	112,763	86,402

Health Care 0.52%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	3,800	33,213

Industrials 1.16%
SITC International Holdings Co. Ltd.	10,355	33,571
NARI Technology Co. Ltd. Class A	13,209	40,155

Information Technology 1.50%
Xiaomi Corp. Class B†*	14,203	95,557

Real Estate 0.74%
China Resources Land Ltd.	7,146	26,204
KE Holdings, Inc. Class A	3,481	21,290
Total China		1,643,497

France 0.64%

Energy 0.64%
TotalEnergies SE	683	40,615

Greece 1.18%

Financials 1.18%
Alpha Bank SA	20,176	75,521

See Notes to Financial Statements.	1

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Hong Kong 2.02%

Financials 1.52%
Prudential PLC	3,480	$44,148
Hong Kong Exchanges & Clearing Ltd.	975	52,766

Industrials 0.50%
Techtronic Industries Co. Ltd.	2,679	32,034
Total Hong Kong		128,948

Hungary 1.44%

Financials 1.44%
OTP Bank Nyrt	1,128	91,533

India 15.53%

Communication Services 2.58%
Bharti Airtel Ltd.	7,563	164,640

Consumer Discretionary 2.31%
Maruti Suzuki India Ltd.	295	42,315
Indian Hotels Co. Ltd.	3,368	28,328
MakeMyTrip Ltd.*	481	45,017
Eternal Ltd.*	3,861	13,475
ITC Hotels Ltd.*	6,872	18,013

Consumer Staples 1.02%
United Spirits Ltd.	2,698	41,192
Varun Beverages Ltd.	3,960	23,535

Energy 0.77%
Reliance Industries Ltd.	3,086	48,736

Financials 4.18%
ICICI Bank Ltd. ADR	3,049	102,751
HDFC Bank Ltd.	4,837	111,001
PB Fintech Ltd.*	242	4,966
Shriram Finance Ltd.	6,693	47,936

Health Care 1.83%
Torrent Pharmaceuticals Ltd.	841	35,798
Investments	Shares	U.S. $ Fair Value
India (continued)
Max Healthcare Institute Ltd.	4,714	$66,880
Mankind Pharma Ltd.*	485	14,150

Industrials 1.17%
GMR Airports Ltd.*	28,586	29,178
Adani Ports & Special Economic Zone Ltd.	2,916	45,481

Information Technology 0.74%
Tata Consultancy Services Ltd.	1,374	47,384

Utilities 0.93%
Power Grid Corp. of India Ltd.	17,888	59,134
Total India		989,910

Indonesia 0.88%

Financials 0.88%
Bank Mandiri Persero Tbk. PT	79,759	21,713
Bank Central Asia Tbk. PT	68,254	34,208
Total Indonesia		55,921

Mexico 2.61%

Consumer Staples 0.73%
Fomento Economico Mexicano SAB de CV ADR	517	46,768

Financials 1.88%
Grupo Financiero Banorte SAB de CV Class O	6,443	57,418
Gentera SAB de CV	27,492	62,125
Total Mexico		166,311

Peru 1.25%

Financials 1.25%
Credicorp Ltd.	336	79,632

Philippines 0.60%

Financials 0.60%
BDO Unibank, Inc.	15,623	38,138

2	See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Poland 1.31%

Consumer Staples 0.54%
Dino Polska SA†*	2,600	$34,289

Financials 0.77%
Powszechny Zaklad Ubezpieczen SA	2,939	49,261
Total Poland		83,550

Singapore 1.04%

Communication Services 1.04%
Sea Ltd. ADR*	423	66,263

South Africa 1.25%

Financials 0.92%
Capitec Bank Holdings Ltd.	304	58,930

Materials 0.33%
Gold Fields Ltd. ADR	856	20,852
Total South Africa		79,782

South Korea 12.35%

Consumer Discretionary 1.08%
Kia Corp.	941	68,854

Consumer Staples 1.03%
KT&G Corp.	696	65,232

Financials 2.18%
Shinhan Financial Group Co. Ltd.	1,107	53,904
KB Financial Group, Inc.	1,067	84,771

Health Care 0.49%
Samsung Biologics Co. Ltd.†*	41	31,325

Industrials 3.41%
LS Electric Co. Ltd.	416	91,817
Hyundai Engineering & Construction Co. Ltd.	371	17,955
Investments	Shares	U.S. $ Fair Value
South Korea (continued)
Hanwha Aerospace Co. Ltd.	151	$107,731

Information Technology 3.73%
SK Hynix, Inc.	391	75,782
Samsung Electronics Co. Ltd.	3,182	162,167

Utilities 0.43%
Korea Electric Power Corp.	994	27,456
Total South Korea		786,994

Taiwan 17.18%

Information Technology 17.18%
Taiwan Semiconductor Manufacturing Co. Ltd.	20,023	770,870
Accton Technology Corp.	3,320	98,053
MediaTek, Inc.	1,416	64,123
Hon Hai Precision Industry Co. Ltd.	5,699	33,513
King Yuan Electronics Co. Ltd.	7,392	28,915
Lotes Co. Ltd.	572	26,747
Asia Vital Components Co. Ltd.	2,394	72,764
Total Taiwan		1,094,985

Thailand 0.89%

Communication Services 0.89%
Advanced Info Service PCL	6,389	56,765

Turkey 0.68%

Financials 0.68%
Akbank TAS	26,057	43,201

United Arab Emirates 1.68%

Energy 0.51%
ADNOC Drilling Co. PJSC	20,657	32,844

Industrials 1.17%
Air Arabia PJSC	17,457	17,648
Salik Co. PJSC	32,566	56,678
Total United Arab Emirates		107,170

See Notes to Financial Statements.	3

Schedule of Investments (continued)

EMERGING MARKETS EQUITY FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
United Kingdom 0.76%

Financials 0.49%
HSBC Holdings PLC	2,538	$30,902

Materials 0.27%
Anglogold Ashanti PLC	375	17,344
Total United Kingdom		48,246

United States 1.74%

Energy 0.99%
Shell PLC	1,762	63,314

Information Technology 0.75%
Broadcom, Inc.	162	47,580
Total United States		110,894
Total Common Stocks (cost $4,493,815)		6,078,972

PREFERRED STOCKS 2.36%

Brazil 2.36%

Banks 1.75%
Banco Bradesco SA	18,640	51,697
Itau Unibanco Holding SA	9,516	59,752
		111,449

Oil, Gas & Consumable Fuels 0.61%
Petroleo Brasileiro SA - Petrobras	6,673	38,897
Total Brazil		150,346
Total Preferred Stocks (cost $140,878)		150,346
Total Long-Term Investments (cost $4,634,693)		6,229,318
Investments	Principal Amount	U.S. $ Fair Value
SHORT-TERM INVESTMENTS 1.78%

Repurchase Agreements 1.78%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $113,400 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $115,522; proceeds: $113,165 (cost $113,152)	$113,152	$113,152
Total Investments in Securities 99.51% (cost $4,747,845)		6,342,470
Other Assets and Liabilities – Net 0.49%		31,544
Net Assets 100.00%		$6,374,014

ADR	American Depositary Receipt.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $227,774, which represents 3.57% of net assets.

4	See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS EQUITY FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Brazil	$260,389	$–	$–	$260,389
Canada	30,707	–	–	30,707
China	116,134	1,527,363	–	1,643,497
France	–	40,615	–	40,615
Greece	–	75,521	–	75,521
Hong Kong	–	128,948	–	128,948
Hungary	–	91,533	–	91,533
India	147,768	842,142	–	989,910
Indonesia	–	55,921	–	55,921
Mexico	166,311	–	–	166,311
Peru	79,632	–	–	79,632
Philippines	–	38,138	–	38,138
Poland	–	83,550	–	83,550
Singapore	66,263	–	–	66,263
South Africa	20,852	58,930	–	79,782
South Korea	–	786,994	–	786,994
Taiwan	–	1,094,985	–	1,094,985
Thailand	–	56,765	–	56,765
Turkey	–	43,201	–	43,201
United Arab Emirates	32,844	74,326	–	107,170
United Kingdom	17,344	30,902	–	48,246
United States	47,580	63,314	–	110,894
Preferred Stocks	98,649	51,697	–	150,346
Short-Term Investments
Repurchase Agreements	–	113,152	–	113,152
Total	$1,084,473	$5,257,997	$–	$6,342,470

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	5

Schedule of Investments

INTERNATIONAL GROWTH FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.03%

COMMON STOCKS 96.03%

Australia 0.75%

Health Care 0.75%
Pro Medicus Ltd.	130	$26,696

Austria 1.68%

Financials 1.68%
Erste Group Bank AG	330	30,177
BAWAG Group AG†	233	29,406

Belgium 0.93%

Health Care 0.93%
UCB SA	154	33,087

Brazil 1.40%

Consumer Discretionary 1.40%
MercadoLibre, Inc.*	21	49,852

Canada 4.09%

Consumer Discretionary 1.05%
Dollarama, Inc.	273	37,313

Information Technology 3.04%
Constellation Software, Inc.	10	34,499
Shopify, Inc. Class A*	400	48,884
Celestica, Inc.*	123	24,583
Total Canada		145,279

China 7.18%

Communication Services 3.80%
Tencent Holdings Ltd.	1,930	135,123

Consumer Discretionary 2.24%
Alibaba Group Holding Ltd.	1,662	24,988
BYD Co. Ltd. Class H	1,890	27,596
ANTA Sports Products Ltd.	2,360	27,088
Investments	Shares	U.S. $ Fair Value
China (continued)

Information Technology 1.14%
Xiaomi Corp. Class B†*	6,025	$40,536
Total China		255,331

Denmark 1.63%

Consumer Staples 0.68%
Carlsberg AS Class B	195	24,310

Industrials 0.95%
DSV AS	150	33,613
Total Denmark		57,923

France 7.57%

Consumer Staples 1.99%
L’Oreal SA	105	46,461
Pernod Ricard SA	235	24,150

Health Care 2.37%
EssilorLuxottica SA	181	53,821
BioMerieux	125	17,886
Abivax SA ADR*	175	12,560

Industrials 1.68%
Safran SA	181	59,685

Materials 1.53%
Air Liquide SA	277	54,496
Total France		269,059

Germany 10.90%

Industrials 5.63%
Rheinmetall AG	34	67,303
Siemens AG	205	52,214
Siemens Energy AG*	695	80,466

Information Technology 4.25%
SAP SE	390	111,523
Infineon Technologies AG	1,007	39,558

6	See Notes to Financial Statements.

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
Germany (continued)

Materials 1.02%
Heidelberg Materials AG	158	$36,450
Total Germany		387,514

Hungary 0.79%
Financials 0.79%
OTP Bank Nyrt	348	28,239

India 4.27%

Communication Services 1.29%
Bharti Airtel Ltd.	2,110	45,933

Consumer Discretionary 0.73%
Indian Hotels Co. Ltd.	3,085	25,948

Financials 1.27%
ICICI Bank Ltd. ADR	1,341	45,192

Health Care 0.98%
Max Healthcare Institute Ltd.	2,456	34,844
Total India		151,917

Italy 2.87%

Consumer Discretionary 0.85%
Brunello Cucinelli SpA	269	30,167

Consumer Staples 0.88%
Coca-Cola HBC AG	600	31,183

Financials 1.14%
UniCredit SpA	553	40,686
Total Italy		102,036

Japan 12.14%

Communication Services 1.80%
Nintendo Co. Ltd.	767	64,105

Consumer Discretionary 1.98%
Asics Corp.	1,567	36,839
Sony Group Corp.	1,400	33,674
Investments	Shares	U.S. $ Fair Value
Japan (continued)

Health Care 0.72%
Terumo Corp.	1,500	$25,436

Industrials 6.17%
Fujikura Ltd.	400	27,153
Hitachi Ltd.	3,000	91,802
Mitsubishi Heavy Industries Ltd.	2,450	58,497
BayCurrent, Inc.	728	41,802

Information Technology 1.47%
Disco Corp.	90	26,597
Tokyo Electron Ltd.	160	25,437
Total Japan		431,342

Netherlands 0.87%

Financials 0.87%
Adyen NV†*	18	30,873

Norway 0.86%

Industrials 0.86%
Kongsberg Gruppen ASA	1,018	30,421

Peru 0.85%

Financials 0.85%
Credicorp Ltd.	127	30,099

Singapore 2.45%

Communication Services 1.61%
Sea Ltd. ADR*	365	57,177

Financials 0.84%
DBS Group Holdings Ltd.	810	29,731
Total Singapore		86,908

South Korea 2.53%

Industrials 2.12%
LS Electric Co. Ltd.	115	25,382
Hanwha Aerospace Co. Ltd.	70	49,942

See Notes to Financial Statements.	7

Schedule of Investments (continued)

INTERNATIONAL GROWTH FUND July 31, 2025

Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Information Technology 0.41%
SK Hynix, Inc.	75	$14,536
Total South Korea		89,860

Spain 0.85%

Financials 0.85%
Banco Bilbao Vizcaya Argentaria SA	1,802	30,054

Switzerland 7.20%

Consumer Discretionary 0.86%
Cie Financiere Richemont SA Class A	188	30,696

Consumer Staples 0.41%
Chocoladefabriken Lindt & Spruengli AG	1	14,711

Health Care 2.63%
Lonza Group AG Registered Shares	62	43,212
Galderma Group AG	325	50,088

Industrials 2.71%
ABB Ltd. Registered Shares	940	61,380
Belimo Holding AG Registered Shares	30	34,912

Materials 0.59%
Givaudan SA	5	20,902
Total Switzerland		255,901

Taiwan 8.23%

Information Technology 8.23%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,815	262,372
MediaTek, Inc.	260	11,774
Asia Vital Components Co. Ltd.	600	18,237
Total Taiwan		292,383
Investments	Shares	U.S. $ Fair Value
United Kingdom 6.87%

Consumer Staples 1.35%
Unilever PLC	825	$47,867

Financials 0.98%
St. James’s Place PLC	2,015	34,680

Health Care 2.01%
AstraZeneca PLC	489	71,341

Industrials 2.53%
Diploma PLC	370	26,192
RELX PLC	1,230	63,912
Total United Kingdom		243,992

United States 9.12%

Communication Services 3.13%
Meta Platforms, Inc. Class A	63	48,727
Spotify Technology SA*	100	62,654

Health Care 0.80%
Alcon AG	327	28,667

Industrials 2.26%
Schneider Electric SE	310	80,226

Information Technology 1.41%
Broadcom, Inc.	112	32,894
Arista Networks, Inc.*	139	17,128

Materials 1.52%
Holcim AG	348	27,753
Linde PLC	57	26,235
Total United States		324,284
Total Common Stocks (cost $2,565,393)		3,412,633
Total Investments in Securities 96.03% (cost $2,565,393)		$3,412,633
Other Assets and Liabilities – Net 3.97%		141,096
Net Assets 100.00%		$3,553,729

8	See Notes to Financial Statements.

Schedule of Investments (concluded)

INTERNATIONAL GROWTH FUND July 31, 2025

ADR	American Depositary Receipt.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $100,815, which represents 2.84% of net assets.
*	Non-income producing security.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Australia	$–	$26,696	$–	$26,696
Austria	–	59,583	–	59,583
Belgium	–	33,087	–	33,087
Brazil	49,852	–	–	49,852
Canada	145,279	–	–	145,279
China	–	255,331	–	255,331
Denmark	–	57,923	–	57,923
France	12,560	256,499	–	269,059
Germany	–	387,514	–	387,514
Hungary	–	28,239	–	28,239
India	45,192	106,725	–	151,917
Italy	–	102,036	–	102,036
Japan	–	431,342	–	431,342
Netherlands	–	30,873	–	30,873
Norway	–	30,421	–	30,421
Peru	30,099	–	–	30,099
Singapore	57,177	29,731	–	86,908
South Korea	–	89,860	–	89,860
Spain	–	30,054	–	30,054
Switzerland	–	255,901	–	255,901
Taiwan	–	292,383	–	292,383
United Kingdom	–	243,992	–	243,992
United States	187,638	136,646	–	324,284
Total	$527,797	$2,884,836	$–	$3,412,633

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

See Notes to Financial Statements.	9

Schedule of Investments

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 103.71%

ASSET-BACKED SECURITIES 74.20%

Automobiles 7.42%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class E†	7.917%		5/17/2032	$2,124,673	$2,169,371
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%		9/15/2032	1,073,477	1,080,504
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class B†	5.65% (30 day USD SOFR Average + 1.30%	)#	12/26/2031	128,634	129,242
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%		10/15/2029	2,000,000	2,060,753
CAL Receivables LLC Series 2022-1 Class B†	8.69% (30 day USD SOFR Average + 4.35%	)#	10/15/2026	2,054,603	2,051,571
Carmax Auto Owner Trust Series 2023-1 Class C	5.19%		1/16/2029	2,465,000	2,481,815
Carmax Auto Owner Trust Series 2023-3 Class C	5.61%		2/15/2029	5,000,000	5,087,696
Carvana Auto Receivables Trust Series 2023-N4 Class D†	7.22%		2/11/2030	2,325,000	2,423,446
CPS Auto Receivables Trust Series 2022-A Class E†	4.88%		4/16/2029	8,000,000	7,921,712
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	4,500,000	4,563,225
CPS Auto Receivables Trust Series 2023-A Class E†	10.59%		8/15/2030	8,884,000	9,657,669
CPS Auto Receivables Trust Series 2023-C Class D†	6.77%		10/15/2029	4,250,000	4,356,058
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	5,500,000	5,482,116
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%		11/17/2031	2,330,000	2,353,637
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	1,590,000	1,619,548
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%		9/16/2030	5,900,000	6,700,602
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	8,742,000	8,945,023
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	2,416,000	2,467,701
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	6,004,000	6,551,325
Exeter Automobile Receivables Trust Series 2023-5A Class C	6.85%		1/16/2029	6,515,000	6,641,620
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	3,900,000	3,960,589

10	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2025-1A Class E†	7.48%		9/15/2032	$4,000,000	$4,124,496
Flagship Credit Auto Trust Series 2020-4 Class E†	3.84%		7/17/2028	1,000,000	989,841
GLS Auto Receivables Issuer Trust Series 2021-4A Class E†	4.43%		10/16/2028	1,000,000	979,917
GLS Auto Receivables Issuer Trust Series 2023-4A Class D†	7.18%		8/15/2029	2,193,000	2,270,664
GLS Auto Select Receivables Trust Series 2023-1A Class D†	7.93%		7/15/2030	2,000,000	2,130,226
GLS Auto Select Receivables Trust Series 2023-2A Class D†	8.22%		2/18/2031	5,590,000	6,030,565
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class D†	9.598% (30 day USD SOFR Average + 5.25%	)#	5/20/2032	3,516,369	3,600,341
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B2†	5.698% (30 day USD SOFR Average + 1.35%	)#	10/20/2032	6,741,919	6,778,861
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class C†	6.948% (30 day USD SOFR Average + 2.60%	)#	10/20/2032	4,178,362	4,196,706
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class D†	8.348% (30 day USD SOFR Average + 4.00%	)#	10/20/2032	2,568,097	2,597,365
Kinetic Advantage Master Owner Trust Series 2024-1A Class A†	6.99% (30 day USD SOFR Average + 2.65%	)#	11/15/2027	8,205,000	8,227,098
LAD Auto Receivables Trust Series 2023-1A Class D†	7.30%		6/17/2030	728,000	742,855
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	3,250,000	3,321,944
LAD Auto Receivables Trust Series 2023-3A Class D†	6.92%		12/16/2030	1,100,000	1,137,942
Santander Bank Auto Credit-Linked Notes Series 2021-1A Class E†	6.171%		12/15/2031	591,448	591,772
Santander Bank Auto Credit-Linked Notes Series 2022-A Class E†	12.662%		5/15/2032	2,023,992	2,068,196
Santander Bank Auto Credit-Linked Notes Series 2022-B Class G†	14.552%		8/16/2032	2,000,000	2,061,663

See Notes to Financial Statements.	11

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Bank Auto Credit-Linked Notes Series 2022-C Class F†	14.592%	12/15/2032	$2,000,000	$2,067,763
Santander Consumer Auto Receivables Trust Series 2021-AA Class F†	5.79%	8/15/2028	4,500,000	4,529,654
Santander Drive Auto Receivables Trust Series 2023-4 Class C	6.04%	12/15/2031	2,780,000	2,851,749
SBNA Auto Receivables Trust Series 2024-A Class C†	5.59%	1/15/2030	5,700,000	5,794,394
SBNA Auto Receivables Trust Series 2024-A Class E†	8.00%	4/15/2032	4,860,000	5,087,459
SBNA Auto Receivables Trust Series 2025-SF1 Class D†	5.34%	9/15/2031	6,750,000	6,762,149
SBNA Auto Receivables Trust Series 2025-SF1 Class E†	6.74%	10/15/2031	2,750,000	2,759,987
Securitized Term Auto Receivables Trust Series 2025-A Class D†	6.746%	7/25/2031	3,713,976	3,767,491
U.S. Bank NA Series 2023-1 Class C†	9.785%	8/25/2032	1,323,089	1,359,741
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%	2/15/2030	2,000,000	2,174,962
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%	12/16/2030	2,000,000	2,199,109
VStrong Auto Receivables Trust Series 2024-A Class C†	6.44%	7/15/2030	3,010,000	3,085,917
VStrong Auto Receivables Trust Series 2024-A Class D†	7.29%	7/15/2030	3,000,000	3,118,749
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	1,375,000	1,412,353
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,750,000	4,790,036
Westlake Flooring Master Trust Series 2024-1A Class B†	6.07%	2/15/2028	7,690,000	7,726,114
Total				200,043,302

Credit Card 1.03%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%	12/15/2032	9,000,000	9,077,031
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%	9/17/2029	4,600,000	4,610,120	(a)
Mercury Financial Credit Card Master Trust Series 2024-2A Class A†	6.56%	7/20/2029	6,700,000	6,745,305
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%	12/16/2030	7,500,000	7,463,490
Total				27,895,946

12	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other 65.75%
1988 CLO 1 Ltd. Series 2022-1A Class AR†	5.678% (3 mo. USD Term SOFR + 1.36%	)#	10/15/2039	$8,270,000	$8,309,373
1988 CLO 3 Ltd. Series 2023-3A Class C†	7.568% (3 mo. USD Term SOFR + 3.25%	)#	10/15/2038	4,000,000	4,019,600
1988 CLO 4 Ltd. Series 2024-4A Class D†	8.568% (3 mo. USD Term SOFR + 4.25%	)#	4/15/2037	2,000,000	2,018,940
1988 CLO 6 Ltd. Series 2025-6A Class D1†	6.94% (3 mo. USD Term SOFR + 2.65%	)#	4/15/2038	8,500,000	8,401,867
37 Capital CLO 3 Ltd. Series 2023-1A Class A1R†	5.818% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2038	3,250,000	3,264,384
37 Capital CLO 4 Ltd. Series 2023-2A Class ER†	9.668% (3 mo. USD Term SOFR + 5.35%	)#	4/15/2035	2,400,000	2,397,086
720 East CLO Ltd. Series 2022-1A Class ER†	10.226% (3 mo. USD Term SOFR + 5.90%	)#	1/20/2038	2,000,000	2,024,124
AB BSL CLO 6 Ltd. Series 2025-6A Class D1†	7.722% (3 mo. USD Term SOFR + 3.45%	)#	7/20/2037	5,000,000	5,024,285
AB BSL CLO 6 Ltd. Series 2025-6A Class E†	10.272% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2037	6,000,000	6,015,366
Affirm Asset Securitization Trust Series 2023-B Class D†	8.78%		9/15/2028	3,750,000	3,763,846
Affirm Asset Securitization Trust Series 2024-A Class 1E†	9.17%		2/15/2029	1,530,000	1,544,346
Affirm Asset Securitization Trust Series 2024-A Class E†	9.17%		2/15/2029	2,310,000	2,331,660
Affirm Asset Securitization Trust Series 2024-B Class B†	4.88%		9/15/2029	6,075,000	6,066,717
Affirm Master Trust Series 2025-1A Class E†	7.18%		2/15/2033	5,000,000	4,974,441
AGL CLO 24 Ltd. Series 2023-24A Class A2R†	6.029% (3 mo. USD Term SOFR + 1.71%	)#	3/31/2038	6,000,000	6,012,702
AGL CLO 26 Ltd. Series 2023-26A Class E†	12.576% (3 mo. USD Term SOFR + 8.25%	)#	10/21/2036	650,000	650,033

See Notes to Financial Statements.	13

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
AGL CLO 28 Ltd. Series 2023-28A Class D†	9.176% (3 mo. USD Term SOFR + 4.85%	)#	1/21/2037	$11,200,000	$11,333,123
AGL CLO 35 Ltd. Series 2024-35A Class A1†	5.666% (3 mo. USD Term SOFR + 1.34%	)#	1/21/2038	1,500,000	1,503,585
Allegro CLO V-S Ltd. Series 2024-2A Class CT†	6.769% (3 mo. USD Term SOFR + 2.45%	)#	7/24/2037	3,000,000	3,023,826
AMMC CLO 23 Ltd. Series 2020-23A Class AR3†	5.712% (3 mo. USD Term SOFR + 1.39%	)#	7/17/2038	16,300,000	16,351,834
AMMC CLO 25 Ltd. Series 2022-25A Class BR†	6.068% (3 mo. USD Term SOFR + 1.75%	)#	4/15/2035	500,000	500,875
AMMC CLO 28 Ltd. Series 2024-28A Class D1†	7.826% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2037	6,750,000	6,801,475
AMMC CLO 30 Ltd. Series 2024-30A Class A1†	5.998% (3 mo. USD Term SOFR + 1.68%	)#	1/15/2037	1,050,000	1,053,016
AMMC CLO 30 Ltd. Series 2024-30A Class C†	6.968% (3 mo. USD Term SOFR + 2.65%	)#	1/15/2037	1,031,745	1,037,361
AMMC CLO 30 Ltd. Series 2024-30A Class D†	8.818% (3 mo. USD Term SOFR + 4.50%	)#	1/15/2037	2,440,000	2,478,930
AMMC CLO 31 Ltd. Series 2025-31A Class D†	7.276% (3 mo. USD Term SOFR + 2.95%	)#	2/20/2038	3,500,000	3,517,146
AMMC CLO 31 Ltd. Series 2025-31A Class E†	9.776% (3 mo. USD Term SOFR + 5.45%	)#	2/20/2038	2,380,000	2,397,726
Anchorage Capital CLO 19 Ltd. Series 2021-19A Class C†	6.979% (3 mo. USD Term SOFR + 2.66%	)#	10/15/2034	1,000,000	1,002,284
Apidos CLO XLVIII Ltd. Series 2024-48A Class E†	10.069% (3 mo. USD Term SOFR + 5.75%	)#	7/25/2037	150,000	151,525
ARES LII CLO Ltd. Series 2019-52A Class DRR†	6.832% (3 mo. USD Term SOFR + 2.50%	)#	4/22/2031	3,075,000	3,076,845

14	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ARES LV CLO Ltd. Series 2020-55A Class ER2†	10.818% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	$750,000	$759,368
ARES LX CLO Ltd. Series 2021-60A Class AR†	5.509% (3 mo. USD Term SOFR + 1.18%	)#	7/18/2034	2,000,000	1,996,278
ARES LX CLO Ltd. Series 2021-60A Class B†	6.241% (3 mo. USD Term SOFR + 1.91%	)#	7/18/2034	3,250,000	3,252,454
ARES LXIII CLO Ltd. Series 2022-63A Class A1R†(b)	–	(c)	10/15/2038	10,000,000	10,008,590
ARES LXVIII CLO Ltd. Series 2023-68A Class ER†	10.319% (3 mo. USD Term SOFR + 6.00%	)#	7/25/2037	4,560,000	4,583,429
ARES XLIII CLO Ltd. Series 2017-43A Class D1R2†	7.318% (3 mo. USD Term SOFR + 3.00%	)#	1/15/2038	3,500,000	3,533,509
ARES XLIV CLO Ltd. Series 2017-44A Class CRR†(b)	–	(c)	4/15/2034	5,350,000	5,363,375
Arini U.S. CLO I Ltd. Series 1A Class B†	6.576% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2038	2,600,000	2,632,417
Arini U.S. CLO I Ltd. Series 1A Class C†	7.226% (3 mo. USD Term SOFR + 2.90%	)#	4/15/2038	9,300,000	9,471,920
Atlantic Avenue Ltd. Series 2023-1A Class D1†	9.926% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	9,900,000	9,953,143
Atlantic Avenue Ltd. Series 2024-2A Class D†	9.076% (3 mo. USD Term SOFR + 4.75%	)#	4/20/2037	1,000,000	1,012,561
Atlantic Avenue Ltd. Series 2024-3A Class C†	6.526% (3 mo. USD Term SOFR + 2.20%	)#	1/20/2035	2,500,000	2,508,600
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class A1†	6.306% (3 mo. USD Term SOFR + 1.98%	)#	1/20/2036	2,000,000	2,006,994
Atlas Senior Loan Fund XXII Ltd. Series 2023-22A Class D†	10.076% (3 mo. USD Term SOFR + 5.75%	)#	1/20/2036	5,000,000	5,020,060
Bain Capital Credit CLO Ltd. Series 2021-3A Class BR†	5.869% (3 mo. USD Term SOFR + 1.55%	)#	7/24/2034	4,500,000	4,504,311

See Notes to Financial Statements.	15

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. Series 2023-3A Class B†	7.019% (3 mo. USD Term SOFR + 2.70%	)#	7/24/2036	$2,620,000	$2,628,764
Bain Capital Credit CLO Ltd. Series 2023-3A Class E†	12.869% (3 mo. USD Term SOFR + 8.55%	)#	7/24/2036	500,000	507,753
Bain Capital Credit CLO Ltd. Series 2023-4A Class D†	9.326% (3 mo. USD Term SOFR + 5.00%	)#	10/21/2036	13,170,000	13,238,128
Bain Capital Credit CLO Ltd. Series 2024-5A Class E†	10.476% (3 mo. USD Term SOFR + 6.15%	)#	10/21/2037	500,000	508,563
Balboa Bay Loan Funding Ltd. Series 2023-2A Class D†	8.826% (3 mo. USD Term SOFR + 4.50%	)#	10/20/2036	1,000,000	1,008,521
Ballyrock CLO 20 Ltd. Series 2022-20A Class DR2†	10.518% (3 mo. USD Term SOFR + 6.20%	)#	10/15/2036	500,000	496,486
Ballyrock CLO 21 Ltd. Series 2022-21A Class C1R†	7.476% (3 mo. USD Term SOFR + 3.15%	)#	10/20/2037	1,030,000	1,034,333
Ballyrock CLO 21 Ltd. Series 2022-21A Class DR†	10.326% (3 mo. USD Term SOFR + 6.00%	)#	10/20/2037	2,500,000	2,511,243
Ballyrock CLO 22 Ltd. Series 2024-22A Class B†	6.668% (3 mo. USD Term SOFR + 2.35%	)#	4/15/2037	2,000,000	2,010,616
Barings CLO Ltd. Series 2023-1A Class A2R†	6.026% (3 mo. USD Term SOFR + 1.70%	)#	4/20/2038	1,000,000	999,502
Barings CLO Ltd. Series 2024-1A Class D†	8.326% (3 mo. USD Term SOFR + 4.00%	)#	1/20/2037	2,500,000	2,517,923
Barings CLO Ltd. Series 2025-1A Class D1†	6.926% (3 mo. USD Term SOFR + 2.60%	)#	4/20/2038	8,000,000	8,050,880
Barrow Hanley CLO I Ltd. Series 2023-1A Class A2R†	5.866% (3 mo. USD Term SOFR + 1.54%	)#	1/20/2038	6,200,000	6,206,547

16	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Barrow Hanley CLO I Ltd. Series 2023-1A Class D1R†	7.426% (3 mo. USD Term SOFR + 3.10%	)#	1/20/2038	$3,500,000	$3,516,527
Barrow Hanley CLO II Ltd. Series 2023-2A Class ER†	9.426% (3 mo. USD Term SOFR + 5.10%	)#	10/20/2035	2,000,000	2,008,992
Barrow Hanley CLO III Ltd. Series 2024-3A Class D†	8.476% (3 mo. USD Term SOFR + 4.15%	)#	4/20/2037	1,000,000	1,009,235
Battalion CLO 18 Ltd. Series 2024-25A Class B†	6.526% (3 mo. USD Term SOFR + 2.20%	)#	3/13/2037	8,450,000	8,488,093
Battalion CLO IX Ltd. Series 2015-9A Class BRR†(b)	–	(c)	7/15/2031	13,280,000	13,298,380
Battalion CLO XXVIII Ltd. Series 2025-28A Class D1†	7.376% (3 mo. USD Term SOFR + 3.05%	)#	1/20/2038	5,000,000	5,022,800
Battery Park CLO II Ltd. Series 2022-1A Class CR†	6.676% (3 mo. USD Term SOFR + 2.35%	)#	10/20/2037	1,250,000	1,258,006
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class A†(b)	–	(c)	10/25/2038	8,000,000	8,006,000
Benefit Street Partners CLO 42 Ltd. Series 2025-42A Class B†(b)	–	(c)	10/25/2038	3,200,000	3,204,000
Benefit Street Partners CLO Ltd. Series 2015-6BR Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2038	6,500,000	6,518,427
Benefit Street Partners CLO X Ltd. Series 2016-10A Class A1R3†	5.626% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2038	11,520,000	11,578,902
Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A Class AR†	5.676% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	6,500,000	6,515,275
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A Class D†	8.569% (3 mo. USD Term SOFR + 4.25%	)#	1/25/2036	7,750,000	7,807,590
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A Class A†	5.669% (3 mo. USD Term SOFR + 1.35%	)#	1/25/2038	2,000,000	2,004,288

See Notes to Financial Statements.	17

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Birch Grove CLO 12 Ltd. Series 2025-12A Class B†	5.893% (3 mo. USD Term SOFR + 1.55%	)#	4/22/2038	$12,000,000	$11,978,040
Birch Grove CLO 14 Ltd. Series 2025-14A Class E†	10.98% (3 mo. USD Term SOFR + 6.65%	)#	7/22/2037	5,000,000	5,018,570
Birch Grove CLO 4 Ltd. Series 2022-4A Class A1R†	5.798% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	160,000	160,501
Birch Grove CLO 5 Ltd. Series 2023-5A Class D1R†	7.676% (3 mo. USD Term SOFR + 3.35%	)#	10/20/2037	750,000	753,255
Birch Grove CLO 6 Ltd. Series 2023-6A Class A1R†	5.751% (3 mo. USD Term SOFR + 1.38%	)#	7/20/2037	10,000,000	10,030,130
Birch Grove CLO Ltd. Series 19A Class A1RR†	5.912% (3 mo. USD Term SOFR + 1.59%	)#	7/17/2037	4,570,000	4,594,358
Black Diamond CLO Ltd. Series 2022-1A Class B†	7.169% (3 mo. USD Term SOFR + 2.85%	)#	10/25/2035	2,000,000	2,012,512
Black Diamond CLO Ltd. Series 2024-1A Class B†	6.339% (3 mo. USD Term SOFR + 2.02%	)#	10/25/2037	8,000,000	8,030,184
Black Diamond CLO Ltd. Series 2025-1A Class B†	6.466% (3 mo. USD Term SOFR + 2.15%	)#	7/15/2038	7,000,000	7,050,533
Black Diamond CLO Ltd. Series 2025-1A Class C1†	6.716% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2038	10,000,000	10,056,920
Brant Point CLO Ltd. Series 2024-3A Class C†	6.872% (3 mo. USD Term SOFR + 2.55%	)#	2/20/2037	2,000,000	2,010,074
Brant Point CLO Ltd. Series 2025-7A Class D1†	7.529% (3 mo. USD Term SOFR + 3.20%	)#	7/25/2038	4,900,000	4,922,310
Bridge Street CLO IV Ltd. Series 2024-1A Class E†	11.316% (3 mo. USD Term SOFR + 6.99%	)#	4/20/2037	3,000,000	3,013,902
Bridge Street CLO Ltd. Series 2025-1A Class A1†	5.546% (3 mo. USD Term SOFR + 1.22%	)#	4/20/2038	10,000,000	10,004,890

18	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Bridge Street CLO Ltd. Series 2025-1A Class E†	9.676% (3 mo. USD Term SOFR + 5.35%	)#	4/20/2038	$1,500,000	$1,507,734
Bryant Park Funding Ltd. Series 2023-20A Class BR†	6.225% (3 mo. USD Term SOFR + 1.90%	)#	4/15/2038	8,450,000	8,475,967
Bryant Park Funding Ltd. Series 2023-20A Class ER†	11.075% (3 mo. USD Term SOFR + 6.75%	)#	4/15/2038	7,750,000	7,957,134
Bryant Park Funding Ltd. Series 2024-25A Class A2†	5.929% (3 mo. USD Term SOFR + 1.60%	)#	1/18/2038	3,000,000	3,003,135
Cajun Global LLC Series 2021-1 Class A2†	3.931%		11/20/2051	9,334,941	9,138,732
Canyon Capital CLO Ltd. Series 2023-1A Class E†	12.298% (3 mo. USD Term SOFR + 7.98%	)#	10/15/2036	1,000,000	1,014,263
Canyon CLO Ltd. Series 2023-2A Class B†	6.368% (3 mo. USD Term SOFR + 2.05%	)#	5/15/2037	540,000	542,020
Carlyle U.S. CLO Ltd. Series 2019-3A Class A2RR†	6.376% (3 mo. USD Term SOFR + 2.05%	)#	4/20/2037	5,000,000	5,022,275
Carlyle U.S. CLO Ltd. Series 2021-10A Class A2R†	5.896% (3 mo. USD Term SOFR + 1.57%	)#	1/20/2038	5,000,000	5,017,670
Carlyle U.S. CLO Ltd. Series 2021-4A Class A2†	5.987% (3 mo. USD Term SOFR + 1.66%	)#	4/20/2034	3,700,000	3,704,011
Carlyle U.S. CLO Ltd. Series 2023-2A Class BR†	6.069% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	6,350,000	6,358,788
Carlyle U.S. CLO Ltd. Series 2023-5A Class E†	12.214% (3 mo. USD Term SOFR + 7.90%	)#	1/27/2036	2,000,000	2,043,628
Carlyle U.S. CLO Ltd. Series 2024-1A Class E†	11.238% (3 mo. USD Term SOFR + 6.92%	)#	4/15/2037	1,200,000	1,219,366
CarVal CLO III Ltd. Series 2019-2A Class CR2†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	7/20/2032	6,000,000	5,971,080

See Notes to Financial Statements.	19

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CBAMR Ltd. Series 2018-8A Class DR†	8.318% (3 mo. USD Term SOFR + 4.00%	)#	7/15/2037	$9,750,000	$9,822,530
CBAMR Ltd. Series 2019-9A Class DR†	8.468% (3 mo. USD Term SOFR + 4.15%	)#	7/15/2037	11,000,000	11,153,681
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	3,950,000	3,968,100
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	5,625,000	5,676,388
CIFC Funding Ltd. Series 2013-3RA Class A2R†	5.519% (3 mo. USD Term SOFR + 1.20%	)#	4/24/2031	8,000,000	7,993,104
CIFC Funding Ltd. Series 2019-1A Class ER†	10.076% (3 mo. USD Term SOFR + 5.75%	)#	10/20/2037	750,000	760,769
CIFC Funding Ltd. Series 2022-6A Class BR†	6.068% (3 mo. USD Term SOFR + 1.75%	)#	10/16/2038	2,000,000	2,011,748
CIFC Funding Ltd. Series 2023-3A Class C†	6.976% (3 mo. USD Term SOFR + 2.65%	)#	1/20/2037	625,000	629,089
CIFC Funding Ltd. Series 2023-3A Class D†	8.576% (3 mo. USD Term SOFR + 4.25%	)#	1/20/2037	1,000,000	1,009,712
CIFC Funding Ltd. Series 2024-3A Class A1†	5.806% (3 mo. USD Term SOFR + 1.48%	)#	7/21/2037	4,000,000	4,017,792
CIFC Funding Ltd. Series 2024-4A Class A†	5.668% (3 mo. USD Term SOFR + 1.35%	)#	10/16/2037	1,000,000	1,002,787
Clover CLO LLC Series 2018-1A Class D1RR†	7.776% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	1,450,000	1,456,860
Columbia Cent CLO 33 Ltd. Series 2024-33A Class A1†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	2,100,000	2,109,282
Columbia Cent CLO 33 Ltd. Series 2024-33A Class C1†	7.026% (3 mo. USD Term SOFR + 2.70%	)#	4/20/2037	2,000,000	2,014,140
Columbia Cent CLO 34 Ltd. Series 2024-34A Class D1N†	7.619% (3 mo. USD Term SOFR + 3.30%	)#	1/25/2038	3,000,000	3,013,749

20	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
CQS U.S. CLO Ltd. Series 2025-4A Class D1†	7.772% (3 mo. USD Term SOFR + 3.50%	)#	7/20/2036	$3,000,000	$3,015,219
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	4,305,036	4,334,348
Crossroads Asset Trust Series 2025-A Class A2†	4.91%		2/20/2032	5,500,000	5,506,871
Crown City CLO IV Series 2022-4A Class B1R†	7.126% (3 mo. USD Term SOFR + 2.80%	)#	4/20/2037	3,000,000	3,027,765
Crown City CLO V Series 2023-5A Class A1R†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	5,300,000	5,315,842
Crown City CLO V Series 2023-5A Class BR†	6.926% (3 mo. USD Term SOFR + 2.60%	)#	4/20/2037	2,000,000	2,013,578
Crown City CLO V Series 2023-5A Class C1AR†	8.426% (3 mo. USD Term SOFR + 4.10%	)#	4/20/2037	6,250,000	6,291,744
Crown City CLO VI Series 2024-6A Class D1†	7.818% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2037	1,000,000	1,007,586
CTM CLO Ltd. Series 2025-1A Class C†	6.685% (3 mo. USD Term SOFR + 2.35%	)#	7/15/2038	13,080,000	13,093,041
CTM CLO Ltd. Series 2025-1A Class D1†	7.835% (3 mo. USD Term SOFR + 3.50%	)#	7/15/2038	2,000,000	2,002,482
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	5,725,000	5,742,741
Danby Park CLO Ltd. Series 2022-1A Class B1R†	6.026% (3 mo. USD Term SOFR + 1.70%	)#	10/21/2037	1,250,000	1,257,394
Davis Park CLO Ltd. Series 2022-1A Class ER†	10.319% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	6,500,000	6,532,142
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	4,740,000	4,806,425
Diameter Capital CLO 4 Ltd. Series 2022-4A Class A1R†	6.148% (3 mo. USD Term SOFR + 1.83%	)#	1/15/2037	20,000,000	20,079,000

See Notes to Financial Statements.	21

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Diameter Capital CLO 6 Ltd. Series 2024-6A Class C2†	9.318% (3 mo. USD Term SOFR + 5.00%	)#	4/15/2037	$3,500,000	$3,545,031
Driven Brands Funding LLC Series 2019-2A Class A2†	3.981%		10/20/2049	1,839,147	1,810,852
Driven Brands Funding LLC Series 2022-1A Class A2†	7.393%		10/20/2052	2,846,554	2,857,541
Dryden 102 CLO Ltd. Series 2023-102A Class B†	6.768% (3 mo. USD Term SOFR + 2.45%	)#	10/15/2036	775,000	777,127
Dryden 104 CLO Ltd. Series 2022-104A Class BR†	6.072% (3 mo. USD Term SOFR + 1.75%	)#	8/20/2034	2,000,000	2,001,564
Dryden 115 CLO Ltd. Series 2024-115A Class B†	6.329% (3 mo. USD Term SOFR + 2.00%	)#	4/18/2037	5,090,000	5,109,693
Dryden 130 CLO Ltd. Series 2025-130A Class B†(b)	–	(c)	7/15/2038	4,500,000	4,506,223
Dryden 83 CLO Ltd. Series 2020-83A Class B1R†	6.279% (3 mo. USD Term SOFR + 1.95%	)#	4/18/2037	3,355,000	3,366,716
Eaton Vance CLO Ltd. Series 2019-1A Class AR2†	5.828% (3 mo. USD Term SOFR + 1.51%	)#	7/15/2037	2,500,000	2,507,030
Elmwood CLO X Ltd. Series 2021-3A Class AR2†	5.558% (3 mo. USD Term SOFR + 1.30%	)#	7/20/2038	9,000,000	9,019,728
Empower CLO Ltd. Series 2022-1A Class ER†	10.226% (3 mo. USD Term SOFR + 5.90%	)#	10/20/2037	750,000	746,213
Empower CLO Ltd. Series 2023-1A Class D1R†	8.169% (3 mo. USD Term SOFR + 3.85%	)#	4/25/2038	4,000,000	4,102,048
Empower CLO Ltd. Series 2023-2A Class A1†	6.518% (3 mo. USD Term SOFR + 2.20%	)#	7/15/2036	1,000,000	1,003,554
Empower CLO Ltd. Series 2023-2A Class A2†	6.718% (3 mo. USD Term SOFR + 2.40%	)#	7/15/2036	6,000,000	6,021,576
Empower CLO Ltd. Series 2023-2A Class C†	7.718% (3 mo. USD Term SOFR + 3.40%	)#	7/15/2036	500,000	502,608

22	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Other (continued)
Empower CLO Ltd. Series 2023-2A Class D†	9.718% (3 mo. USD Term SOFR + 5.40%	)#	7/15/2036		$1,150,000	$1,157,841
Empower CLO Ltd. Series 2023-3A Class E†	12.146% (3 mo. USD Term SOFR + 7.82%	)#	1/20/2037		1,800,000	1,814,092
Empower CLO Ltd. Series 2024-2A Class A1†	5.838% (3 mo. USD Term SOFR + 1.52%	)#	7/15/2037		1,000,000	1,003,886
Empower CLO Ltd. Series 2024-2A Class E†	10.368% (3 mo. USD Term SOFR + 6.05%	)#	7/15/2037		100,000	100,780
eStruxture Issuer LP Series 2025-1 Class A2†	5.894%		7/20/2055	CAD	17,700,000	12,836,588
Fairstone Financial Issuance Trust I Series 2020-1A Class D†	6.873%		10/20/2039	CAD	1,650,000	1,183,320
Galaxy 31 CLO Ltd. Series 2023-31A Class DR†	7.511% (3 mo. USD Term SOFR + 3.20%	)#	7/15/2038		$4,000,000	4,004,972
Garnet CLO Ltd. Series 2025-1A Class A†	5.77% (3 mo. USD Term SOFR + 1.50%	)#	7/20/2037		10,000,000	10,028,850
Garnet CLO Ltd. Series 2025-1A Class B†	6.17% (3 mo. USD Term SOFR + 1.90%	)#	7/20/2037		18,100,000	18,174,898
Generate CLO 13 Ltd. Series 2023-13A Class A1†	6.132% (3 mo. USD Term SOFR + 1.80%	)#	1/20/2037		4,950,000	4,977,829
Generate CLO 15 Ltd. Series 2024-15A Class C†	6.876% (3 mo. USD Term SOFR + 2.55%	)#	7/20/2037		4,500,000	4,535,190
Generate CLO 16 Ltd. Series 2024-16A Class E†	10.476% (3 mo. USD Term SOFR + 6.15%	)#	7/20/2037		200,000	201,147
Generate CLO 20 Ltd. Series 2024-20A Class E†	9.669% (3 mo. USD Term SOFR + 5.35%	)#	1/25/2038		1,730,000	1,757,190
Generate CLO 22 Ltd. Series 2025-22A Class E†	9.821% (3 mo. USD Term SOFR + 5.50%	)#	7/20/2038		6,000,000	6,016,380
Generate CLO 3 Ltd. Series 3A Class E2R†	12.156% (3 mo. USD Term SOFR + 7.83%	)#	10/20/2036		700,000	702,850

See Notes to Financial Statements.	23

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Generate CLO 6 Ltd. Series 6A Class AR2†	5.732% (3 mo. USD Term SOFR + 1.40%	)#	10/22/2037	$1,000,000	$1,003,590
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class A2R†	7.064% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2036	3,575,000	3,597,455
Golub Capital Partners CLO 42M-R Ltd. Series 2019-42RA Class CR†	8.514% (3 mo. USD Term SOFR + 4.20%	)#	1/20/2036	8,750,000	8,807,934
Golub Capital Partners CLO 68B Ltd. Series 2023-68A Class A2R†(b)	–	(c)	7/25/2038	2,000,000	2,001,500
Golub Capital Partners CLO 68B Ltd. Series 2023-68A Class D1R†(b)	–	(c)	7/25/2038	6,500,000	6,524,375
Golub Capital Partners CLO 72 B Ltd. Series 2024-72A Class AJ†	6.069% (3 mo. USD Term SOFR + 1.75%	)#	4/25/2037	18,000,000	18,043,344
Gracie Point International Funding LLC Series 2023-1A Class B†	6.948% (90 day USD SOFR Average + 2.60%	)#	9/1/2026	2,000,000	2,001,065
Gracie Point International Funding LLC Series 2023-2A Class B†	8.348% (90 day USD SOFR Average + 4.00%	)#	3/1/2027	1,000,000	1,007,374
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	5,775,000	5,869,283
Greywolf CLO IV Ltd. Series 2019-1A Class A2R2†(b)	–	(c)	4/17/2034	5,800,000	5,804,350
Greywolf CLO VII Ltd. Series 2018-2A Class A2†	6.486% (3 mo. USD Term SOFR + 2.16%	)#	10/20/2031	250,000	250,638
HalseyPoint CLO 3 Ltd. Series 2020-3A Class A1R†	5.79% (3 mo. USD Term SOFR + 1.48%	)#	7/30/2037	7,687,000	7,707,855
HalseyPoint CLO 3 Ltd. Series 2020-3A Class D1R†	8.61% (3 mo. USD Term SOFR + 4.30%	)#	7/30/2037	2,500,000	2,524,643
HalseyPoint CLO 7 Ltd. Series 2023-7A Class A1R†	5.78% (3 mo. USD Term SOFR + 1.45%	)#	7/20/2038	20,000,000	20,044,880

24	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Harmony-Peace Park CLO Ltd. Series 2024-1A Class A†	5.676% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	$1,500,000	$1,504,746
Harvest U.S. CLO Ltd. Series 2024-1A Class D†	8.829% (3 mo. USD Term SOFR + 4.50%	)#	4/18/2037	6,500,000	6,542,724
Harvest U.S. CLO Ltd. Series 2024-1A Class E†	11.749% (3 mo. USD Term SOFR + 7.42%	)#	4/18/2037	1,750,000	1,757,854
Harvest U.S. CLO Ltd. Series 2024-3A Class E†	11.029% (3 mo. USD Term SOFR + 6.70%	)#	1/18/2038	3,000,000	3,012,102
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.758% (3 mo. USD Term SOFR + 3.45%	)#	7/17/2038	7,500,000	7,529,160
Hayfin U.S. XV Ltd. Series 2024-15A Class D1†	8.574% (3 mo. USD Term SOFR + 4.26%	)#	4/28/2037	1,030,000	1,041,012
HPS Loan Management Ltd. Series 2021-16A Class BR†(b)	–	(c)	1/23/2035	10,900,000	10,913,625
HPS Loan Management Ltd. Series 2023-18A Class ER†	10.326% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2039	2,000,000	2,005,240
HPS Loan Management Ltd. Series 2024-19A Class B2†	6.568% (3 mo. USD Term SOFR + 2.25%	)#	4/15/2037	9,750,000	9,781,843
HPS Loan Management Ltd. Series 2024-19A Class E†	11.318% (3 mo. USD Term SOFR + 7.00%	)#	4/15/2037	5,000,000	5,046,590
HPS Loan Management Ltd. Series 2025-26A Class E†(b)	–	(c)	7/20/2038	8,000,000	8,041,112
ICG U.S. CLO I Ltd. Series 2023-1A Class ER†	11.329% (3 mo. USD Term SOFR + 7.00%	)#	7/18/2038	6,500,000	6,579,937
ICG U.S. CLO Ltd. Series 2022-1A Class A1†	5.866% (3 mo. USD Term SOFR + 1.54%	)#	7/20/2035	3,000,000	3,002,574
ICG U.S. CLO Ltd. Series 2024-1A Class A1†	5.918% (3 mo. USD Term SOFR + 1.60%	)#	4/15/2037	5,000,000	5,014,705

See Notes to Financial Statements.	25

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
ICG U.S. CLO Ltd. Series 2024-R1A Class D1†	7.969% (3 mo. USD Term SOFR + 3.65%	)#	1/25/2038	$2,250,000	$2,270,250
ICG U.S. CLO Ltd. Series 2025-1A Class D1†(b)	–	(c)	7/25/2038	8,250,000	8,280,937
Invesco CLO Ltd. Series 2022-3A Class A1R†	5.702% (3 mo. USD Term SOFR + 1.37%	)#	10/22/2037	1,750,000	1,756,435
Invesco U.S. CLO Ltd. Series 2024-2A Class D†	7.918% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2037	3,750,000	3,783,780
Invesco U.S. CLO Ltd. Series 2024-3A Class C†	6.576% (3 mo. USD Term SOFR + 2.25%	)#	7/20/2037	2,500,000	2,515,273
Invesco U.S. CLO Ltd. Series 2024-3A Class D†	7.876% (3 mo. USD Term SOFR + 3.55%	)#	7/20/2037	750,000	756,175
Invesco U.S. CLO Ltd. Series 2025-1A Class D†	7.381% (3 mo. USD Term SOFR + 3.10%	)#	7/15/2038	2,800,000	2,816,786
Island Finance Trust Series 2025-1A Class A†	6.54%		3/19/2035	6,910,000	6,997,761
Jamestown CLO XII Ltd. Series 2019-1A Class BR†	6.826% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2032	1,000,000	1,003,878
Katayma CLO I Ltd. Series 2023-1A Class A1†	6.326% (3 mo. USD Term SOFR + 2.00%	)#	10/20/2036	2,000,000	2,008,206
Katayma CLO II Ltd. Series 2024-2A Class D†	8.826% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	2,220,000	2,241,787
KKR CLO 23 Ltd. Series 23 Class CR†	6.226% (3 mo. USD Term SOFR + 1.90%	)#	10/20/2031	1,250,000	1,251,438
KKR CLO 45a Ltd. Series 2024-45A Class C†	6.818% (3 mo. USD Term SOFR + 2.50%	)#	4/15/2035	900,000	900,045
KKR CLO 47 Ltd. Series 2024-47A Class E†	10.818% (3 mo. USD Term SOFR + 6.50%	)#	1/15/2038	1,250,000	1,279,360
KKR CLO 51 Ltd. Series 2024-51A Class B†	6.176% (3 mo. USD Term SOFR + 1.85%	)#	10/20/2037	4,300,000	4,319,789
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.638% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	4,000,000	4,009,064

26	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
KKR CLO 59 Ltd. Series 2024-56A Class E†	10.818% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	$250,000	$254,708
KKR CLO 61 Ltd. Series 2025-61A Class A2†	6.115% (3 mo. USD Term SOFR + 1.82%	)#	7/15/2037	5,000,000	5,016,400
KKR CLO 61 Ltd. Series 2025-61A Class B†	6.245% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2037	12,480,000	12,494,227
KKR CLO 61 Ltd. Series 2025-61A Class D1†	8.145% (3 mo. USD Term SOFR + 3.85%	)#	7/15/2037	2,980,000	3,000,216
KKR Financial CLO Ltd. Series 2013-1A Class A2R2†	5.768% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2029	924,453	925,219
Lendmark Funding Trust Series 2025-1A Class E†	8.91%		9/20/2034	5,000,000	5,202,086
Long Point Park CLO Ltd. Series 2017-1A Class A2†	5.959% (3 mo. USD Term SOFR + 1.64%	)#	1/17/2030	1,000,000	1,001,580
Madison Park Funding LVIII Ltd. Series 2024-58A Class D†	7.969% (3 mo. USD Term SOFR + 3.65%	)#	4/25/2037	6,360,000	6,414,060
Madison Park Funding LXI Ltd. Series 2023-61A Class B†	6.726% (3 mo. USD Term SOFR + 2.40%	)#	1/20/2037	3,300,000	3,318,269
Madison Park Funding LXII Ltd. Series 2022-62A Class BR2†	6.073% (3 mo. USD Term SOFR + 1.75%	)#	7/16/2038	5,200,000	5,207,197
Madison Park Funding LXVII Ltd. Series 2024-67A Class A2†	6.024% (3 mo. USD Term SOFR + 1.71%	)#	4/25/2037	3,000,000	3,007,152
Madison Park Funding LXVIII Ltd. Series 2024-68A Class A2†	5.826% (3 mo. USD Term SOFR + 1.50%	)#	1/20/2038	10,000,000	10,008,910

See Notes to Financial Statements.	27

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Madison Park Funding XLII Ltd. Series 13A Class AR†	5.469% (3 mo. USD Term SOFR + 1.15%	)#	11/21/2030	$621,905	$622,560
Madison Park Funding XLII Ltd. Series 13A Class B†	6.081% (3 mo. USD Term SOFR + 1.76%	)#	11/21/2030	1,100,000	1,103,612
Magnetite XXXV Ltd. Series 2022-35A Class DR†	8.319% (3 mo. USD Term SOFR + 4.00%	)#	10/25/2036	250,000	250,953
Marathon CLO 14 Ltd. Series 2019-2A Class A2A†	7.047% (3 mo. USD Term SOFR + 2.72%	)#	1/20/2033	1,000,000	1,005,368
Marble Point CLO XV Ltd. Series 2019-1A Class BR2†	5.919% (3 mo. USD Term SOFR + 1.60%	)#	7/23/2032	6,390,000	6,398,901
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	2,200,000	2,285,142
Mariner Finance Issuance Trust Series 2025-AA Class E†	8.64%		5/20/2038	5,325,000	5,461,332
MidOcean Credit CLO XV Ltd. Series 2024-15A Class E†	10.576% (3 mo. USD Term SOFR + 6.25%	)#	7/21/2037	2,750,000	2,786,173
Mountain View CLO LLC Series 2016-1A Class CR2†	6.67% (3 mo. USD Term SOFR + 2.35%	)#	4/14/2033	3,250,000	3,259,279
Navesink CLO 1 Ltd. Series 2023-1A Class A1R†	5.999% (3 mo. USD Term SOFR + 1.68%	)#	7/25/2033	4,000,000	4,008,884
Navesink CLO 3 Ltd. Series 2025-3A Class A1†	5.804% (3 mo. USD Term SOFR + 1.48%	)#	7/15/2037	5,630,000	5,634,825
NBC Funding LLC Series 2021-1 Class A2†	2.989%		7/30/2051	678,021	657,888
Neuberger Berman CLO 32R Ltd. Series 2019-32RA Class A†	5.639% (3 mo. USD Term SOFR + 1.31%	)#	7/20/2039	26,000,000	26,012,402

28	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Neuberger Berman CLO XVII Ltd. Series 2014-17A Class ER3†	11.082% (3 mo. USD Term SOFR + 6.75%	)#	7/22/2038	$1,000,000	$1,018,355
Neuberger Berman CLO XXII Ltd. Series 2016-22A Class CR2†	6.772% (3 mo. USD Term SOFR + 2.45%	)#	4/15/2038	2,000,000	2,014,228
Neuberger Berman Loan Advisers CLO 28 Ltd. Series 2018-28A Class ER†	11.276% (3 mo. USD Term SOFR + 6.95%	)#	10/20/2038	2,000,000	2,056,272
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class D1R2†(b)	–	(c)	7/20/2039	5,000,000	5,019,445
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class A2†	6.032% (3 mo. USD Term SOFR + 1.70%	)#	4/22/2038	14,000,000	14,032,536
New Mountain CLO 7 Ltd. Series CLO-7A Class A1†	5.484% (3 mo. USD Term SOFR + 1.20%	)#	3/31/2038	15,000,000	14,965,770
NGC CLO 2 Ltd. Series 2025-2A Class C1†	6.48% (3 mo. USD Term SOFR + 2.20%	)#	4/20/2038	7,000,000	7,029,106
NGC CLO 2 Ltd. Series 2025-2A Class D1†	7.83% (3 mo. USD Term SOFR + 3.55%	)#	4/20/2038	4,700,000	4,709,348
Northwoods Capital 22 Ltd. Series 2020-22A Class DRR†	9.269% (3 mo. USD Term SOFR + 4.95%	)#	9/16/2031	1,070,000	1,085,207
Oaktree CLO Ltd. Series 2021-2A Class D2R†	7.818% (3 mo. USD Term SOFR + 3.50%	)#	1/15/2035	2,000,000	1,987,312
Oaktree CLO Ltd. Series 2022-2A Class A2R2†	5.888% (3 mo. USD Term SOFR + 1.57%	)#	10/15/2037	6,000,000	6,006,552
Oaktree CLO Ltd. Series 2022-3A Class ER†	10.818% (3 mo. USD Term SOFR + 6.50%	)#	10/15/2037	2,500,000	2,514,265
Oaktree CLO Ltd. Series 2023-2A Class A1R†	5.676% (3 mo. USD Term SOFR + 1.35%	)#	7/20/2038	10,000,000	10,033,420

See Notes to Financial Statements.	29

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Ocean Trails CLO XV Ltd. Series 2024-15A Class C†	7.168% (3 mo. USD Term SOFR + 2.85%	)#	1/15/2037	$5,000,000	$5,028,225
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1†	9.018% (3 mo. USD Term SOFR + 4.70%	)#	1/15/2037	7,500,000	7,574,955
OCP CLO Ltd. Series 2019-17A Class BR2†	6.076% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2037	1,750,000	1,757,084
OCP CLO Ltd. Series 2024-32A Class E†	11.079% (3 mo. USD Term SOFR + 6.76%	)#	4/23/2037	5,000,000	5,087,215
OCP CLO Ltd. Series 2024-33A Class A2†	6.026% (3 mo. USD Term SOFR + 1.70%	)#	7/20/2037	12,000,000	12,036,192
Octagon 66 Ltd. Series 2022-1A Class DR†	9.415% (3 mo. USD Term SOFR + 5.09%	)#	11/16/2036	3,000,000	3,024,684
OFSI BSL XV CLO Ltd. Series 2025-15A Class D1†	8.032% (3 mo. USD Term SOFR + 3.75%	)#	3/31/2038	10,000,000	10,034,110
OHA Credit Funding 16 Ltd. Series 2023-16A Class C†	6.976% (3 mo. USD Term SOFR + 2.65%	)#	10/20/2036	250,000	251,169
OHA Credit Funding 16 Ltd. Series 2023-16A Class D†	8.326% (3 mo. USD Term SOFR + 4.00%	)#	10/20/2036	1,000,000	1,005,457
OHA Credit Funding 17 Ltd. Series 2024-17A Class C†	6.626% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2037	500,000	502,754
OHA Credit Funding 18 Ltd. Series 2024-18A Class D1†	7.776% (3 mo. USD Term SOFR + 3.45%	)#	4/20/2037	350,000	352,616
Orion CLO Ltd. Series 2023-1A Class E†	12.219% (3 mo. USD Term SOFR + 7.90%	)#	10/25/2036	1,000,000	1,018,544

30	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	$2,008,247	$2,028,504
OZLM IX Ltd. Series 2014-9A Class BR3†	6.626% (3 mo. USD Term SOFR + 2.30%	)#	10/20/2031	7,000,000	7,019,453
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	6,950,000	6,987,833
Palmer Square CLO Ltd. Series 2018-2A Class BR†	6.818% (3 mo. USD Term SOFR + 2.50%	)#	4/16/2037	5,000,000	5,015,250
Palmer Square CLO Ltd. Series 2020-3A Class A1R2†	5.976% (3 mo. USD Term SOFR + 1.65%	)#	11/15/2036	3,420,000	3,429,005
Palmer Square CLO Ltd. Series 2022-5A Class A1R†	5.676% (3 mo. USD Term SOFR + 1.35%	)#	10/20/2037	1,500,000	1,505,349
Palmer Square CLO Ltd. Series 2025-3A Class A†(b)	–	(c)	7/20/2037	13,500,000	13,511,596
Parallel Ltd. Series 2023-1A Class A1R†	5.716% (3 mo. USD Term SOFR + 1.39%	)#	7/20/2036	5,720,000	5,735,021
Park Blue CLO Ltd. Series 2022-1A Class A1R†	5.746% (3 mo. USD Term SOFR + 1.42%	)#	10/20/2037	9,050,000	9,070,181
Park Blue CLO Ltd. Series 2022-2A Class A1R†	5.746% (3 mo. USD Term SOFR + 1.42%	)#	7/20/2037	8,720,000	8,740,492
Park Blue CLO Ltd. Series 2023-3A Class D1R†	7.826% (3 mo. USD Term SOFR + 3.50%	)#	4/20/2038	12,250,000	12,302,491
Park Blue CLO Ltd. Series 2023-4A Class B†	7.019% (3 mo. USD Term SOFR + 2.70%	)#	1/25/2037	4,000,000	4,024,128
Park Blue CLO Ltd. Series 2024-5A Class A1†	5.799% (3 mo. USD Term SOFR + 1.48%	)#	7/25/2037	6,015,000	6,035,228
Pikes Peak CLO 3 Series 2019-3A Class ARR†	5.78% (3 mo. USD Term SOFR + 1.46%	)#	10/25/2034	1,900,000	1,906,460
Pikes Peak CLO 6 Series 2020-6A Class DRR†	6.824% (3 mo. USD Term SOFR + 2.50%	)#	5/18/2034	6,250,000	6,229,025

See Notes to Financial Statements.	31

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Pikes Peak CLO 9 Series 2021-9A Class BR†	6.014% (3 mo. USD Term SOFR + 1.70%	)#	10/27/2038	$9,100,000	$9,111,375
Pikes Peak CLO Ltd. Series 2023-14A Class D1R†	7.476% (3 mo. USD Term SOFR + 3.15%	)#	7/20/2038	4,900,000	4,909,805
POLUS U.S. CLO I Ltd. Series 2024-1A Class C†	6.726% (3 mo. USD Term SOFR + 2.40%	)#	10/20/2037	2,800,000	2,816,332
Post CLO Ltd. Series 2018-1A Class ER†	11.998% (3 mo. USD Term SOFR + 7.68%	)#	10/16/2037	1,000,000	1,023,060
Post CLO Ltd. Series 2021-1A Class BR†	5.918% (3 mo. USD Term SOFR + 1.60%	)#	10/15/2034	10,000,000	10,005,260
Post CLO Ltd. Series 2023-1A Class B1†	6.826% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2036	250,000	250,753
Post CLO Ltd. Series 2024-1A Class B†	6.426% (3 mo. USD Term SOFR + 2.10%	)#	4/20/2037	5,000,000	5,021,260
Post CLO Ltd. Series 2024-1A Class C†	6.826% (3 mo. USD Term SOFR + 2.50%	)#	4/20/2037	5,000,000	5,032,775
Post Road Equipment Finance LLC Series 2025-1A Class E†	7.08%		5/17/2032	3,350,000	3,382,487
PPM CLO 6-R Ltd. Series 2022-6RA Class BR†	7.076% (3 mo. USD Term SOFR + 2.75%	)#	1/20/2037	5,000,000	5,031,615
Rad CLO 16 Ltd. Series 2022-16A Class A1R†	5.868% (3 mo. USD Term SOFR + 1.55%	)#	7/15/2037	5,000,000	5,032,395
Rad CLO 22 Ltd. Series 2023-22A Class A1†	6.156% (3 mo. USD Term SOFR + 1.83%	)#	1/20/2037	4,610,000	4,624,369
Rad CLO 25 Ltd. Series 2024-25A Class A1†	5.786% (3 mo. USD Term SOFR + 1.46%	)#	7/20/2037	13,000,000	13,037,076
Rad CLO 25 Ltd. Series 2024-25A Class B†	6.126% (3 mo. USD Term SOFR + 1.80%	)#	7/20/2037	3,660,000	3,673,937
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.638% (3 mo. USD Term SOFR + 1.32%	)#	1/15/2038	1,460,000	1,466,100

32	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Reach ABS Trust Series 2025-1A Class A†	4.96%		8/16/2032	$828,071	$828,308
Regatta 32 Funding Ltd. Series 2025-4A Class A1†	5.628% (3 mo. USD Term SOFR + 1.34%	)#	7/25/2038	15,510,000	15,565,945
Regatta XIII Funding Ltd. Series 2018-2A Class BR†	6.118% (3 mo. USD Term SOFR + 1.80%	)#	7/15/2031	1,705,000	1,710,338
Regatta XXI Funding Ltd. Series 2021-3A Class BR†	6.068% (3 mo. USD Term SOFR + 1.75%	)#	10/15/2037	1,500,000	1,507,701
Republic Finance Issuance Trust Series 2024-A Class D†	9.49%		8/20/2032	5,400,000	5,514,111
Republic Finance Issuance Trust Series 2024-B Class C†	6.60%		11/20/2037	2,000,000	2,032,801
Rockford Tower CLO Ltd. Series 2021-3A Class CBR†	6.518% (3 mo. USD Term SOFR + 2.20%	)#	1/15/2038	2,250,000	2,267,753
Rockford Tower CLO Ltd. Series 2024-1A Class E†	11.806% (3 mo. USD Term SOFR + 7.48%	)#	4/20/2037	2,500,000	2,523,785
Rockford Tower CLO Ltd. Series 2025-1A Class E†	9.857% (3 mo. USD Term SOFR + 5.60%	)#	3/31/2038	2,570,000	2,576,589
Rockland Park CLO Ltd. Series 2021-1A Class ER†(b)	–	(c)	7/20/2038	5,000,000	5,025,000
RR 34 Ltd. Series 2024-34RA Class DR†	9.818% (3 mo. USD Term SOFR + 5.50%	)#	10/15/2039	1,000,000	1,011,464
RR 5 Ltd. Series 2018-5A Class A1R†	5.818% (3 mo. USD Term SOFR + 1.50%	)#	7/15/2039	1,000,000	1,004,735
RR 5 Ltd. Series 2018-5A Class A2R†	6.268% (3 mo. USD Term SOFR + 1.95%	)#	7/15/2039	2,000,000	2,007,478
Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class D2†	8.31% (3 mo. USD Term SOFR + 4.00%	)#	1/30/2038	5,625,000	5,594,715
Sandstone Peak II Ltd. Series 2023-1A Class D1R†	7.626% (3 mo. USD Term SOFR + 3.30%	)#	7/20/2038	5,000,000	5,027,600

See Notes to Financial Statements.	33

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sandstone Peak III Ltd. Series 2024-1A Class A1†	5.949% (3 mo. USD Term SOFR + 1.63%	)#	4/25/2037	$3,500,000	$3,511,291
Sandstone Peak Ltd. Series 2021-1A Class B1R†	6.148% (3 mo. USD Term SOFR + 1.83%	)#	10/15/2034	1,250,000	1,252,588
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class C†	8.326% (3 mo. USD Term SOFR + 4.00%	)#	10/20/2033	5,000,000	5,025,095
SCF Equipment Trust LLC Series 2025-1A Class E†	6.75%		11/20/2035	3,200,000	3,280,876
SEB Funding LLC Series 2021-1A Class A2†	4.969%		1/30/2052	4,961,565	4,872,078
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	2,184,850	2,189,963
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R†	5.869% (3 mo. USD Term SOFR + 1.55%	)#	4/25/2037	4,600,000	4,613,961
Silver Point CLO 1 Ltd. Series 2022-1A Class A1R†	5.646% (3 mo. USD Term SOFR + 1.32%	)#	1/20/2038	4,000,000	4,010,284
Silver Point CLO 1 Ltd. Series 2022-1A Class D1R†	7.226% (3 mo. USD Term SOFR + 2.90%	)#	1/20/2038	1,500,000	1,505,867
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.718% (3 mo. USD Term SOFR + 1.45%	)#	7/15/2038	5,135,000	5,142,389
Silver Point CLO 11 Ltd. Series 2025-11A Class A1†(b)	–	(c)	7/15/2038	8,300,000	8,307,121
Silver Point CLO 4 Ltd. Series 2024-4A Class A1†	5.948% (3 mo. USD Term SOFR + 1.63%	)#	4/15/2037	30,000,000	30,093,840
Silver Point CLO 6 Ltd. Series 2024-6A Class E†	10.618% (3 mo. USD Term SOFR + 6.30%	)#	10/15/2037	750,000	755,887
Silver Point CLO 7 Ltd. Series 2024-7A Class A1†	5.678% (3 mo. USD Term SOFR + 1.36%	)#	1/15/2038	5,000,000	5,015,925
Silver Point CLO 8 Ltd. Series 2025-8A Class A1†	5.432% (3 mo. USD Term SOFR + 1.21%	)#	4/15/2038	5,750,000	5,751,725
Silver Point CLO 8 Ltd. Series 2025-8A Class A2†	5.672% (3 mo. USD Term SOFR + 1.45%	)#	4/15/2038	10,000,000	10,004,280

34	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Silver Point CLO 9 Ltd. Series 2025-9A Class A1†	5.808% (3 mo. USD Term SOFR + 1.52%	)#	3/31/2038	$11,500,000	$11,558,351
Silver Point CLO 9 Ltd. Series 2025-9A Class E†	11.188% (3 mo. USD Term SOFR + 6.90%	)#	3/31/2038	2,000,000	2,060,118
Sixth Street CLO VIII Ltd. Series 2017-8A Class BR2†	6.126% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	2,380,950	2,386,160
Sixth Street CLO XV Ltd. Series 2020-15A Class AR†	5.689% (3 mo. USD Term SOFR + 1.37%	)#	10/24/2037	1,500,000	1,506,000
Sixth Street CLO XVI Ltd. Series 2020-16A Class DR†	8.976% (3 mo. USD Term SOFR + 4.65%	)#	1/20/2037	3,000,000	3,035,676
Sixth Street CLO XVI Ltd. Series 2020-16A Class ER†	11.746% (3 mo. USD Term SOFR + 7.42%	)#	1/20/2037	5,000,000	5,045,790
Sixth Street CLO XXI Ltd. Series 2022-21A Class AR†	5.696% (3 mo. USD Term SOFR + 1.37%	)#	10/21/2037	1,500,000	1,505,504
Sixth Street CLO XXII Ltd. Series 2023-22A Class BR†	5.876% (3 mo. USD Term SOFR + 1.55%	)#	4/21/2038	4,000,000	4,001,256
Sotheby’s Artfi Master Trust Series 2024-1A Class A2†	5.819% (3 mo. USD Term SOFR + 1.50%	)#	12/22/2031	5,000,000	5,004,898
Steele Creek CLO Ltd. Series 2022-1A Class C2R†	7.318% (3 mo. USD Term SOFR + 3.00%	)#	4/15/2038	11,000,000	11,127,930
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	4,723,566	4,753,277
Stream Innovations Issuer Trust Series 2025-1A Class A†	5.05%		9/15/2045	5,422,174	5,435,902
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	4,670,000	4,673,442

See Notes to Financial Statements.	35

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Sycamore Tree CLO Ltd. Series 2021-1A Class AR†	5.716% (3 mo. USD Term SOFR + 1.39%	)#	1/20/2038	$5,550,000	$5,571,767
Sycamore Tree CLO Ltd. Series 2023-2A Class BR†	6.676% (3 mo. USD Term SOFR + 2.35%	)#	1/20/2037	3,000,000	3,013,137
Sycamore Tree CLO Ltd. Series 2023-2A Class ER†	12.006% (3 mo. USD Term SOFR + 7.68%	)#	1/20/2037	2,375,000	2,387,635
Sycamore Tree CLO Ltd. Series 2023-3A Class BR†	6.476% (3 mo. USD Term SOFR + 2.15%	)#	4/20/2037	4,400,000	4,417,956
Sycamore Tree CLO Ltd. Series 2023-3A Class D1R†	8.576% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2037	5,750,000	5,787,875
Sycamore Tree CLO Ltd. Series 2023-4A Class D†	9.876% (3 mo. USD Term SOFR + 5.55%	)#	10/20/2036	5,500,000	5,562,870
Sycamore Tree CLO Ltd. Series 2024-5A Class D1†	8.576% (3 mo. USD Term SOFR + 4.25%	)#	4/20/2036	1,010,000	1,011,908
Sycamore Tree CLO Ltd. Series 2025-6A Class A1†	5.526% (3 mo. USD Term SOFR + 1.20%	)#	4/20/2038	15,000,000	15,003,885
Sycamore Tree CLO Ltd. Series 2025-6A Class B†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2038	2,550,000	2,559,042
Sycamore Tree CLO Ltd. Series 2025-7A Class E†(b)	–	(c)	8/28/2038	5,000,000	5,025,695
TCW CLO Ltd. Series 2024-1A Class AJ†	6.118% (3 mo. USD Term SOFR + 1.80%	)#	1/16/2037	6,000,000	6,015,696
Tikehau U.S. CLO VII Ltd. Series 2025-1A Class D1†	7.372% (3 mo. USD Term SOFR + 3.10%	)#	2/25/2038	5,000,000	5,017,425
Trestles CLO V Ltd. Series 2021-5A Class CR†	6.576% (3 mo. USD Term SOFR + 2.25%	)#	10/20/2034	8,000,000	8,023,224
Trimaran CAVU Ltd. Series 2022-1A Class ER†	11.252% (3 mo. USD Term SOFR + 6.92%	)#	10/22/2037	1,750,000	1,757,606
Trimaran CAVU Ltd. Series 2024-1A Class E†	10.569% (3 mo. USD Term SOFR + 6.25%	)#	1/25/2038	4,400,000	4,474,813

36	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Trinitas CLO XX Ltd. Series 2022-20A Class D1R†	7.326% (3 mo. USD Term SOFR + 3.00%	)#	7/20/2035	$5,000,000	$5,006,400
Trinitas CLO XXIII Ltd. Series 2023-23A Class D†	9.676% (3 mo. USD Term SOFR + 5.35%	)#	10/20/2036	1,000,000	1,008,471
Trinitas CLO XXIV Ltd. Series 2024-24A Class C†	7.069% (3 mo. USD Term SOFR + 2.75%	)#	4/25/2037	9,450,000	9,524,986
Trinitas CLO XXIV Ltd. Series 2024-24A Class D1†	8.419% (3 mo. USD Term SOFR + 4.10%	)#	4/25/2037	1,240,000	1,252,086
Trinitas CLO XXIX Ltd. Series 2024-29A Class A1†	5.809% (3 mo. USD Term SOFR + 1.49%	)#	7/23/2037	3,240,000	3,249,159
Trinitas CLO XXIX Ltd. Series 2024-29A Class C†	6.669% (3 mo. USD Term SOFR + 2.35%	)#	7/23/2037	3,780,000	3,800,102
Trinitas CLO XXIX Ltd. Series 2024-29A Class E†	10.819% (3 mo. USD Term SOFR + 6.50%	)#	7/23/2037	6,250,000	6,299,962
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.694% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	9,750,000	9,853,594
Trinitas CLO XXVI Ltd. Series 2023-26A Class ER†	11.044% (3 mo. USD Term SOFR + 6.75%	)#	7/20/2038	5,000,000	5,086,770
Trinitas CLO XXVII Ltd. Series 2024-27A Class C1†	7.129% (3 mo. USD Term SOFR + 2.80%	)#	4/18/2037	1,376,189	1,385,853
Trinitas CLO XXVIII Ltd. Series 2024-28A Class B†	6.419% (3 mo. USD Term SOFR + 2.10%	)#	4/25/2037	1,000,000	1,003,465
Trinitas CLO XXXII Ltd. Series 2025-32A Class E†(b)	–	(c)	7/23/2038	7,500,000	7,538,542
Venture 48 CLO Ltd. Series 2023-48A Class B1†	7.076% (3 mo. USD Term SOFR + 2.75%	)#	10/20/2036	9,000,000	9,030,879
Verdant Receivables LLC Series 2024-1A Class D†	7.23%		12/12/2031	1,550,000	1,611,205
Verdant Receivables LLC Series 2025-1A Class D†	6.49%		5/12/2033	2,750,000	2,812,443
Vibrant CLO XR Ltd. Series 2018-10RA Class C1†	9.326% (3 mo. USD Term SOFR + 5.00%	)#	4/20/2036	2,920,000	2,963,403

See Notes to Financial Statements.	37

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Vibrant CLO XVI Ltd. Series 2023-16A Class C1R†	7.918% (3 mo. USD Term SOFR + 3.60%	)#	7/15/2036	$3,250,000	$3,259,760
Voya CLO Ltd. Series 2016-3A Class A3R2†	6.029% (3 mo. USD Term SOFR + 1.70%	)#	10/18/2031	630,000	630,766
Voya CLO Ltd. Series 2023-1A Class C†	7.176% (3 mo. USD Term SOFR + 2.85%	)#	1/20/2037	4,730,000	4,757,926
Voya CLO Ltd. Series 2024-1A Class E†	10.968% (3 mo. USD Term SOFR + 6.65%	)#	4/15/2037	6,000,000	6,104,100
Warwick Capital CLO 1 Ltd. Series 2023-1A Class A†	6.426% (3 mo. USD Term SOFR + 2.10%	)#	10/20/2036	5,000,000	5,017,740
Warwick Capital CLO 1 Ltd. Series 2023-1A Class D†	9.926% (3 mo. USD Term SOFR + 5.60%	)#	10/20/2036	4,000,000	4,047,036
Warwick Capital CLO 3 Ltd. Series 2024-3A Class D†	8.826% (3 mo. USD Term SOFR + 4.50%	)#	4/20/2037	1,610,000	1,623,923
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A2†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2038	3,000,000	3,005,010
Warwick Capital CLO 6 Ltd. Series 2025-6A Class B†	6.025% (3 mo. USD Term SOFR + 1.75%	)#	7/20/2038	6,025,000	6,054,077
Warwick Capital CLO 6 Ltd. Series 2025-6A Class E†	10.275% (3 mo. USD Term SOFR + 6.00%	)#	7/20/2038	6,000,000	6,028,134
Wellfleet CLO Ltd. Series 2021-2A Class A1†	5.779% (3 mo. USD Term SOFR + 1.46%	)#	7/15/2034	3,000,000	3,000,849
Wellington Management CLO 1 Ltd. Series 2023-1A Class B†	6.776% (3 mo. USD Term SOFR + 2.45%	)#	10/20/2036	4,535,000	4,553,952

38	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Wellington Management CLO 2 Ltd. Series 2024-2A Class A†	5.876% (3 mo. USD Term SOFR + 1.55%	)#	4/20/2037	$3,300,000	$3,308,293
Whitebox CLO IV Ltd. Series 2023-4A Class A2R†	6.126% (3 mo. USD Term SOFR + 1.80%	)#	4/20/2036	16,000,000	16,053,840
Wind River CLO Ltd. Series 2024-1A Class A†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2037	18,700,000	18,755,894
Wise CLO Ltd. Series 2025-2A Class C†	6.58% (3 mo. USD Term SOFR + 2.30%	)#	4/20/2038	7,000,000	7,040,460
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.804% (3 mo. USD Term SOFR + 1.49%	)#	7/28/2037	4,300,000	4,295,876
Zaxbys Funding LLC Series 2021-1A Class A2†	3.238%		7/30/2051	3,153,600	2,940,215
Total					1,773,017,067
Total Asset-Backed Securities (cost $2,000,359,001)					2,000,956,315

CORPORATE BONDS 7.17%

Auto Manufacturers 1.01%
Ford Motor Credit Co. LLC	6.381% (SOFR + 2.03%	)#	3/20/2028	3,000,000	2,997,378
General Motors Financial Co., Inc.	5.637% (SOFR + 1.29%	)#	1/7/2030	10,000,000	9,885,674
Hyundai Capital America†	5.703% (SOFR + 1.35%	)#	3/27/2030	9,000,000	9,046,536
Nissan Motor Acceptance Co. LLC†	6.398% (SOFR + 2.05%)	#	9/13/2027	5,416,000	5,367,399
Total					27,296,987

Banks 3.39%
ABN AMRO Bank NV (Netherlands)†(d)	6.13% (SOFR + 1.78%	)#	9/18/2027	700,000	708,631
Bank of Montreal (Canada)(d)	5.227% (SOFR + 0.88%	)#	9/10/2027	1,000,000	1,003,283
Bank of Nova Scotia (Canada)(d)	5.423% (SOFR + 1.08%	)#	8/1/2029	1,570,000	1,578,246
BPCE SA (France)†(d)	6.323% (SOFR + 1.98%	)#	10/19/2027	250,000	254,012

See Notes to Financial Statements.	39

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Canadian Imperial Bank of Commerce (Canada)(d)	5.278% (SOFR + 0.93%	)#	9/11/2027	$938,000	$942,697
Citibank NA	5.464% (SOFR + 1.12%	)#	5/29/2030	6,481,000	6,560,126
Citigroup, Inc.	5.141% (3 mo. USD Term SOFR + 0.81%	)#	8/25/2036	4,217,000	3,788,481
Deutsche Bank AG(b)	5.644% (SOFR + 1.30%	)#	8/4/2031	4,703,000	4,705,412
Goldman Sachs Group, Inc.	5.425% (SOFR + 1.08%	)#	1/28/2031	5,000,000	4,988,338
Goldman Sachs Group, Inc.	5.634% (SOFR + 1.29%	)#	4/23/2028	3,877,000	3,912,224
Goldman Sachs Group, Inc.	6.199% (SOFR + 1.85%	)#	3/15/2028	1,633,000	1,662,055
HSBC Holdings PLC (United Kingdom)(d)	5.377% (SOFR + 1.03%	)#	3/3/2029	5,000,000	5,010,982
HSBC USA, Inc.	5.317% (SOFR + 0.97%	)#	6/3/2028	1,867,000	1,881,708
Huntington National Bank	5.064% (SOFR + 0.72%	)#	4/12/2028	3,777,000	3,777,430
JPMorgan Chase & Co.	5.145% (SOFR + 0.80%	)#	1/24/2029	5,000,000	5,010,223
JPMorgan Chase & Co.	5.274% (SOFR + 0.93%	)#	7/22/2028	1,967,000	1,979,580
Lloyds Banking Group PLC (United Kingdom)(d)	5.402% (SOFR + 1.06%	)#	11/26/2028	5,000,000	5,028,485
Morgan Stanley	5.725% (SOFR + 1.38%	)#	4/12/2029	6,000,000	6,087,845
Morgan Stanley Bank NA	5.212% (SOFR + 0.87%	)#	5/26/2028	800,000	803,742
National Australia Bank Ltd. (Australia)†(d)	4.983% (SOFR + 0.60%	)#	10/26/2027	781,000	783,424
NatWest Group PLC (United Kingdom)(d)	5.639% (SOFR + 1.30%	)#	11/15/2028	200,000	201,773
NatWest Markets PLC (United Kingdom)†(d)	5.301% (SOFR + 0.95%	)#	3/21/2028	3,959,000	3,983,126
NatWest Markets PLC (United Kingdom)†(d)(e)	5.481% (SOFR + 1.14%	)#	5/17/2029	5,528,000	5,572,959
Societe Generale SA (France)†(d)	5.442% (SOFR + 1.10%	)#	2/19/2027	710,000	711,473

40	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Swedbank AB (Sweden)†(d)	5.372% (SOFR + 1.03%	)#	11/20/2029	$1,824,000	$1,852,804
Toronto-Dominion Bank (Canada)(d)	5.164% (SOFR + 0.82%	)#	1/31/2028	2,413,000	2,420,850
Toronto-Dominion Bank (Canada)(d)	5.38% (SOFR + 1.03%	)#	12/17/2029	4,000,000	4,013,373
U.S. Bank NA	5.251% (SOFR + 0.91%	)#	5/15/2028	7,007,000	7,046,239
Wells Fargo & Co.	5.714% (SOFR + 1.37%	)#	4/23/2029	5,000,000	5,072,782
Total					91,342,303

Diversified Financial Services 0.45%
American Express Co.	5.364% (SOFR + 1.02%	)#	1/30/2031	6,000,000	6,027,676
American Express Co.	5.605% (SOFR + 1.26%	)#	4/25/2029	6,000,000	6,089,994
Total					12,117,670

Electric 0.03%
Pacific Gas & Electric Co.	5.296% (SOFR + 0.95%	)#	9/4/2025	818,000	818,168

Health Care-Services 0.04%
HCA, Inc.	5.217% (SOFR + 0.87%	)#	3/1/2028	1,134,000	1,142,393

Insurance 0.27%
Athene Global Funding†	5.177% (SOFR + 0.83%	)#	1/7/2027	3,000,000	3,007,394
Corebridge Global Funding†	5.097% (SOFR + 0.75%	)#	1/7/2028	2,071,000	2,067,965
Jackson National Life Global Funding†	5.314% (SOFR + 0.97%	)#	1/14/2028	2,161,000	2,168,451
Total					7,243,810

Mining 0.21%
Glencore Funding LLC†	5.102% (SOFR + 0.75%	)#	10/1/2026	2,064,000	2,066,510
Glencore Funding LLC†	5.407% (SOFR + 1.06%	)#	4/4/2027	1,737,000	1,745,483
Rio Tinto Finance USA PLC (United Kingdom)(d)	5.189% (SOFR + 0.84%	)#	3/14/2028	1,844,000	1,858,456
Total					5,670,449

See Notes to Financial Statements.	41

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Multi-National 1.33%
European Bank for Reconstruction & Development (United Kingdom)(d)	4.671% (SOFR + 0.33%	)#	2/20/2028	$14,000,000	$14,018,198
Inter-American Development Bank	4.737% (SOFR + 0.39%	)#	3/13/2030	21,850,000	21,850,229
Total					35,868,427

Software 0.21%
Oracle Corp.	5.101% (SOFR + 0.76%	)#	8/3/2028	5,688,000	5,726,087

Telecommunications 0.23%
NTT Finance Corp. (Japan)†(d)	5.688% (SOFR + 1.31%	)#	7/16/2030	6,000,000	6,109,897
Total Corporate Bonds (cost $192,263,524)					193,336,191

FLOATING RATE LOANS(f) 8.62%

Aerospace/Defense 0.30%
TransDigm, Inc. 2023 Term Loan J	6.796% (3 mo. USD Term SOFR + 2.50%	)	2/28/2031	7,979,849	8,012,447

Airlines 0.33%
American Airlines, Inc. 2025 Term Loan	6.576% (3 mo. USD Term SOFR + 2.25%	)	4/20/2028	4,987,500	4,973,784
Vista Management Holding, Inc. 2025 Term Loan B	8.041% (3 mo. USD Term SOFR + 3.75%	)	4/1/2031	4,000,000	4,021,660
Total					8,995,444

Auto Parts & Equipment 0.13%
Tenneco, Inc. 2022 Term Loan B	9.396% - 9.42% (3 mo. USD Term SOFR + 5.00%	)	11/17/2028	3,500,000	3,464,807

Commercial Services 0.66%
Avis Budget Car Rental LLC 2025 Term Loan B	6.856% (1 mo. USD Term SOFR + 2.50%	)	7/16/2032	5,281,000	5,263,678
First Advantage Holdings LLC 2024 Term Loan B	7.106% (1 mo. USD Term SOFR + 2.75%	)	10/31/2031	5,955,658	5,984,841

42	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Commercial Services (continued)
Garda World Security Corp. 2025 Term Loan B (Canada)(d)	7.343% (1 mo. USD Term SOFR + 3.00%	)	2/1/2029	$4,975,000	$4,981,592
Trans Union LLC 2024 Term Loan B9	6.106% (1 mo. USD Term SOFR + 1.75%	)	6/24/2031	1,535,143	1,538,313
Total					17,768,424

Diversified Financial Services 1.52%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	6.099% (1 mo. USD Term SOFR + 1.75%	)	6/24/2030	7,663,490	7,675,675
Citadel Securities LP 2024 First Lien Term Loan	6.356% (1 mo. USD Term SOFR + 2.00%	)	10/31/2031	180,095	180,770
Citadel Securities LP 2024 Term Loan B	6.356% (1 mo. USD Term SOFR + 2.00%	)	7/29/2030	99,250	99,622
Colossus Acquireco LLC Term Loan B	–	(c)	6/11/2032	3,500,000	3,485,633
Corpay Technologies Operating Co. LLC Term Loan B5	6.106% (1 mo. USD Term SOFR + 1.75%	)	4/28/2028	2,713,365	2,714,125
DRW Holdings LLC 2024 Term Loan B	7.856% (1 mo. USD Term SOFR + 3.50%	)	6/26/2031	4,921,440	4,927,592
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(g)	–	(c)	6/6/2032	933,333	920,939
GC Ferry Acquisition I, Inc. Term Loan	–	(c)	6/6/2032	5,466,667	5,394,069
Guggenheim Partners LLC 2024 Term Loan B	6.796% (3 mo. USD Term SOFR + 2.50%	)	11/26/2031	5,890,400	5,914,698
Hudson River Trading LLC 2024 Term Loan B	7.343% (1 mo. USD Term SOFR + 3.00%	)	3/18/2030	6,873,757	6,899,637
Jump Financial LLC 2025 Term Loan B	8.546% (3 mo. USD Term SOFR + 4.25%	)	2/26/2032	2,794,995	2,801,982
Total					41,014,742

See Notes to Financial Statements.	43

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Diversified Manufacturing Operations 0.31%
First Eagle Investment Management LLC 2024 Term Loan B2	7.296% (3 mo. USD Term SOFR + 3.00%	)	3/5/2029		$8,462,342	$8,467,208

Electric 1.29%
Calpine Corp. 2024 Term Loan B5	6.106% (1 mo. USD Term SOFR + 1.75%	)	2/15/2032		6,600,000	6,605,511
Lackawanna Energy Center LLC 2025 Term Loan B	–	(c)	7/23/2032		7,667,000	7,714,919
NRG Energy, Inc. 2024 Term Loan	6.064% - 6.10% (1 mo. USD Term SOFR + 1.75%) (3 mo. USD Term SOFR + 1.75%	)	4/16/2031		13,109,711	13,132,456
Vistra Operations Co. LLC 1st Lien Term Loan B3	6.106% (1 mo. USD Term SOFR + 1.75%	)	12/20/2030		7,202,167	7,221,541
Total						34,674,427

Electronics 0.11%
Honeywell International, Inc. Term Loan A1	5.231% (1 mo. USD Term SOFR + 0.88%	)	5/7/2027		3,000,000	3,003,750

Entertainment 0.51%
Caesars Entertainment, Inc. Term Loan B	6.606% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030		3,987,805	3,990,716
Flutter Financing BV 2024 Term Loan B (Netherlands)(d)	6.046% (3 mo. USD Term SOFR + 1.75%	)	11/30/2030		6,215,140	6,204,264
Flutter Financing BV 2025 Term Loan B (Netherlands)(d)	6.296% (3 mo. USD Term SOFR + 2.00%	)	6/4/2032		3,533,000	3,538,882
GVC Holdings Ltd. 2024 EUR Term Loan B4	5.287% (6 mo. EURIBOR + 3.25%	)	6/30/2028	EUR	73,000	83,772
Total						13,817,634

Environmental Control 0.22%
GFL Environmental, Inc. 2025 Term Loan B (Canada)(d)	6.824% (3 mo. USD Term SOFR + 2.50%	)	3/3/2032		$6,000,000	6,015,000

44	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Food 0.34%
Froneri Lux Finco SARL 2024 USD Term Loan B4 (Luxembourg)(d)	–	(c)	9/30/2031	$5,000,000	$4,967,175
Froneri Lux Finco SARL 2025 USD Term Loan (Luxembourg)(d)	–	(c)	7/16/2032	4,200,000	4,196,598
Total					9,163,773

Food Service 0.01%
Aramark Services, Inc. 2024 Term Loan B8	6.356% (1 mo. USD Term SOFR + 2.00%	)	6/22/2030	397,276	398,377

Household Products 0.18%
Reynolds Consumer Products LLC 2025 Term Loan B	6.106% (1 mo. USD Term SOFR + 1.75%	)	3/4/2032	4,750,000	4,776,742

Insurance 0.71%
AmWINS Group, Inc. 2025 Term Loan B	6.606% (1 mo. USD Term SOFR + 2.25%	)	1/30/2032	5,927,731	5,938,727
Aon Corp. Term Loan A	5.456% (1 mo. USD Term SOFR + 1.00%	)	6/15/2027	355,840	356,285
Asurion LLC 2021 Term Loan B9	7.721% (1 mo. USD Term SOFR + 3.25%	)	7/31/2027	6,816,913	6,823,594
Asurion LLC 2023 Term Loan B11	8.706% (1 mo. USD Term SOFR + 4.25%	)	8/19/2028	6,143,240	6,095,875
Total					19,214,481

Media 0.57%
Charter Communications Operating LLC 2023 Term Loan B4	6.291% (3 mo. USD Term SOFR + 2.00%	)	12/7/2030	6,589,276	6,587,003
Charter Communications Operating LLC 2024 Term Loan B5	6.541% (3 mo. USD Term SOFR + 2.25%	)	12/15/2031	8,828,151	8,838,082
Total					15,425,085

See Notes to Financial Statements.	45

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Mining & Metals 0.19%
Novelis Corp. 2025 Term Loan B	6.296% (3 mo. USD Term SOFR + 2.00%	)	3/11/2032	$4,987,500	$5,010,368

Oil & Gas 0.20%
Hilcorp Energy I LP Term Loan B	6.343% (1 mo. USD Term SOFR + 2.00%	)	2/11/2030	946,528	950,375
Pasadena Performance Products LLC Term Loan B	7.796% (3 mo. USD Term SOFR + 3.50%	)	2/27/2032	4,407,136	4,445,699
Total					5,396,074

Real Estate Investment Trusts 0.30%
Blackstone Mortgage Trust, Inc. 2025 Term Loan B6	7.356% (1 mo. USD Term SOFR + 3.00%	)	12/10/2030	5,110,000	5,139,791
Host Hotels & Resorts LP 2023 Term Loan A2	5.356% (1 mo. USD Term SOFR + 0.90%	)	1/4/2028	917,000	914,708
Invitation Homes Operating Partnership LP 2024 Term Loan	–	(c)	9/9/2028	2,000,000	1,970,000
Total					8,024,499

Retail 0.12%
Murphy USA, Inc. Term Loan B	6.079% (1 mo. USD Term SOFR + 1.75%	)	4/7/2032	3,205,000	3,237,050

Software 0.18%
Clearwater Analytics LLC 2025 Term Loan B	6.461% (6 mo. USD Term SOFR + 2.25%	)	4/21/2032	3,000,000	3,011,265
QXO, Inc. Term Loan B	7.296% (3 mo. USD Term SOFR + 3.00%	)	4/30/2032	1,789,533	1,807,071
Total					4,818,336

Transportation 0.38%
Rand Parent LLC 2025 Term Loan B	7.296% (3 mo. USD Term SOFR + 3.00%	)	3/18/2030	10,290,975	10,206,229

46	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Utilities 0.06%
Astoria Energy LLC 2025 Term Loan B	7.106% (1 mo. USD Term SOFR + 2.75%	)	6/23/2032	$1,588,889	$1,595,586
Total Floating Rate Loans (cost $231,657,734)					232,500,483

FOREIGN GOVERNMENT OBLIGATIONS(d) 2.03%

Norway 1.42%
Kommunalbanken AS†	4.747% (SOFR + 0.40%	)#	3/3/2028	20,000,000	20,019,976
Kommunalbanken AS†	4.758% (SOFR + 0.41%	)#	4/9/2029	18,300,000	18,306,575
Total					38,326,551

South Korea 0.01%
Korea National Oil Corp.†	5.277% (SOFR + 0.90%	)#	9/30/2027	302,000	303,625

Sweden 0.60%
Svensk Exportkredit AB	5.342% (SOFR + 1.00%	)#	5/5/2027	16,000,000	16,191,320
Total Foreign Government Obligations (cost $54,832,789)					54,821,496

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.26%
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	5.60% (30 day USD SOFR Average + 1.25%	)#	5/25/2044	5,203,330	5,227,771
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	5.60% (30 day USD SOFR Average + 1.25%	)#	3/25/2044	12,196,518	12,238,404
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	5.60% (30 day USD SOFR Average + 1.25%	)#	8/25/2044	3,633,333	3,651,522
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	5.30% (30 day USD SOFR Average + 0.95%	)#	1/25/2045	1,364,375	1,365,994
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	5.50% (30 day USD SOFR Average + 1.15%	)#	9/25/2044	524,899	526,179

See Notes to Financial Statements.	47

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R04 Class 1A1†	5.35% (30 day USD SOFR Average + 1.00%	)#	5/25/2045	$8,692,895	$8,697,637
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	5.319% (30 day USD SOFR Average + 1.00%	)#	7/25/2045	2,380,000	2,383,720
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $34,092,163)					34,091,227

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.54%
Federal Home Loan Mortgage Corp. (cost $41,500,000)	4.54% (SOFR + 0.22%	)#	5/23/2028	41,500,000	41,501,190

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.47%
1301 Trust Series 2025-1301 Class A(b)	5.227%	#(h)	8/11/2030	6,700,000	6,700,000
1345 Trust Series 2025-AOA Class A†	5.942% (1 mo. USD Term SOFR + 1.60%	)#	6/15/2030	2,660,000	2,668,445
ALA Trust Series 2025-OANA Class A†	6.085% (1 mo. USD Term SOFR + 1.74%	)#	6/15/2040	3,320,000	3,344,279
Arbor Realty Collateralized Loan Obligation Ltd. Series 2025-BTR1 Class A†	6.28% (1 mo. USD Term SOFR + 1.93%	)#	1/20/2041	1,940,000	1,943,447
ARDN Mortgage Trust Series 2025-ARCP Class A†	6.092% (1 mo. USD Term SOFR + 1.75%	)#	6/15/2035	12,690,000	12,718,904
BLP Commercial Mortgage Trust Series 2024-IND2 Class A†	5.684% (1 mo. USD Term SOFR + 1.34%	)#	3/15/2041	1,494,403	1,498,965
BX Commercial Mortgage Trust Series 2025-BCAT Class A†(b)	5.73% (1 mo. USD Term SOFR + 1.38%	)#	8/15/2042	3,840,000	3,840,000
BX Trust Series 2021-RISE Class B†	5.707% (1 mo. USD Term SOFR + 1.36%	)#	11/15/2036	5,297,817	5,296,821

48	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-LUNR Class A†	5.842% (1 mo. USD Term SOFR + 1.50%	)#	6/15/2040	$14,200,000	$14,263,920
BX Trust Series 2025-ROIC Class A†	5.486% (1 mo. USD Term SOFR + 1.14%	)#	3/15/2030	5,996,612	5,992,551
BX Trust Series 2025-TAIL Class A†	5.742% (1 mo. USD Term SOFR + 1.40%	)#	6/15/2035	2,400,000	2,408,005
CONE Trust Series 2024-DFW1 Class A†	5.984% (1 mo. USD Term SOFR + 1.64%	)#	8/15/2041	5,613,000	5,617,892
JW Commercial Mortgage Trust Series 2024-MRCO Class A†	5.963% (1 mo. USD Term SOFR + 1.62%	)#	6/15/2039	1,300,000	1,303,416
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.728% (1 mo. USD Term SOFR + 1.39%	)#	8/17/2042	4,800,000	4,804,228
Multifamily Connecticut Avenue Securities Trust Series 2024-01 Class M7†	7.10% (30 day USD SOFR Average + 2.75%	)#	7/25/2054	624,039	633,810
ONE Mortgage Trust Series 2021-PARK Class A†	5.157% (1 mo. USD Term SOFR + 0.81%	)#	3/15/2036	7,889,424	7,755,846
PFP Ltd. Series 2023-10 Class A†	6.708% (1 mo. USD Term SOFR + 2.36%	)#	9/16/2038	73,138	73,271
PFP Ltd. Series 2025-12 Class A†	5.839% (1 mo. USD Term SOFR + 1.49%	)#	12/18/2042	4,040,000	4,052,625
PFP Ltd. Series 2025-12 Class B†	6.392% (1 mo. USD Term SOFR + 2.04%	)#	12/18/2042	5,100,000	5,111,155
SDR Commercial Mortgage Trust Series 2024-DSNY Class A†	5.734% (1 mo. USD Term SOFR + 1.39%	)#	5/15/2039	1,765,000	1,767,065
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.785% (1 mo. USD Term SOFR + 1.44%	)#	2/15/2042	8,500,000	8,470,830

See Notes to Financial Statements.	49

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TCO Commercial Mortgage Trust Series 2024-DPM Class A†	5.585% (1 mo. USD Term SOFR + 1.24%	)#	12/15/2039	$3,850,000	$3,858,207
TEXAS Commercial Mortgage Trust Series 2025-TWR Class A†	5.635% (1 mo. USD Term SOFR + 1.29%	)#	4/15/2042	6,100,000	6,107,935
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,682,048	2,676,866
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12†	6.033% (1 mo. USD Term SOFR + 1.69%	)#	8/15/2041	400,000	400,911
WHARF Commercial Mortgage Trust Series 2025-DC Class A†	5.35%	#(h)	7/15/2040	7,000,000	7,119,722
Total Non-Agency Commercial Mortgage-Backed Securities (cost $120,133,480)					120,429,116

U.S. TREASURY OBLIGATIONS 4.41%
U.S. Treasury Floating Rate Notes	4.379% (3 mo. Treasury money market yield + 0.10%	)#	1/31/2027	37,819,000	37,814,353
U.S. Treasury Floating Rate Notes	4.441% (3 mo. Treasury money market yield + 0.16%	)#	4/30/2027	36,000,000	36,024,289
U.S. Treasury Floating Rate Notes	4.486% (3 mo. Treasury money market yield + 0.21%	)#	10/31/2026	45,000,000	45,051,858
Total U.S. Treasury Obligations (cost $118,870,641)					118,890,500

OPTIONS PURCHASED 0.01%
Total Options Purchased (cost $613,200)					358,056
Total Long-Term Investments (cost $2,794,322,532)					2,796,884,574

SHORT-TERM INVESTMENTS 2.31%

REPURCHASE AGREEMENTS 2.28%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $24,923,800 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $25,378,584; proceeds: $24,883,578 (cost $24,880,813)				24,880,813	24,880,813

50	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investments	Principal Amount‡	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 7/31/2025, 4.350% due 8/1/2025 with TD Securities (USA) LLC collateralized by $37,103,000 of U.S. Treasury Note at 4.000% due 7/31/2029; value: $37,244,898; proceeds: $36,504,410 (cost $36,500,000)	$36,500,000	$36,500,000
Total Repurchase Agreements (cost $61,380,813)		61,380,813

TIME DEPOSITS 0.00%
CitiBank N.A.(i) (cost $88,400)	88,400	88,400

	Shares

MONEY MARKET FUNDS 0.03%
Fidelity Government Portfolio(i) (cost $795,600)	795,600	795,600
Total Short-Term Investments (cost $62,264,813)		62,264,813
Total Investments in Securities 106.02% (cost $2,856,587,345)		2,859,149,387
Less Unfunded Loan Commitments (0.03%) (cost $919,333)		(920,939)
Net Investments in Securities 105.99% (cost $2,855,668,012)		2,858,228,448
Other Assets and Liabilities - Net(j) (5.99)%		(161,416,857)
Net Assets 100.00%		$2,696,811,591

CAD	Canadian Dollar.
EUR	Euro.
EURIBOR	Euro Interbank Offered Rate.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $2,196,443,520, which represents 81.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2025.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Interest Rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2025.
(g)	Security partially/fully unfunded (See Note 2(c)).
(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	Security was purchased with the cash collateral from loaned securities.
(j)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

See Notes to Financial Statements.	51

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Options Purchased at July 31, 2025:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
CDX.NA.IG.S44	Goldman Sachs	425,000,000	6/20/2030	$0.0075	$425,000,000	$220,651
CDX.NA.IG.S44	Goldman Sachs	125,000,000	6/20/2030	0.007	125,000,000	137,405
Total OTC Options Purchased						$358,056

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Buy Protection at July 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CDX.NA.IG.S44(4)	Bank of America	1.00%	6/20/2030	$347,553,000	$(6,248,866)	$(1,277,141)	$(7,526,007)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap contracts and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,277,141.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

Centrally Cleared Interest Rate Swap Contracts at July 31, 2025:

Central Clearingparty	Periodic Payments to be Made By the Fund (Quarterly)	Periodic Payments to be Received By the Fund (Quarterly)	Termination Date	Notional Amount	Payments Upfront(1)	Unrealized Appreciation/ (Depreciation)	Value
Bank of America(2)	3.000%	12-Month USD SOFR Index	3/19/2030	$32,035,000	$932,144	$(141,192)	$790,952

SOFR	Secured Overnight Financing Rate.
(1)	Upfront payments paid (received) are presented net of amortization.
(2)	Central Clearinghouse: Chicago Mercantile Exchange (CME).

Forward Foreign Currency Exchange Contracts at July 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	9/19/2025	1,682,000	$1,242,237	$1,216,823	$25,414
Canadian dollar	Sell	Morgan Stanley	9/19/2025	17,700,000	12,975,625	12,804,851	170,774
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$196,188

52	See Notes to Financial Statements.

Schedule of Investments (continued)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Futures Contracts at July 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2025	375	Long	$41,601,285	$41,648,437	$47,152

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2025	535	Long	$110,856,350	$110,736,641	$(119,709)

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$23,285,826	$4,610,120	$27,895,946
Remaining Industries	–	1,973,060,369	–	1,973,060,369
Corporate Bonds	–	193,336,191	–	193,336,191
Floating Rate Loans	–	232,500,483	–	232,500,483
Less Unfunded Loan Commitments	–	(920,939)	–	(920,939)
Foreign Government Obligations	–	54,821,496	–	54,821,496
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	34,091,227	–	34,091,227
Government Sponsored Enterprises Pass-Throughs	–	41,501,190	–	41,501,190
Non-Agency Commercial Mortgage-Backed Securities	–	120,429,116	–	120,429,116
U.S. Treasury Obligations	–	118,890,500	–	118,890,500
Options Purchased	–	358,056	–	358,056
Short-Term Investments
Repurchase Agreements	–	61,380,813	–	61,380,813
Time Deposits	–	88,400	–	88,400
Money Market Funds	795,600	–	–	795,600
Total	$795,600	$2,852,822,728	$4,610,120	$2,858,228,448

See Notes to Financial Statements.	53

Schedule of Investments (concluded)

INVESTMENT GRADE FLOATING RATE FUND July 31, 2025

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(7,526,007)	–	(7,526,007)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	790,952	–	790,952
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	196,188	–	196,188
Liabilities	–	–	–	–
Futures Contracts
Assets	47,152	–	–	47,152
Liabilities	(119,709)	–	–	(119,709)
Total	$(72,557)	$(6,538,867)	$–	$(6,611,424)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

54	See Notes to Financial Statements.

Schedule of Investments

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 99.70%

ASSET-BACKED SECURITIES 1.32%

Credit Card 0.21%
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$18,200,000	$18,240,040	(a)

Other 1.11%
1988 CLO 2 Ltd. Series 2023-2A Class CR†	6.168% (3 mo. USD Term SOFR + 1.85%	)#	4/15/2038	3,500,000	3,504,407
AMMC CLO 27 Ltd. Series 2022-27A Class B1R†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	1/20/2037	16,220,000	16,227,477
Barrow Hanley CLO I Ltd. Series 2023-1A Class BR†	6.066% (3 mo. USD Term SOFR + 1.74%	)#	1/20/2038	7,250,000	7,293,079
Birch Grove CLO 6 Ltd. Series 2023-6A Class CR†	6.321% (3 mo. USD Term SOFR + 1.95%	)#	7/20/2038	5,000,000	5,021,035
Brant Point CLO Ltd. Series 2024-6A Class C†	6.368% (3 mo. USD Term SOFR + 2.05%	)#	1/15/2038	4,000,000	4,011,712
Empower CLO Ltd. Series 2022-1A Class BR†	6.076% (3 mo. USD Term SOFR + 1.75%	)#	10/20/2037	6,000,000	6,007,134
Madison Park Funding XXVIII Ltd. Series 2018-28A Class CR†	6.318% (3 mo. USD Term SOFR + 2.00%	)#	1/15/2038	4,000,000	4,026,268
Neuberger Berman Loan Advisers CLO 55 Ltd. Series 2024-55A Class A2†	6.032% (3 mo. USD Term SOFR + 1.70%	)#	4/22/2038	6,000,000	6,013,944
OHA Credit Partners XVI Series 2021-16A Class B1R†	6.029% (3 mo. USD Term SOFR + 1.70%	)#	10/18/2037	3,900,000	3,913,022
Palmer Square CLO Ltd. Series 2021-4A Class BR†	5.972% (3 mo. USD Term SOFR + 1.70%	)#	7/15/2038	4,250,000	4,262,750

See Notes to Financial Statements.	55

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Regatta XVI Funding Ltd. Series 2019-2A Class BR†	6.018% (3 mo. USD Term SOFR + 1.70%	)#	1/15/2033	$8,235,000	$8,253,216
Signal Peak CLO 7 Ltd. Series 2019-1A Class CR†	6.476% (3 mo. USD Term SOFR + 2.15%	)#	10/20/2037	3,500,000	3,524,217
Sixth Street CLO VIII Ltd. Series 2017-8A Class BR2†	6.126% (3 mo. USD Term SOFR + 1.80%	)#	10/20/2034	4,729,050	4,739,397
Trimaran CAVU Ltd. Series 2024-1A Class B†	6.069% (3 mo. USD Term SOFR + 1.75%	)#	1/25/2038	5,500,000	5,516,285
Trinitas CLO XXVI Ltd. Series 2023-26A Class C1R†	6.694% (3 mo. USD Term SOFR + 2.40%	)#	7/20/2038	3,000,000	3,031,875
Voya CLO Ltd. Series 2017-3A Class AAR2†	5.926% (3 mo. USD Term SOFR + 1.60%	)#	4/20/2034	9,650,000	9,667,322
Total					95,013,140
Total Asset-Backed Securities (cost $113,200,640)					113,253,180

				Shares

COMMON STOCKS 0.01%

Health Care Providers & Services 0.01%
Recovery Solutions LLC*				65,196	1,010,535
Wellpath Holdings, Inc. Class A*				31,403	15,702
Wellpath Holdings, Inc.*				30,430	182,580
Total Common Stocks (cost $1,124,137)					1,208,817

				Principal Amount‡

CONVERTIBLE BONDS 2.32%

Aerospace/Defense 0.05%
Astronics Corp.†	5.50%		3/15/2030	$2,452,000	4,471,562

Diversified Financial Services 0.11%
WisdomTree, Inc.†	3.25%		8/15/2029	7,460,000	9,362,300

56	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Electronics 0.22%
Mirion Technologies, Inc.†	0.25%	6/1/2030		$8,880,000	$10,500,600
OSI Systems, Inc.†	2.25%	8/1/2029		6,541,000	8,742,282
Total					19,242,882

Engineering & Construction 0.20%
Granite Construction, Inc.	3.75%	5/15/2028		4,006,000	8,418,609
SPIE SA	2.00%	1/17/2028	EUR	4,800,000	8,765,250
Total					17,183,859

Entertainment 0.19%
Cinemark Holdings, Inc.	4.50%	8/15/2025		$4,548,000	8,992,533
IMAX Corp. (Canada)(b)	0.50%	4/1/2026		7,248,000	7,736,868
Total					16,729,401

Health Care-Products 0.20%
Guardant Health, Inc.	1.25%	2/15/2031		7,300,000	7,624,282
Insulet Corp.	0.375%	9/1/2026		7,212,000	9,576,454
Total					17,200,736

Internet 0.05%
DoorDash, Inc.†	Zero Coupon	5/15/2030		3,972,000	4,321,536

Lodging 0.10%
Wynn Macau Ltd. (Macau)†(b)	4.50%	3/7/2029		8,230,000	8,524,436

Media 0.19%
AMC Networks, Inc.	4.25%	2/15/2029		3,885,000	3,214,095
Liberty Media Corp.-Liberty Formula One	2.25%	8/15/2027		6,372,000	8,219,880
Sphere Entertainment Co.	3.50%	12/1/2028		3,100,000	4,440,750
Total					15,874,725

Mining 0.09%
Stillwater Mining Co.	4.25%	11/28/2028		4,600,000	7,951,100

Oil & Gas 0.20%
CNX Resources Corp.	2.25%	5/1/2026		2,099,000	4,962,036
Transocean, Inc.	4.625%	9/30/2029		10,802,000	12,238,666
Total					17,200,702

REITS 0.18%
Blackstone Mortgage Trust, Inc.	5.50%	3/15/2027		7,034,000	6,921,456
Redwood Trust, Inc.	7.75%	6/15/2027		8,575,000	8,574,415
Total					15,495,871

See Notes to Financial Statements.	57

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Retail 0.19%
Cracker Barrel Old Country Store, Inc.†	1.75%	9/15/2030	$7,447,000	$8,071,600
Shake Shack, Inc.	Zero Coupon	3/1/2028	7,840,000	7,913,500
Total				15,985,100

Software 0.10%
Cloudflare, Inc.	Zero Coupon	8/15/2026	7,099,000	8,737,094

Telecommunications 0.25%
GDS Holdings Ltd. (China)(b)	4.50%	1/31/2030	7,050,000	12,104,850
Xiaomi Best Time International Ltd. (Hong Kong)(b)	Zero Coupon	12/17/2027	6,600,000	9,614,550
Total				21,719,400
Total Convertible Bonds (cost $197,736,171)				200,000,704

CORPORATE BONDS 84.65%

Advertising 0.97%
Advantage Sales & Marketing, Inc.†	6.50%	11/15/2028	25,962,000	19,494,866
CMG Media Corp.†	8.875%	6/18/2029	16,085,580	15,646,465
Neptune Bidco U.S., Inc.†	9.29%	4/15/2029	16,250,000	15,742,187
Outfront Media Capital LLC/Outfront Media Capital Corp.†(c)	4.625%	3/15/2030	14,550,000	13,828,307
Outfront Media Capital LLC/Outfront Media Capital Corp.†	5.00%	8/15/2027	18,693,000	18,517,583
Total				83,229,408

Aerospace/Defense 0.67%
Bombardier, Inc. (Canada)†(b)	7.50%	2/1/2029	6,610,000	6,870,513
Czechoslovak Group AS (Czechia)†(b)	6.50%	1/10/2031	26,707,000	27,089,749
TransDigm, Inc.	4.625%	1/15/2029	16,000,000	15,656,227
TransDigm, Inc.†	6.875%	12/15/2030	7,522,000	7,801,608
Total				57,418,097

Agriculture 0.23%
Kernel Holding SA (Ukraine)(b)	6.75%	10/27/2027	12,786,000	11,442,064
MHP Lux SA (Luxembourg)(b)	6.95%	4/3/2026	8,500,000	7,991,742
Total				19,433,806

Airlines 1.27%
American Airlines, Inc.†(c)	7.25%	2/15/2028	24,233,000	24,750,581
American Airlines, Inc.†	8.50%	5/15/2029	11,669,000	12,202,857
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	16,225,000	16,229,616

58	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031		$9,838,000	$9,520,037
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(b)(c)	9.50%	6/1/2028		45,531,000	46,713,167
Total					109,416,258

Apparel 0.10%
Kontoor Brands, Inc.†	4.125%	11/15/2029		8,856,000	8,253,231

Auto Manufacturers 2.08%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(b)	10.00%	3/31/2029		21,966,000	20,967,701
Ford Motor Credit Co. LLC	7.20%	6/10/2030		22,150,000	23,316,698
General Motors Co.	5.625%	4/15/2030		19,375,000	19,884,706
JB Poindexter & Co., Inc.†	8.75%	12/15/2031		12,399,000	12,696,421
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028		8,000,000	8,248,120
Nissan Motor Co. Ltd. (Japan)†(b)	4.81%	9/17/2030		28,920,000	26,602,399
Nissan Motor Co. Ltd. (Japan)†(b)	7.50%	7/17/2030		21,310,000	21,998,674
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%	1/15/2031		17,101,000	16,285,990
Wabash National Corp.†	4.50%	10/15/2028		32,401,000	29,041,441
Total					179,042,150

Auto Parts & Equipment 1.85%
American Axle & Manufacturing, Inc.(c)	5.00%	10/1/2029		14,584,000	13,243,844
American Axle & Manufacturing, Inc.	6.50%	4/1/2027		7,375,000	7,387,250
American Axle & Manufacturing, Inc.(c)	6.875%	7/1/2028		10,500,000	10,467,295
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	2/15/2030		3,560,000	3,672,692
Dana, Inc.	5.625%	6/15/2028		3,425,000	3,429,042
Dornoch Debt Merger Sub, Inc.†(c)	6.625%	10/15/2029		8,000,000	6,323,929
Forvia SE (France)†(b)(c)	8.00%	6/15/2030		16,506,000	17,212,833
Goodyear Tire & Rubber Co.(c)	5.25%	4/30/2031		8,500,000	8,080,434
Goodyear Tire & Rubber Co.	6.625%	7/15/2030		14,665,000	14,932,035
Grupo Antolin-Irausa SA	10.375%	1/30/2030	EUR	6,256,000	4,604,698
IHO Verwaltungs GmbH (Germany)†(b)	6.375%	5/15/2029		$12,000,000	12,024,612
IHO Verwaltungs GmbH (Germany)†(b)	7.75%	11/15/2030		13,250,000	13,611,142
Tenneco, Inc.†	8.00%	11/17/2028		18,865,000	18,738,431
ZF Europe Finance BV	7.00%	6/12/2030	EUR	6,000,000	6,931,291
ZF North America Capital, Inc.†	6.875%	4/14/2028		$5,850,000	5,843,073
ZF North America Capital, Inc.†	7.125%	4/14/2030		13,056,000	12,665,302
Total					159,167,903

See Notes to Financial Statements.	59

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 2.43%
BNP Paribas SA (France)†(b)	7.375% (5 yr. USD ICE Swap + 5.15%	)#	–	(d)	$5,500,000	$5,512,375
Citigroup, Inc.	6.95% (5 yr. CMT + 2.73%	)#	–	(d)	25,102,000	25,368,131
Danske Bank AS (Denmark)(b)	4.375% (5 yr. CMT + 3.39%	)#	–	(d)	8,000,000	7,905,200
Freedom Mortgage Corp.†	12.00%		10/1/2028		23,214,000	24,846,223
Freedom Mortgage Corp.†	12.25%		10/1/2030		15,725,000	17,408,519
Goldman Sachs Group, Inc.	6.85% (5 yr. CMT + 2.46%	)#	–	(d)	24,530,000	25,112,822
KeyCorp(c)	5.00% (3 mo. USD Term SOFR + 3.87%	)#	–	(d)	6,860,000	6,771,947
M&T Bank Corp.	3.50% (5 yr. CMT + 2.68%	)#	–	(d)	15,674,000	15,102,912
Popular, Inc.	7.25%		3/13/2028		8,530,000	8,928,594
Societe Generale SA (France)†(b)	9.375% (5 yr. CMT + 5.39%	)#	–	(d)	5,308,000	5,694,385
State Street Corp.	6.45% (5 yr. CMT + 2.14%	)#	–	(d)	9,091,000	9,259,938
UBS Group AG (Switzerland)(b)	5.125% (5 yr. CMT + 4.86%	)#	–	(d)	3,630,000	3,623,920
UBS Group AG (Switzerland)†(b)	7.00% (5 yr. USD SOFR ICE Swap + 3.08%	)#	–	(d)	25,043,000	25,607,366
Valley National Bancorp	3.00% (3 mo. USD Term SOFR + 2.36%	)#	6/15/2031		22,885,000	20,460,984
Western Alliance Bancorp	3.00% (3 mo. USD Term SOFR + 2.25%	)#	6/15/2031		8,380,000	7,937,117
Total						209,540,433

Biotechnology 0.25%
Biocon Biologics Global PLC (United Kingdom)†(b)	6.67%		10/9/2029		13,075,000	12,316,483
Emergent BioSolutions, Inc.†(c)	3.875%		8/15/2028		11,653,000	8,951,632
Total						21,268,115

60	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 2.31%
ACProducts Holdings, Inc.†	6.375%		5/15/2029		$5,165,000	$2,362,988
AmeriTex HoldCo Intermediate LLC†	10.25%		10/15/2028		14,766,000	15,679,262
Builders FirstSource, Inc.†	5.00%		3/1/2030		8,190,000	8,023,810
Camelot Return Merger Sub, Inc.†	8.75%		8/1/2028		19,235,000	17,643,688
Cornerstone Building Brands, Inc.†	9.50%		8/15/2029		10,850,000	9,956,672
CP Atlas Buyer, Inc.†	7.00%		12/1/2028		11,512,000	10,914,472
Griffon Corp.	5.75%		3/1/2028		31,562,000	31,450,697
JELD-WEN, Inc.†	4.875%		12/15/2027		13,700,000	13,009,423
MIWD Holdco II LLC/MIWD Finance Corp.†	5.50%		2/1/2030		4,854,000	4,632,379
New Enterprise Stone & Lime Co., Inc.†	5.25%		7/15/2028		7,000,000	6,955,789
Oscar AcquisitionCo LLC/Oscar Finance, Inc.†(c)	9.50%		4/15/2030		5,838,000	4,437,363
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028		35,678,000	35,589,804
Standard Industries, Inc.†	5.00%		2/15/2027		12,445,000	12,446,467
West China Cement Ltd. (China)(b)	4.95%		7/8/2026		27,500,000	25,397,144
Total						198,499,958

Chemicals 2.91%
ASP Unifrax Holdings, Inc.†	7.10%		9/30/2029		18,188,466	9,503,473
ASP Unifrax Holdings, Inc.†	11.175%		9/30/2029		10,567,461	9,782,087
Celanese U.S. Holdings LLC	6.50%		4/15/2030		38,220,000	38,684,602
Cerdia Finanz GmbH (Germany)†(b)	9.375%		10/3/2031		27,962,000	29,333,220
Chemours Co.†	5.75%		11/15/2028		4,462,000	4,101,475
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		32,820,000	32,606,598
FMC Corp.	8.45% (5 yr. CMT + 4.37%	)#	11/1/2055		8,484,000	8,792,241
Herens Midco SARL	5.25%		5/15/2029	EUR	16,057,000	13,078,926
INEOS Finance PLC (United Kingdom)†(b)	6.75%		5/15/2028		$10,300,000	10,153,186
INEOS Quattro Finance 2 PLC (United Kingdom)†(b)(c)	9.625%		3/15/2029		8,250,000	8,410,628
Kobe U.S. Midco 2, Inc.†	9.25%		11/1/2026		16,091,161	14,461,931
Olympus Water U.S. Holding Corp.†	9.75%		11/15/2028		23,332,000	24,488,684
Rain Carbon, Inc.†(c)	12.25%		9/1/2029		27,336,000	29,466,103
SCIH Salt Holdings, Inc.†	4.875%		5/1/2028		5,000,000	4,859,244
SNF Group SACA (France)†(b)	3.125%		3/15/2027		7,150,000	6,911,706
Synthomer PLC	7.375%		5/2/2029	EUR	3,120,000	3,311,772
Synthomer PLC†	7.375%		5/2/2029	EUR	2,235,000	2,372,375
Total						250,318,251

See Notes to Financial Statements.	61

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Coal 0.94%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		$23,686,000	$25,110,737
Coronado Finance Pty. Ltd. (Australia)†(b)	9.25%	10/1/2029		30,784,000	23,549,760
SunCoke Energy, Inc.†	4.875%	6/30/2029		35,039,000	32,075,930
Total					80,736,427

Commercial Services 5.31%
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	414,848	547,773
AA Bond Co. Ltd.	6.50%	1/31/2026	GBP	207,857	274,458
Albion Financing 1 SARL/Aggreko Holdings, Inc.†	5.375%	5/21/2030	EUR	1,158,000	1,369,311
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(b)	7.00%	5/21/2030		$21,497,000	22,180,304
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		20,733,000	21,238,699
Alta Equipment Group, Inc.†(c)	9.00%	6/1/2029		32,827,000	31,167,201
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(c)	5.75%	7/15/2027		8,388,000	8,343,284
BCP V Modular Services Finance II PLC	6.125%	11/30/2028	GBP	7,500,000	9,557,150
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	6,300,000	6,296,030
Champions Financing, Inc.†(c)	8.75%	2/15/2029		$4,862,000	4,506,290
CoreCivic, Inc.	8.25%	4/15/2029		19,612,000	20,753,301
CPI CG, Inc.†	10.00%	7/15/2029		18,786,000	19,541,055
EquipmentShare.com, Inc.†	8.625%	5/15/2032		4,899,000	5,220,497
EquipmentShare.com, Inc.†	9.00%	5/15/2028		35,224,000	37,167,519
GEO Group, Inc.	8.625%	4/15/2029		12,035,000	12,786,764
Herc Holdings, Inc.†	5.50%	7/15/2027		14,387,000	14,339,804
Herc Holdings, Inc.†	7.00%	6/15/2030		17,463,000	18,059,547
Hertz Corp.(e)	Zero Coupon	10/15/2022		2,000	145
Hertz Corp.†(e)	Zero Coupon	10/15/2024		22,000	1,375
Hertz Corp.†(c)	4.625%	12/1/2026		13,545,000	12,261,904
NESCO Holdings II, Inc.†	5.50%	4/15/2029		35,936,000	35,066,114
Prime Security Services Borrower LLC/Prime Finance, Inc.†	6.25%	1/15/2028		25,743,000	25,767,286
RAC Bond Co. PLC	5.25%	11/4/2046	GBP	15,725,000	20,617,523
Rekeep SpA	9.00%	9/15/2029	EUR	9,134,000	10,617,278
Rekeep SpA†	9.00%	9/15/2029	EUR	2,963,000	3,444,164
RR Donnelley & Sons Co.†	9.50%	8/1/2029		$30,302,000	30,990,765
Sotheby’s†	7.375%	10/15/2027		38,635,000	38,049,505
United Rentals North America, Inc.	5.50%	5/15/2027		11,392,000	11,403,039

62	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Commercial Services (continued)
WASH Multifamily Acquisition, Inc.†	5.75%		4/15/2026		$23,758,000	$23,784,174
Williams Scotsman, Inc.†	6.625%		4/15/2030		11,828,000	12,204,432
Total						457,556,691

Computers 0.26%
CA Magnum Holdings (Mauritius)(b)	5.375%		10/31/2026		15,200,000	15,141,761
NCR Atleos Corp.†	9.50%		4/1/2029		6,472,000	7,017,234
Total						22,158,995

Diversified Financial Services 5.34%
AG Issuer LLC†	6.25%		3/1/2028		18,071,000	18,066,656
Air Lease Corp.	6.00% (5 yr. CMT + 2.56%	)#	–	(d)	6,498,000	6,399,439
Aircastle Ltd.†	5.25% (5 yr. CMT + 4.41%	)#	–	(d)	2,046,000	2,036,956
Ally Financial, Inc.	4.70% (5 yr. CMT + 3.87%	)#	–	(d)	18,529,000	18,044,528
Ally Financial, Inc.	8.00%		11/1/2031		5,579,000	6,305,890
Aretec Group, Inc.†	10.00%		8/15/2030		3,916,000	4,274,976
Azorra Finance Ltd. (Cayman Islands)†(b)	7.25%		1/15/2031		21,468,000	21,964,566
Bread Financial Holdings, Inc.†	9.75%		3/15/2029		22,675,000	24,346,669
Coinbase Global, Inc.†	3.375%		10/1/2028		12,879,000	12,129,141
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031		4,235,000	4,407,640
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029		8,402,000	8,764,603
GGAM Finance Ltd. (Ireland)†(b)	5.875%		3/15/2030		8,345,000	8,355,780
GGAM Finance Ltd. (Ireland)†(b)	6.875%		4/15/2029		7,074,000	7,305,405
GGAM Finance Ltd. (Ireland)†(b)	8.00%		2/15/2027		26,286,000	27,088,228
GGAM Finance Ltd. (Ireland)†(b)	8.00%		6/15/2028		15,577,000	16,506,433
ILFC E-Capital Trust I†	6.43%	#(f)	12/21/2065		21,756,000	18,246,881
ILFC E-Capital Trust II†	6.68%	#(f)	12/21/2065		13,901,000	11,860,231
Jefferies Finance LLC/JFIN Co-Issuer Corp.†	5.00%		8/15/2028		35,714,000	34,474,392
Jefferson Capital Holdings LLC†	6.00%		8/15/2026		8,491,000	8,495,060
Jefferson Capital Holdings LLC†	8.25%		5/15/2030		7,655,000	7,993,450
LFS Topco LLC†	8.75%		7/15/2030		9,529,000	9,225,516
Midcap Financial Issuer Trust†	6.50%		5/1/2028		24,495,000	24,304,273
Nationstar Mortgage Holdings, Inc.†	5.50%		8/15/2028		10,980,000	10,973,174
Nationstar Mortgage Holdings, Inc.†	6.50%		8/1/2029		5,784,000	5,920,325
OneMain Finance Corp.(g)	6.125%		5/15/2030		13,888,000	13,922,442
OneMain Finance Corp.	6.625%		1/15/2028		57,967,000	59,392,738
OneMain Finance Corp.	7.875%		3/15/2030		11,665,000	12,290,151

See Notes to Financial Statements.	63

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Diversified Financial Services (continued)
PennyMac Financial Services, Inc.†	7.125%		11/15/2030			$23,775,000	$24,530,046
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029			15,418,000	15,461,463
PRA Group, Inc.†(c)	5.00%		10/1/2029			9,225,000	8,531,374
Rfna LP†	7.875%		2/15/2030			8,025,000	8,158,439
Total							459,776,865

Electric 0.82%
AES Corp.	7.60% (5 yr. CMT + 3.20%	)#	1/15/2055			7,568,000	7,662,932
Calpine Corp.†	5.125%		3/15/2028			8,370,000	8,335,072
ContourGlobal Power Holdings SA (Luxembourg)†(b)	6.75%		2/28/2030			20,376,000	20,910,870
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%	)#	–	(d)		18,308,000	18,502,852
Vistra Corp.†	8.00% (5 yr. CMT + 6.93%	)#	–	(d)		4,510,000	4,607,060
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%	)#	–	(d)		10,130,000	11,003,996
Total							71,022,782

Electrical Components & Equipment 0.22%
Energizer Holdings, Inc.†	4.75%		6/15/2028			3,745,000	3,642,895
Energizer Holdings, Inc.†	6.50%		12/31/2027			7,800,000	7,921,758
EnerSys†	4.375%		12/15/2027			7,803,000	7,674,019
Total							19,238,672

Energy-Alternate Sources 0.18%
TerraForm Power Operating LLC†	5.00%		1/31/2028			15,573,000	15,375,450

Engineering & Construction 0.45%
ASG Finance DAC (Ireland)†(b)	9.75%		5/15/2029			10,949,000	10,305,598
ASG Finance DAC (Ireland)(b)	9.75%		5/15/2029			1,446,000	1,361,028
Brand Industrial Services, Inc.†	10.375%		8/1/2030			24,074,000	21,880,928
Weekley Homes LLC/Weekley Finance Corp.†	4.875%		9/15/2028			5,022,000	4,836,976
Total							38,384,530

Entertainment 1.59%
888 Acquisitions Ltd.	7.558%		7/15/2027		EUR	2,726,000	3,140,161
888 Acquisitions Ltd.	10.75%		5/15/2030		GBP	10,578,000	14,468,382
Bracelet Holdings, Inc.†	9.25%		7/2/2028			$13,450,000	12,936,210
Cinemark USA, Inc.†	5.25%		7/15/2028			7,816,000	7,766,830
Empire Resorts, Inc.†	7.75%		11/1/2026			15,799,000	15,614,893

64	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment (continued)
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$2,518,000	$2,460,741
Light & Wonder International, Inc.†	7.00%	5/15/2028		37,718,000	37,781,366
Penn Entertainment, Inc.†(c)	4.125%	7/1/2029		12,613,000	11,699,824
Penn Entertainment, Inc.†	5.625%	1/15/2027		7,000,000	6,963,316
Pinewood Finco PLC	3.625%	11/15/2027	GBP	12,391,000	15,814,792
Starz Capital Holdings 1, Inc.†	5.50%	4/15/2029		$8,762,000	8,192,470
Total					136,838,985

Environmental Control 0.24%
Enviri Corp.†	5.75%	7/31/2027		21,000,000	20,675,785

Food 0.56%
Bellis Acquisition Co. PLC†	8.125%	5/14/2030	GBP	4,788,000	6,029,445
C&S Group Enterprises LLC†	5.00%	12/15/2028		$9,600,000	8,595,127
Market Bidco Finco PLC	8.75%	1/31/2031	GBP	13,539,000	17,779,701
Ocado Group PLC	10.50%	8/8/2029	GBP	8,199,000	11,032,298
Ocado Group PLC†	10.50%	8/8/2029	GBP	3,692,000	4,967,830
Total					48,404,401

Forest Products & Paper 0.57%
Ahlstrom Holding 3 OYJ (Finland)†(b)	4.875%	2/4/2028		$21,746,000	20,956,192
Mercer International, Inc. (Canada)(b)	5.125%	2/1/2029		13,634,000	10,995,308
Mercer International, Inc. (Canada)†(b)	12.875%	10/1/2028		17,265,000	17,435,181
Total					49,386,681

Health Care-Products 0.25%
Bausch & Lomb Corp. (Canada)†(b)	8.375%	10/1/2028		6,228,000	6,501,098
Embecta Corp.†(c)	5.00%	2/15/2030		16,175,000	14,684,806
Total					21,185,904

Health Care-Services 1.84%
CHS/Community Health Systems, Inc.†	5.625%	3/15/2027		14,761,000	14,793,459
CHS/Community Health Systems, Inc.†	6.00%	1/15/2029		8,000,000	7,610,720
Global Medical Response, Inc.†	6.50%	10/1/2025		6,981,000	6,361,332
Heartland Dental LLC/Heartland Dental Finance Corp.†	10.50%	4/30/2028		32,720,000	34,532,066
Kedrion SpA (Italy)†(b)	6.50%	9/1/2029		29,876,000	28,933,266
Team Health Holdings, Inc.†(g)	8.375%	6/30/2028		3,888,000	3,910,298
Tenet Healthcare Corp.	6.125%	10/1/2028		54,200,000	54,237,181
U.S. Acute Care Solutions LLC†	9.75%	5/15/2029		8,290,000	8,480,430
Total					158,858,752

See Notes to Financial Statements.	65

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Holding Companies-Diversified 0.17%
Benteler International AG†	7.25%		6/15/2031	EUR	3,757,000	$4,557,201
Clue Opco LLC†(c)	9.50%		10/15/2031		$9,319,000	9,890,497
Total						14,447,698

Home Builders 0.94%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		8/1/2029		19,579,000	18,517,462
Ashton Woods USA LLC/Ashton Woods Finance Co.†	4.625%		4/1/2030		4,865,000	4,567,496
LGI Homes, Inc.†	8.75%		12/15/2028		20,263,000	21,264,965
Maison Finco PLC	6.00%		10/31/2027	GBP	8,575,000	11,248,944
Miller Homes Group Finco PLC	7.00%		5/15/2029	GBP	10,203,000	13,620,963
Shea Homes LP/Shea Homes Funding Corp.	4.75%		2/15/2028		$4,242,000	4,144,604
Shea Homes LP/Shea Homes Funding Corp.	4.75%		4/1/2029		7,625,000	7,396,968
Total						80,761,402

Housewares 0.12%
Newell Brands, Inc.	6.375%		9/15/2027		9,965,000	10,074,118

Insurance 0.25%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	6.75%		4/15/2028		13,761,000	13,958,127
Global Atlantic Fin Co.†	4.70% (5 yr. CMT + 3.80%	)#	10/15/2051		7,889,000	7,723,994
Total						21,682,121

Internet 1.94%
Acuris Finance U.S., Inc./Acuris Finance SARL†	5.00%		5/1/2028		6,070,000	5,830,197
Acuris Finance U.S., Inc./Acuris Finance SARL†	9.00%		8/1/2029		12,576,000	12,841,950
ANGI Group LLC†	3.875%		8/15/2028		15,953,000	14,875,694
Gen Digital, Inc.†	6.75%		9/30/2027		6,431,000	6,542,641
GrubHub Holdings, Inc.†(c)	5.50%		7/1/2027		35,649,000	34,940,593
ION Trading Technologies SARL (Luxembourg)†(b)	5.75%		5/15/2028		4,808,000	4,654,544
ION Trading Technologies SARL (Luxembourg)†(b)	9.50%		5/30/2029		16,390,000	17,065,825
Millennium Escrow Corp.†	6.625%		8/1/2026		21,420,000	20,226,261
Rakuten Group, Inc. (Japan)†(b)	9.75%		4/15/2029		33,279,000	36,634,097
Rakuten Group, Inc. (Japan)†(b)	11.25%		2/15/2027		12,050,000	13,078,505
Total						166,690,307

Investment Companies 0.34%
Blue Owl Technology Finance Corp.	6.75%		4/4/2029		20,045,000	20,533,366
HAT Holdings I LLC/HAT Holdings II LLC†	8.00%		6/15/2027		2,150,000	2,229,471
Sixth Street Lending Partners	6.50%		3/11/2029		6,553,000	6,755,793
Total						29,518,630

66	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Iron-Steel 1.30%
Algoma Steel, Inc. (Canada)†(b)	9.125%	4/15/2029		$24,824,000	$22,537,372
ATI, Inc.	4.875%	10/1/2029		6,708,000	6,564,309
ATI, Inc.	5.125%	10/1/2031		7,818,000	7,596,294
ATI, Inc.	5.875%	12/1/2027		10,551,000	10,538,007
ATI, Inc.	7.25%	8/15/2030		1,558,000	1,634,476
Cleveland-Cliffs, Inc.†	6.875%	11/1/2029		8,521,000	8,532,733
Cleveland-Cliffs, Inc.†	7.50%	9/15/2031		17,086,000	17,071,504
CSN Inova Ventures (Brazil)(b)(c)	6.75%	1/28/2028		21,575,000	20,560,332
Samarco Mineracao SA (Brazil)(b)	9.50%	6/30/2031		16,817,494	16,665,806
Total					111,700,833

Leisure Time 1.45%
Carnival Corp.†	5.75%	3/15/2030		26,486,000	26,882,280
Carnival Corp.†	5.875%	6/15/2031		8,335,000	8,465,234
Carnival Corp.†	6.00%	5/1/2029		4,689,000	4,733,513
Deuce Finco PLC	5.50%	6/15/2027	GBP	20,875,000	27,525,213
NCL Corp. Ltd.†	8.125%	1/15/2029		$2,534,000	2,663,817
NCL Finance Ltd.†	6.125%	3/15/2028		16,460,000	16,669,026
Pinnacle Bidco PLC	10.00%	10/11/2028	GBP	4,500,000	6,287,210
Sabre GLBL, Inc.†	8.625%	6/1/2027		$2,990,000	3,039,858
Sabre GLBL, Inc.†	10.75%	11/15/2029		7,738,000	7,998,925
Sabre GLBL, Inc.†	11.25%	12/15/2027		7,192,000	7,599,376
Viking Cruises Ltd.†	5.875%	9/15/2027		13,133,000	13,133,192
Total					124,997,644

Lodging 1.39%
Full House Resorts, Inc.†(c)	8.25%	2/15/2028		27,284,000	26,433,413
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029		9,740,000	10,035,043
Melco Resorts Finance Ltd. (Hong Kong)†(b)	5.75%	7/21/2028		17,750,000	17,423,238
MGM Resorts International	5.50%	4/15/2027		21,777,000	21,866,706
Studio City Finance Ltd. (Hong Kong)(b)	5.00%	1/15/2029		17,900,000	16,562,442
Studio City Finance Ltd. (Hong Kong)(b)	6.50%	1/15/2028		7,240,000	7,172,354
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†(c)	5.25%	5/15/2027		12,180,000	12,165,487
Wynn Macau Ltd. (Macau)†(b)	5.50%	10/1/2027		8,241,000	8,219,773
Total					119,878,456

See Notes to Financial Statements.	67

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Machinery-Diversified 1.21%
ATS Corp. (Canada)†(b)	4.125%	12/15/2028		$13,997,000	$13,346,426
GrafTech Global Enterprises, Inc.†(c)	9.875%	12/23/2029		20,560,000	18,196,217
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC (Canada)†(b)	9.00%	2/15/2029		36,825,000	38,047,075
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028		28,700,000	30,444,930
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027		4,000,000	3,985,208
Total					104,019,856

Media 4.47%
AMC Networks, Inc.	4.25%	2/15/2029		45,614,000	36,560,077
AMC Networks, Inc.†	10.25%	1/15/2029		3,875,000	3,980,574
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030		8,094,000	7,696,817
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		11,598,000	11,510,300
CCO Holdings LLC/CCO Holdings Capital Corp.†	6.375%	9/1/2029		7,775,000	7,851,708
CCO Holdings LLC/CCO Holdings Capital Corp.†(c)	7.375%	3/1/2031		8,265,000	8,501,999
CSC Holdings LLC†	4.125%	12/1/2030		4,800,000	3,231,819
CSC Holdings LLC†	4.625%	12/1/2030		11,988,000	5,619,100
CSC Holdings LLC†	5.75%	1/15/2030		7,755,000	3,830,758
CSC Holdings LLC†	11.75%	1/31/2029		20,704,000	19,379,234
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027		24,289,000	24,170,676
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031		21,300,000	20,557,716
DISH DBS Corp.	7.375%	7/1/2028		21,188,000	16,282,978
DISH DBS Corp.	7.75%	7/1/2026		2,938,000	2,614,041
Gray Media, Inc.†	4.75%	10/15/2030		10,000,000	7,487,500
Gray Media, Inc.†	10.50%	7/15/2029		10,600,000	11,478,787
McGraw-Hill Education, Inc.†	5.75%	8/1/2028		26,567,000	26,485,004
Nexstar Media, Inc.†	5.625%	7/15/2027		18,730,000	18,705,355
Scripps Escrow, Inc.†	5.875%	7/15/2027		453,000	452,851
Sinclair Television Group, Inc.†	5.125%	2/15/2027		8,750,000	8,443,156
Sirius XM Radio LLC†	3.125%	9/1/2026		30,905,000	30,236,188
TEGNA, Inc.(c)	4.625%	3/15/2028		10,762,000	10,487,210
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(b)	5.50%	3/1/2028		20,800,000	20,642,166
Univision Communications, Inc.†	7.375%	6/30/2030		8,700,000	8,660,807
Univision Communications, Inc.†	8.00%	8/15/2028		36,195,000	37,214,324
Univision Communications, Inc.†	8.50%	7/31/2031		8,000,000	8,131,960
Virgin Media Vendor Financing Notes III DAC	4.875%	7/15/2028	GBP	4,925,000	6,301,757
Virgin Media Vendor Financing Notes IV DAC (Ireland)†(b)	5.00%	7/15/2028		$19,300,000	18,734,280
Total					385,249,142

68	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Metal Fabricate-Hardware 0.34%
Park-Ohio Industries, Inc.(c)	6.625%	4/15/2027	$14,619,000	$14,626,109
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	15,143,000	14,552,196
Total				29,178,305

Mining 3.87%
Alumina Pty. Ltd. (Australia)†(b)	6.125%	3/15/2030	36,498,000	36,933,348
Aris Mining Corp. (Canada)†(b)	8.00%	10/31/2029	11,222,000	11,549,234
Arsenal AIC Parent LLC†	8.00%	10/1/2030	15,400,000	16,343,373
Compass Minerals International, Inc.†	6.75%	12/1/2027	3,059,000	3,059,047
Compass Minerals International, Inc.†	8.00%	7/1/2030	28,038,000	29,065,812
Eldorado Gold Corp. (Canada)†(b)	6.25%	9/1/2029	23,477,000	23,529,619
First Quantum Minerals Ltd. (Canada)†(b)(c)	6.875%	10/15/2027	7,965,000	7,984,156
First Quantum Minerals Ltd. (Canada)†(b)	9.375%	3/1/2029	14,752,000	15,651,297
Hecla Mining Co.	7.25%	2/15/2028	31,658,000	32,038,371
Hudbay Minerals, Inc. (Canada)†(b)	4.50%	4/1/2026	11,638,000	11,552,529
IAMGOLD Corp. (Canada)†(b)	5.75%	10/15/2028	12,629,000	12,501,677
Ivanhoe Mines Ltd. (Canada)†(b)	7.875%	1/23/2030	16,811,000	16,907,848
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030	15,892,000	16,389,362
New Gold, Inc. (Canada)†(b)	6.875%	4/1/2032	15,535,000	15,956,841
Novelis Corp.†	4.75%	1/30/2030	9,720,000	9,317,648
Novelis Corp.†	6.875%	1/30/2030	41,626,000	42,921,026
Stillwater Mining Co.(c)	4.50%	11/16/2029	14,300,000	13,107,290
Taseko Mines Ltd. (Canada)†(b)	8.25%	5/1/2030	5,740,000	6,000,501
WE Soda Investments Holding PLC (United Kingdom)(b)	9.50%	10/6/2028	11,575,000	12,079,877
Total				332,888,856

Miscellaneous Manufacturing 0.73%
Axon Enterprise, Inc.†	6.125%	3/15/2030	25,283,000	25,884,770
LSB Industries, Inc.†	6.25%	10/15/2028	29,032,000	28,566,939
Maxam Prill SARL (Luxembourg)†(b)	7.75%	7/15/2030	8,715,000	8,529,101
Total				62,980,810

Office/Business Equipment 0.50%
Pitney Bowes, Inc.†	6.875%	3/15/2027	31,935,000	31,918,579
Xerox Holdings Corp.†	5.00%	8/15/2025	11,132,000	11,148,303
Total				43,066,882

Oil & Gas 12.44%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	20,325,000	21,313,120

See Notes to Financial Statements.	69

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	$6,250,000	$6,232,705
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	6.625%	7/15/2033	8,605,000	8,731,614
Azule Energy Finance PLC (United Kingdom)(b)	8.125%	1/23/2030	12,225,000	12,324,988
Baytex Energy Corp. (Canada)†(b)	8.50%	4/30/2030	30,030,000	30,585,804
Borr IHC Ltd./Borr Finance LLC†	10.00%	11/15/2028	36,281,890	34,848,328
Borr IHC Ltd./Borr Finance LLC†(c)	10.375%	11/15/2030	8,808,253	8,321,817
California Resources Corp.†	8.25%	6/15/2029	36,318,000	37,339,813
Canacol Energy Ltd. (Canada)(b)	5.75%	11/24/2028	7,465,000	2,255,872
CITGO Petroleum Corp.†	8.375%	1/15/2029	21,556,000	22,407,613
Civitas Resources, Inc.†	5.00%	10/15/2026	8,419,000	8,334,004
Civitas Resources, Inc.†	8.375%	7/1/2028	26,999,000	27,797,519
Civitas Resources, Inc.†	8.625%	11/1/2030	9,776,000	9,984,375
Civitas Resources, Inc.†	8.75%	7/1/2031	1,944,000	1,970,416
CNX Resources Corp.†	6.00%	1/15/2029	11,141,000	11,144,621
Comstock Resources, Inc.†	5.875%	1/15/2030	10,975,000	10,369,015
Comstock Resources, Inc.†	6.75%	3/1/2029	28,852,000	28,549,022
Crescent Energy Finance LLC†	7.625%	4/1/2032	4,800,000	4,694,654
Crescent Energy Finance LLC†	9.25%	2/15/2028	17,266,000	17,943,634
Diamond Foreign Asset Co./Diamond Finance LLC (Cayman Islands)†(b)	8.50%	10/1/2030	15,253,000	15,911,975
EnQuest PLC (United Kingdom)†(b)(c)	11.625%	11/1/2027	13,670,000	14,064,530
Global Marine, Inc.	7.00%	6/1/2028	29,526,000	27,427,706
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	14,177,000	14,425,219
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	5,000,000	4,915,703
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	12,900,000	12,474,584
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	29,693,000	29,832,587
Kimmeridge Texas Gas LLC†	8.50%	2/15/2030	30,497,000	31,362,108
Kosmos Energy Ltd.†	7.125%	4/4/2026	3,572,000	3,514,715
Kosmos Energy Ltd.	7.125%	4/4/2026	8,747,000	8,606,724
Kosmos Energy Ltd.†(c)	7.50%	3/1/2028	3,601,000	3,095,024
Kosmos Energy Ltd.	7.75%	5/1/2027	10,475,000	9,914,902
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	34,534,000	33,891,623
Long Ridge Energy LLC†	8.75%	2/15/2032	8,751,000	9,082,788
Matador Resources Co.†	6.875%	4/15/2028	1,326,000	1,348,880
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	17,498,000	17,547,764
Moss Creek Resources Holdings, Inc.†	8.25%	9/1/2031	25,369,000	24,788,326
Nabors Industries Ltd.†(c)	7.50%	1/15/2028	12,898,000	11,914,404

70	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Oil & Gas (continued)
Nabors Industries, Inc.†	7.375%	5/15/2027	$22,319,000	$22,545,730
Nabors Industries, Inc.†	9.125%	1/31/2030	4,700,000	4,656,503
Noble Finance II LLC†	8.00%	4/15/2030	25,299,000	25,826,282
PBF Holding Co. LLC/PBF Finance Corp.	6.00%	2/15/2028	19,888,000	19,156,507
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%	9/15/2030	1,700,000	1,552,136
PBF Holding Co. LLC/PBF Finance Corp.†	9.875%	3/15/2030	8,384,000	8,318,581
Petroleos Mexicanos (Mexico)(b)	8.75%	6/2/2029	24,320,000	25,645,002
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	6,592,000	6,593,350
Range Resources Corp.	8.25%	1/15/2029	9,165,000	9,404,262
Saturn Oil & Gas, Inc. (Canada)†(b)(c)	9.625%	6/15/2029	35,946,000	35,627,385
Seadrill Finance Ltd.†	8.375%	8/1/2030	15,393,000	15,738,619
Shelf Drilling Holdings Ltd. (United Arab Emirates)†(b)(c)	9.625%	4/15/2029	7,994,000	6,852,483
SierraCol Energy Andina LLC†	6.00%	6/15/2028	18,300,000	17,185,440
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.†	7.875%	11/1/2028	16,387,000	17,111,355
SM Energy Co.	6.50%	7/15/2028	12,615,000	12,703,772
SM Energy Co.	6.625%	1/15/2027	17,731,000	17,706,535
SM Energy Co.	6.75%	9/15/2026	10,132,000	10,162,842
SM Energy Co.†	6.75%	8/1/2029	17,304,000	17,332,725
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	4,150,000	4,278,115
Talos Production, Inc.†	9.00%	2/1/2029	25,929,000	26,598,928
Talos Production, Inc.†	9.375%	2/1/2031	6,463,000	6,596,551
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	26,220,000	25,562,206
Transocean Aquila Ltd.†	8.00%	9/30/2028	5,185,031	5,255,355
Transocean, Inc.†	8.25%	5/15/2029	24,134,000	22,816,667
Valaris Ltd.†	8.375%	4/30/2030	31,836,000	32,912,065
Vermilion Energy, Inc. (Canada)†(b)	6.875%	5/1/2030	28,270,000	27,451,698
Vital Energy, Inc.†	7.75%	7/31/2029	29,650,000	27,006,528
Vital Energy, Inc.	9.75%	10/15/2030	4,375,000	4,107,681
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	34,632,000	34,546,834
Total				1,070,520,633

Oil & Gas Services 1.49%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.25%	4/1/2028	7,800,000	7,805,133
Aris Water Holdings LLC†	7.25%	4/1/2030	17,161,000	17,613,844
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	12,326,000	12,882,346
Kodiak Gas Services LLC†	7.25%	2/15/2029	12,273,000	12,580,574

See Notes to Financial Statements.	71

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas Services (continued)
Oceaneering International, Inc.	6.00%	2/1/2028		$2,735,000	$2,753,155
Oceaneering International, Inc.	6.00%	2/1/2028		2,815,000	2,833,686
Star Holding LLC†	8.75%	8/1/2031		9,250,000	9,075,862
USA Compression Partners LP/USA Compression Finance Corp.	6.875%	9/1/2027		32,668,000	32,686,921
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029		14,605,000	14,939,868
Welltec International ApS (Denmark)†(b)	8.25%	10/15/2026		896,000	900,634
Welltec International ApS (Denmark)(b)	8.25%	10/15/2026		14,250,000	14,323,701
Total					128,395,724

Packaging & Containers 0.95%
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030		8,750,000	8,938,018
LABL, Inc.†	9.50%	11/1/2028		10,724,000	10,020,382
LABL, Inc.†	10.50%	7/15/2027		4,702,000	4,437,108
Mauser Packaging Solutions Holding Co.†	7.875%	8/15/2026		6,236,000	6,209,466
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2027		21,098,000	20,901,694
OI European Group BV (Netherlands)†(b)(c)	4.75%	2/15/2030		17,240,000	16,353,184
Trivium Packaging Finance BV (Netherlands)†(b)	12.25%	1/15/2031		14,139,000	14,858,124
Total					81,717,976

Pharmaceuticals 1.76%
AdaptHealth LLC†	5.125%	3/1/2030		8,350,000	7,856,442
AdaptHealth LLC†	6.125%	8/1/2028		11,550,000	11,488,095
Cheplapharm Arzneimittel GmbH (Germany)†(b)	5.50%	1/15/2028		8,986,000	8,730,546
Cheplapharm Arzneimittel GmbH†	7.125%	6/15/2031	EUR	2,987,000	3,493,430
Cheplapharm Arzneimittel GmbH	7.50%	5/15/2030	EUR	10,500,000	12,380,259
Curaleaf Holdings, Inc.	8.00%	12/15/2026		$22,821,000	20,710,058
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%	6/1/2029		21,049,000	17,646,819
HLF Financing SARL LLC/Herbalife International, Inc.†	12.25%	4/15/2029		17,426,000	18,971,719
Owens & Minor, Inc.†(c)	6.625%	4/1/2030		4,460,000	4,020,256
P&L Development LLC/PLD Finance Corp.†	12.00%	5/15/2029		14,402,286	14,854,878
Teva Pharmaceutical Finance Netherlands IV BV (Netherlands)(b)	5.75%	12/1/2030		8,170,000	8,295,017
Trulieve Cannabis Corp.	8.00%	10/6/2026		23,172,000	22,672,759
Total					151,120,278

72	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Pipelines 2.35%
Buckeye Partners LP†	6.75%		2/1/2030			$40,998,000	$42,475,076
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.125%		6/1/2028			24,241,000	24,380,289
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%		3/15/2029			9,674,000	10,076,284
Energy Transfer LP	6.50% (5 yr. CMT + 5.69%	)#	–	(d)		11,090,000	11,138,885
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029			4,917,000	5,132,802
Harvest Midstream I LP†	7.50%		9/1/2028			11,236,000	11,382,753
Howard Midstream Energy Partners LLC†	8.875%		7/15/2028			8,277,000	8,637,877
Venture Global LNG, Inc.†	8.125%		6/1/2028			23,213,000	24,048,286
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%	)#	–	(d)		20,820,000	20,844,047
Venture Global LNG, Inc.†	9.50%		2/1/2029			40,755,000	44,472,019
Total							202,588,318

Real Estate 1.50%
CPI Property Group SA	7.50% (5 yr. EURIBOR ICE Swap + 5.23%	)#	–	(d)	EUR	7,310,000	8,033,585
Cushman & Wakefield U.S. Borrower LLC†	6.75%		5/15/2028			$23,576,000	23,775,076
Howard Hughes Corp.†	4.125%		2/1/2029			10,040,000	9,594,949
Howard Hughes Corp.†	5.375%		8/1/2028			11,078,000	11,019,562
Hunt Cos., Inc.†	5.25%		4/15/2029			21,166,000	20,693,763
Kennedy Wilson Europe Real Estate Ltd.	3.25%		11/12/2025		EUR	2,968,421	3,380,161
Kennedy-Wilson, Inc.	4.75%		2/1/2030			$22,878,000	21,102,667
Kennedy-Wilson, Inc.(c)	5.00%		3/1/2031			18,200,000	16,606,934
Newmark Group, Inc.	7.50%		1/12/2029			6,581,000	6,990,690
Vivion Investments SARL	6.50%		8/31/2028		EUR	7,200,000	8,129,756
Total							129,327,143

REITS 1.56%
Blackstone Mortgage Trust, Inc.†(c)	3.75%		1/15/2027			$4,250,000	4,144,253
Blackstone Mortgage Trust, Inc.†	7.75%		12/1/2029			10,255,000	10,849,554
Brandywine Operating Partnership LP(c)	4.55%		10/1/2029			4,150,000	3,905,242
Brandywine Operating Partnership LP	8.875%		4/12/2029			27,561,000	29,578,498
Iron Mountain, Inc.†	5.25%		7/15/2030			16,519,000	16,247,292
Piedmont Operating Partnership LP	6.875%		7/15/2029			8,838,000	9,249,742
Piedmont Operating Partnership LP	9.25%		7/20/2028			7,830,000	8,623,564
Starwood Property Trust, Inc.†	6.50%		7/1/2030			16,525,000	17,011,727
Starwood Property Trust, Inc.†	6.50%		10/15/2030			8,568,000	8,840,574
Starwood Property Trust, Inc.†	7.25%		4/1/2029			24,833,000	26,002,375
Total							134,452,821

See Notes to Financial Statements.	73

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail 4.15%
Advance Auto Parts, Inc.†(g)	7.00%		8/1/2030		$17,004,000	$17,101,162
Arko Corp.†	5.125%		11/15/2029		7,581,000	6,225,155
BCPE Ulysses Intermediate, Inc.†	7.75%		4/1/2027		20,840,000	20,854,744
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†(c)	5.125%		4/15/2029		26,610,000	24,870,278
CEC Entertainment LLC†	6.75%		5/1/2026		25,245,000	25,091,043
FirstCash, Inc.†	4.625%		9/1/2028		9,850,000	9,638,816
Gap, Inc.†	3.875%		10/1/2031		9,201,000	8,222,609
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	8.375%		1/15/2029		19,948,000	18,579,573
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(b)	11.50%		8/15/2029		19,560,000	19,433,005
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.†	7.00%		8/15/2028		12,121,000	7,084,240
LBM Acquisition LLC†	6.25%		1/15/2029		4,840,000	4,251,432
Lithia Motors, Inc.†(c)	4.375%		1/15/2031		4,240,000	3,991,154
PetSmart, Inc./PetSmart Finance Corp.†	4.75%		2/15/2028		7,500,000	7,368,291
PetSmart, Inc./PetSmart Finance Corp.†	7.75%		2/15/2029		38,308,000	37,537,534
Punch Finance PLC†	7.875%		12/30/2030	GBP	7,468,000	10,095,467
Saks Global Enterprises LLC†	11.00%		12/15/2029		$36,732,000	17,998,680
SGUS LLC†	11.00%		12/15/2029		10,017,818	9,416,749
Specialty Building Products Holdings LLC/SBP Finance Corp.†	7.75%		10/15/2029		7,421,000	7,280,497
Staples, Inc.†	10.75%		9/1/2029		13,740,000	12,952,168
Staples, Inc.†	12.75%		1/15/2030		6,104,232	4,300,212
Stonegate Pub Co. Financing PLC	10.75%		7/31/2029	GBP	19,462,000	26,190,834
Victoria’s Secret & Co.†(c)	4.625%		7/15/2029		$18,303,000	17,055,028
Victra Holdings LLC/Victra Finance Corp.†(c)	8.75%		9/15/2029		31,259,000	32,802,069
Waga Bondco Ltd.	8.50%		6/15/2030	GBP	6,800,000	8,782,850
Total						357,123,590

Savings & Loans 0.09%
Flagstar Financial, Inc.(c)	7.302% (3 mo. USD Term SOFR + 3.04%	)#	11/6/2028		$8,091,000	7,643,084

Semiconductors 0.27%
Amkor Technology, Inc.†	6.625%		9/15/2027		7,284,000	7,282,465
ams-OSRAM AG (Austria)†(b)(c)	12.25%		3/30/2029		14,496,000	15,641,118
Total						22,923,583

74	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Software 1.78%
Central Parent, Inc./CDK Global, Inc.†	7.25%		6/15/2029			$22,846,000	$18,857,709
Cloud Software Group, Inc.†	6.50%		3/31/2029			29,188,000	29,496,955
CoreWeave, Inc.†	9.00%		2/1/2031			7,660,000	7,636,916
CoreWeave, Inc.†	9.25%		6/1/2030			38,419,000	38,641,865
Dye & Durham Ltd. (Canada)†(b)	8.625%		4/15/2029			13,340,000	13,912,108
Rocket Software, Inc.†	6.50%		2/15/2029			14,328,000	13,945,247
SS&C Technologies, Inc.†	5.50%		9/30/2027			14,635,000	14,650,187
X.AI LLC/X.AI Co. Issuer Corp.	12.50%		6/30/2030			16,029,000	16,218,641
Total							153,359,628

Telecommunications 2.20%
CommScope LLC†	4.75%		9/1/2029			14,980,000	14,565,054
CommScope LLC†(c)	7.125%		7/1/2028			4,842,000	4,796,243
CommScope LLC†(c)	8.25%		3/1/2027			22,326,000	22,437,295
EchoStar Corp.	6.75%		11/30/2030			18,296,987	17,355,607
EchoStar Corp.	10.75%		11/30/2029			24,300,000	25,625,686
Frontier Communications Holdings LLC†	5.00%		5/1/2028			17,006,000	16,999,227
Frontier Communications Holdings LLC†	6.75%		5/1/2029			22,950,000	23,187,946
Hughes Satellite Systems Corp.	5.25%		8/1/2026			7,552,000	6,968,523
Hughes Satellite Systems Corp.	6.625%		8/1/2026			15,822,000	11,985,337
Iliad Holding SASU (France)†(b)	7.00%		10/15/2028			11,800,000	11,988,092
Level 3 Financing, Inc.†(c)	3.625%		1/15/2029			8,280,000	7,079,400
Lumen Technologies, Inc.†	4.50%		1/15/2029			1,864,000	1,694,833
Lumen Technologies, Inc.†	5.375%		6/15/2029			3,440,000	3,091,484
Sunrise HoldCo IV BV (Netherlands)†(b)	5.50%		1/15/2028			14,680,000	14,602,177
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(b)	9.625%		2/11/2027			6,575,723	6,289,884
VF Ukraine PAT via VFU Funding PLC (Ukraine)(b)	9.625%		2/11/2027			747,224	714,743
Total							189,381,531

Transportation 1.31%
Brightline East LLC†(c)	11.00%		1/31/2030			10,665,000	6,942,861
Carriage Purchaser, Inc.†	7.875%		10/15/2029			13,899,000	12,901,191
Mobico Group PLC	4.25% (5 yr. U.K. Government Bond + 4.14%	)#	–	(d)	GBP	10,674,000	8,765,285
Rand Parent LLC†(c)	8.50%		2/15/2030			$30,829,000	31,031,731
Seaspan Corp. (Hong Kong)†(b)	5.50%		8/1/2029			28,987,000	27,627,278
Star Leasing Co. LLC†	7.625%		2/15/2030			21,450,000	21,178,795
Yunda Holding Investment Ltd.	2.25%		8/19/2025			4,750,000	4,744,186
Total							113,191,327

See Notes to Financial Statements.	75

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Trucking & Leasing 0.14%
FTAI Aviation Investors LLC†	5.50%		5/1/2028	$12,347,000	$12,326,515
Total Corporate Bonds (cost $7,247,156,352)					7,286,395,741

FLOATING RATE LOANS(h) 11.18%

Advertising 0.05%
Advantage Sales & Marketing, Inc. 2024 Term Loan	8.797% (3 mo. USD Term SOFR + 4.25%	)	10/28/2027	6,018,489	4,711,123

Aerospace/Defense 0.11%
Alloy Finco Ltd. USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50%		3/6/2028	5,389,655	9,182,625

Airlines 0.11%
JetBlue Airways Corp. 2024 Term Loan B	9.069% (3 mo. USD Term SOFR + 4.75%	)	8/27/2029	9,651,259	9,132,504

Automobile Manufacturers 0.20%
American Trailer World Corp. Term Loan B	8.206% (1 mo. USD Term SOFR + 3.75%	)	3/3/2028	20,325,000	17,022,187

Automotive 0.25%
DexKo Global, Inc. 2021 USD Term Loan B	8.221% (1 mo. USD Term SOFR + 3.75%	)	10/4/2028	22,249,143	21,268,178

Beverages 0.28%
Triton Water Holdings 2025 Term Loan B	6.546% (3 mo. USD Term SOFR + 2.25%	)	3/31/2028	24,131,369	24,215,225

Building Materials 0.19%
Quikrete Holdings, Inc. 2025 Term Loan B	6.606% (1 mo. USD Term SOFR + 2.25%	)	2/10/2032	16,294,163	16,300,273

Chemicals 0.21%
Aruba Investments Holdings LLC 2020 2nd Lien Term Loan	12.206% (1 mo. USD Term SOFR + 7.75%	)	11/24/2028	5,000,000	4,722,500

76	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Lonza Group AG USD Term Loan B (Luxembourg)(b)	8.321% (3 mo. USD Term SOFR + 3.93%	)	7/3/2028	$14,843,925	$13,309,137
Total					18,031,637

Commercial Services 0.71%
Crash Champions LLC 2024 Term Loan B	9.08% (3 mo. USD Term SOFR + 4.75%	)	2/23/2029	20,191,356	18,832,983
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	7.333% (3 mo. USD Term SOFR + 3.00%	)	5/4/2028	2,402,978	2,408,732
Spin Holdco, Inc. 2021 Term Loan	8.577% (3 mo. USD Term SOFR + 4.00%	)	3/4/2028	26,983,996	23,931,431
Stonepeak Taurus Lower Holdings LLC 2022 2nd Lien Term Loan	11.396% (3 mo. USD Term SOFR + 7.00%	)	1/28/2030	9,795,000	8,684,933
TruGreen LP 2020 Term Loan	8.456% (1 mo. USD Term SOFR + 4.00%	)	11/2/2027	7,768,987	7,506,784
Total					61,364,863

Computers 0.55%
Amentum Government Services Holdings LLC 2024 Term Loan B	6.606% (1 mo. USD Term SOFR + 2.25%	)	9/29/2031	18,083,867	18,115,513
X Holdings 2025 Fixed Term Loan	9.50%		10/26/2029	14,367,000	13,958,977
X Holdings Term Loan	10.958% (3 mo. USD Term SOFR + 6.50%	)	10/26/2029	15,624,605	15,252,271
Total					47,326,761

Consumer Non-Durables 0.09%
Anastasia Parent LLC 2018 Term Loan B(e)	–	(i)	8/11/2025	8,962,547	7,842,229

Containers & Packaging 0.08%
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B 5.95%	3.25%		11/30/2028	7,370,158	6,596,291

See Notes to Financial Statements.	77

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Cosmetics/Personal Care 0.23%
Conair Holdings LLC Term Loan B	8.221% (1 mo. USD Term SOFR + 3.75%	)	5/17/2028	$26,492,453	$19,703,762

Diversified Financial Services 0.18%
Jane Street Group LLC 2024 Term Loan B1	6.333% (3 mo. USD Term SOFR + 2.00%	)	12/15/2031	15,442,575	15,392,927

Electric 0.36%
Lackawanna Energy Center LLC 2025 Term Loan B	–	(i)	7/23/2032	10,339,000	10,403,619
Red Oak Power LLC 2025 Term Loan	8.046% (3 mo. USD Term SOFR + 3.75%	)	10/1/2030	10,677,495	10,670,822
Talen Energy Supply LLC 2024-1 Incremental Term Loan	6.808% (3 mo. USD Term SOFR + 2.50%	)	12/15/2031	9,652,747	9,686,676
Total					30,761,117

Electronics 0.20%
LSF12 Crown U.S. Commercial Bidco LLC Term Loan B	7.856% (1 mo. USD Term SOFR + 3.50%	)	12/2/2031	16,944,000	17,067,606

Entertainment 0.59%
AMC Entertainment Holdings, Inc. 2024 Term Loan	11.351% (1 mo. USD Term SOFR + 7.00%	)	1/4/2029	6,795,776	6,854,185
Caesars Entertainment, Inc. Term Loan B	6.606% (1 mo. USD Term SOFR + 2.25%	)	2/6/2030	15,951,219	15,962,864
Caesars Entertainment, Inc. 2024 Term Loan B1	–	(i)	2/6/2031	15,000,000	15,001,875
Delta 2 Lux SARL 2024 Term Loan B1 (Luxembourg)(b)	6.296% (3 mo. USD Term SOFR + 2.00%	)	9/30/2031	6,666,667	6,677,767
Delta 2 Lux SARL 2024 Term Loan B2 (Luxembourg)(b)	–	(i)	9/30/2031	3,333,333	3,347,083
Flutter Financing BV 2025 Term Loan B (Netherlands)(b)	–	(i)	6/4/2032	2,585,000	2,589,304
Total					50,433,078

78	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Financial 0.15%
Asurion LLC 2021 Second Lien Term Loan B4	9.721% (1 mo. USD Term SOFR + 5.25%	)	1/20/2029		$13,898,000	$13,103,243

Food 0.05%
Froneri Lux Finco SARL 2025 USD Term Loan (Luxembourg)(b)	–	(i)	7/16/2032		4,494,000	4,490,360

Food Service 0.10%
Gategroup Fin Luxembourg SA USD Term Loan B (Luxembourg)(b)	–	(i)	5/28/2032		4,476,000	4,499,790
Gategroup Finance Luxembourg SA EUR Term Loan B	6.238% (3 mo. EURIBOR + 4.25%	)	5/28/2032	EUR	3,274,000	3,766,644
Total						8,266,434

Gaming/Leisure 0.26%
888 Acquisitions Ltd. USD Term Loan B (United Kingdom)(b)	9.658% (3 mo. USD Term SOFR + 5.25%	)	7/1/2028		$6,144,234	5,892,720
United FP Holdings LLC 2019 1st Lien Term Loan	8.57% (3 mo. USD Term SOFR + 4.00%	)	12/30/2026		17,483,207	16,945,598
Total						22,838,318

Health Care Products 0.55%
Medline Borrower LP 2024 USD Add-on Term Loan B	6.606% (1 mo. USD Term SOFR + 2.25%	)	10/23/2028		16,293,957	16,326,790
Medline Borrower LP 2025 Incremental Term Loan B	–	(i)	10/23/2030		15,662,801	15,702,036
Paradigm Parent LLC 1st Lien Term Loan	–	(i)	4/16/2032		17,205,000	15,678,056
Total						47,706,882

Health Care Services 0.18%
ADMI Corp. 2023 Term Loan B5	–	(i)	12/23/2027		8,720,000	8,462,760
Dermatology Intermediate Holdings III, Inc. 2023 Incremental Term Loan B	9.808% (3 mo. USD Term SOFR + 5.50%	)	3/30/2029		7,261,087	6,462,368

See Notes to Financial Statements.	79

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care Services (continued)
New WPCC Parent LLC Term Loan	13.796% (3 mo. USD Term SOFR + 9.50%	)	5/9/2030	$806,074	$745,618
Total					15,670,746

Healthcare 0.02%
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.558% (3 mo. USD Term SOFR + 4.25%	)	3/30/2029	2,309,705	2,046,976

Household Products 0.18%
Kronos Acquisition Holdings, Inc. 2024 Term Loan	8.296% (3 mo. USD Term SOFR + 4.00%	)	7/8/2031	18,197,233	15,588,933

Housing 0.07%
Oscar AcquisitionCo LLC Term Loan B	8.546% (3 mo. USD Term SOFR + 4.25%	)	4/29/2029	6,781,666	6,193,730

Information Technology Services 0.01%
Recovery Solutions Parent LLC Term Loan	11.796% (3 mo. USD Term SOFR + 7.50%	)	1/28/2030	1,188,344	1,188,344

Insurance 0.33%
Asurion LLC 2021 2nd Lien Term Loan B3	9.721% (1 mo. USD Term SOFR + 5.25%	)	1/31/2028	1,005,020	969,301
Asurion LLC 2025 Term Loan B13	8.606% (1 mo. USD Term SOFR + 4.25%	)	9/19/2030	14,513,000	14,233,625
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	–	(i)	7/31/2031	13,000,000	13,030,680
Total					28,233,606

Internet 0.09%
Gen Digital, Inc. 2024 Term Loan B	6.106% (1 mo. USD Term SOFR + 1.75%	)	9/12/2029	7,710,957	7,709,145

80	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Machinery: Diversified 0.37%
CPM Holdings, Inc. 2023 Term Loan	8.829% (1 mo. USD Term SOFR + 4.50%	)	9/28/2028	$25,939,812	$25,553,050
LSF12 Badger Bidco LLC Term Loan B	10.356% (1 mo. USD Term SOFR + 6.00%	)	8/30/2030	6,461,221	6,364,302
Total					31,917,352

Media 0.53%
Nexstar Broadcasting, Inc. 2025 Term Loan B5	6.856% (1 mo. USD Term SOFR + 2.50%	)	6/28/2032	19,364,000	19,419,671
Sinclair Television Group, Inc. 2025 Term Loan B6	7.87% (3 mo. USD Term SOFR + 3.30%	)	12/31/2029	14,397,960	13,447,695
Sinclair Television Group, Inc. 2025 Term Loan B7	8.556% (1 mo. USD Term SOFR + 4.10%	)	12/31/2030	13,402,941	12,518,347
Total					45,385,713

Metal Fabricate/Hardware 0.36%
Grinding Media, Inc. 2024 Term Loan B	7.83% (3 mo. USD Term SOFR + 3.50%	)	10/12/2028	12,529,428	12,529,428
Tank Holding Corp. 2022 Term Loan	10.206% (1 mo. USD Term SOFR + 5.75%	)	3/31/2028	15,058,776	14,406,280
Tank Holding Corp. 2023 Incremental Term Loan	10.456% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	2,712,712	2,599,117
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	10.44% - 10.46% (1 mo. USD Term SOFR + 6.00%	)	3/31/2028	1,150,261	1,102,093
Total					30,636,918

Pharmaceuticals 0.14%
Jazz Financing Lux SARL 2024 1st Lien Term Loan B (Luxembourg)(b)	–	(i)	5/5/2028	12,051,506	12,112,728

Real Estate 0.10%
CoreLogic, Inc. 2nd Lien Term Loan	10.971% (1 mo. USD Term SOFR + 6.50%	)	6/4/2029	8,430,000	8,293,013

See Notes to Financial Statements.	81

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Real Estate Investment Trusts 0.11%
Claros Mortgage Trust, Inc. 2021 Term Loan B	8.956% (1 mo. USD Term SOFR + 4.50%	)	8/9/2026	$9,671,345	$9,405,383

Retail 1.28%
BCPE Grill Parent 2023 Term Loan B	9.046% (3 mo. USD Term SOFR + 4.75%	)	9/30/2030	12,525,231	11,951,826
Great Outdoors Group LLC 2025 Term Loan B	7.606% (1 mo. USD Term SOFR + 3.25%	)	1/23/2032	12,558,446	12,586,703
Kodiak Building Partners, Inc. 2024 Term Loan B	8.041% (3 mo. USD Term SOFR + 3.75%	)	12/4/2031	4,830,880	4,682,934
LBM Acquisition LLC 2024 Incremental Term Loan B	–	(i)	6/6/2031	5,805,000	5,439,488
LBM Acquisition LLC Term Loan B	–	(i)	12/17/2027	2,902,000	2,897,052
Park River Holdings, Inc. Term Loan	7.802% (3 mo. USD Term SOFR + 3.25%	)	12/28/2027	14,106,633	13,931,782
Restoration Hardware, Inc. Term Loan B	6.971% (1 mo. USD Term SOFR + 2.50%	)	10/20/2028	17,392,922	16,853,829
RVR Dealership Holdings LLC Term Loan B	8.206% (1 mo. USD Term SOFR + 3.75%	)	2/8/2028	16,080,237	15,477,228
Staples, Inc. 2024 Term Loan B	10.026% (3 mo. USD Term SOFR + 5.75%	)	9/4/2029	10,689,225	9,859,153
Torrid LLC 2021 Term Loan B	9.942% (1 mo. USD Term SOFR + 5.50%	)	6/14/2028	18,356,298	16,355,461
Total					110,035,456

Software 0.93%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	10.083% (3 mo. USD Term SOFR + 5.75%	)	7/30/2032	10,476,000	10,371,240
Central Parent, Inc. 2024 Term Loan B	7.546% (3 mo. USD Term SOFR + 3.25%	)	7/6/2029	8,333,020	6,812,244
Cloud Software Group, Inc. 2024 1st Lien Term Loan B	7.796% (3 mo. USD Term SOFR + 3.50%	)	3/29/2029	23,017,000	23,082,368

82	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
DTI Holdco, Inc. 2025 Term Loan B	–	(i)	4/26/2029	$8,602,000	$8,503,421
Mitchell International, Inc. 2024 2nd Lien Term Loan	9.606% (1 mo. USD Term SOFR + 5.25%	)	6/17/2032	4,942,000	4,900,833
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	7.211% (1 mo. USD Term SOFR + 2.75%	)	5/15/2028	17,604,120	9,235,914
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	–	(i)	5/12/2028	9,715,000	9,613,284
Storable, Inc. 2025 Term Loan B	7.606% (1 mo. USD Term SOFR + 3.25%	)	6/16/2032	7,960,050	8,000,686
Total					80,519,990

Telecommunications 0.26%
Lumen Technologies, Inc. 2024 Extended Term Loan B1	6.821% (1 mo. USD Term SOFR + 2.35%	)	4/16/2029	22,757,416	22,668,548

Transportation 0.19%
Genesee & Wyoming, Inc. 2024 Term Loan	6.046% (3 mo. USD Term SOFR + 1.75%	)	4/10/2031	16,408,668	16,392,506

Utilities 0.53%
Alpha Generation LLC Term Loan B	6.356% (1 mo. USD Term SOFR + 2.00%	)	9/30/2031	13,995,746	13,994,837
Astoria Energy LLC 2025 Term Loan B	7.106% (1 mo. USD Term SOFR + 2.75%	)	6/23/2032	8,129,244	8,163,509
Lightning Power LLC Term Loan B	6.546% (3 mo. USD Term SOFR + 2.25%	)	8/16/2025	15,443,220	15,472,176
Long Ridge Energy LLC Term Loan B	8.796% (3 mo. USD Term SOFR + 4.50%	)	2/19/2032	8,205,435	8,119,975
Total					45,750,497
Total Floating Rate Loans (cost $969,416,515)					962,507,207

See Notes to Financial Statements.	83

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(b) 0.22%

Angola 0.10%
Angola Government International Bonds	8.00%	11/26/2029	$3,750,000	$3,515,042
Angola Government International Bonds	8.25%	5/9/2028	5,000,000	4,852,965
Total				8,368,007

Nigeria 0.12%
Nigeria Government International Bonds	8.375%	3/24/2029	10,350,000	10,652,389
Total Foreign Government Obligations (cost $18,358,982)				19,020,396
Total Long-Term Investments (cost $8,546,992,797)				8,582,386,045

SHORT-TERM INVESTMENTS 3.52%

REPURCHASE AGREEMENTS 0.23%
Repurchase Agreement dated 7/31/2025, 4.360% due 8/1/2025 with Barclays Capital, Inc. collateralized by $1,029,700 of U.S. Treasury Bond at 4.750% due 5/15/2055; value: $1,020,408; proceeds: $1,000,121 (cost $1,000,000)			1,000,000	1,000,000
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $18,770,100 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $19,112,567; proceeds: $18,739,839 (cost $18,737,757)			18,737,757	18,737,757
Total Repurchase Agreements (cost $19,737,757)				19,737,757

TIME DEPOSITS 0.33%
CitiBank N.A.(j) (cost $28,308,862)			28,308,862	28,308,862

			Shares

MONEY MARKET FUNDS 2.96%
Fidelity Government Portfolio(j) (cost $254,779,761)			254,779,761	254,779,761
Total Short-Term Investments (cost $302,826,380)				302,826,380
Total Investments in Securities 103.22% (cost $8,849,819,177)				8,885,212,425
Other Assets and Liabilities - Net(k) (3.22)%				(277,397,092)
Net Assets 100.00%				$8,607,815,333

84	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.

‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $5,790,461,505, which represents 67.27% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2025.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Financial Statements. Security fair valued by the Pricing Committee.
(b)	Foreign security traded in U.S. dollars.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted (non-income producing security).
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Securities purchased on a when-issued basis (See Note 2(i)).
(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at July 31, 2025.
(i)	Interest Rate to be determined.
(j)	Security was purchased with the cash collateral from loaned securities.
(k)	Other Assets and Liabilities - Net include net unrealized appreciation/(depreciation) on forward foreign currency exchange contracts, futures contracts and swap contracts as follows:

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at July 31, 2025(1):

Referenced Indexes/Issuers	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Value
CHS/Community Health Systems, Inc.(4)	Bank of America	5.00%	12/20/2025	$3,000,000	$(66,942)	$89,414	$22,472

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid (received) are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $89,414. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).

See Notes to Financial Statements.	85

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Forward Foreign Currency Exchange Contracts at July 31, 2025:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	State Street Bank and Trust	8/22/2025	1,000,000	$1,142,334	$1,142,560	$226
Swiss franc	Buy	Bank of America	9/19/2025	3,897,000	4,823,878	4,824,909	1,031
Swiss franc	Buy	Morgan Stanley	9/19/2025	2,739,000	3,384,472	3,391,179	6,707
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	1,971,000	2,438,841	2,440,312	1,471
British pound	Sell	Bank of America	10/10/2025	3,010,000	4,045,004	3,977,733	67,271
British pound	Sell	Morgan Stanley	10/10/2025	4,433,000	5,954,702	5,858,236	96,466
British pound	Sell	Morgan Stanley	10/10/2025	871,000	1,169,483	1,151,032	18,451
British pound	Sell	Morgan Stanley	10/10/2025	3,190,000	4,335,902	4,215,604	120,298
British pound	Sell	State Street Bank and Trust	10/10/2025	169,677,000	233,042,027	224,229,158	8,812,869
British pound	Sell	State Street Bank and Trust	10/10/2025	3,017,000	4,078,920	3,986,983	91,937
Euro	Sell	Bank of America	8/22/2025	2,987,000	3,460,548	3,412,826	47,722
Euro	Sell	Bank of America	8/22/2025	3,258,000	3,802,041	3,722,460	79,581
Euro	Sell	Goldman Sachs	8/22/2025	3,757,000	4,331,389	4,292,597	38,792
Euro	Sell	Morgan Stanley	8/22/2025	7,277,000	8,368,490	8,314,408	54,082
Euro	Sell	Morgan Stanley	8/22/2025	7,121,000	8,189,663	8,136,169	53,494
Euro	Sell	Morgan Stanley	8/22/2025	73,000,000	84,464,358	83,406,868	1,057,490
Euro	Sell	State Street Bank and Trust	8/22/2025	3,613,000	4,202,484	4,128,069	74,415
Euro	Sell	State Street Bank and Trust	8/22/2025	7,277,000	8,599,526	8,314,408	285,118
Euro	Sell	State Street Bank and Trust	8/22/2025	3,488,000	4,069,402	3,985,249	84,153
Euro	Sell	State Street Bank and Trust	8/22/2025	3,750,000	4,369,239	4,284,599	84,640
Euro	Sell	State Street Bank and Trust	8/22/2025	3,540,000	4,163,353	4,044,662	118,691
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$11,194,905

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Buy	Toronto Dominion Bank	10/10/2025	13,180,000	$18,008,506	$17,417,448	$(591,058)
Euro	Buy	Bank of America	8/22/2025	17,598,000	20,424,994	20,106,768	(318,226)
Euro	Buy	Goldman Sachs	8/22/2025	3,655,000	4,212,790	4,176,056	(36,734)
Euro	Buy	Goldman Sachs	8/22/2025	72,000,000	83,777,400	82,264,308	(1,513,092)
Euro	Buy	Morgan Stanley	8/22/2025	6,299,000	7,242,306	7,196,984	(45,322)
Euro	Buy	Morgan Stanley	8/22/2025	437,000	501,379	499,299	(2,080)
Euro	Buy	Morgan Stanley	8/22/2025	3,815,000	4,422,842	4,358,866	(63,976)
Euro	Buy	Morgan Stanley	8/22/2025	604,000	701,303	690,106	(11,197)
Euro	Buy	Morgan Stanley	8/22/2025	7,040,000	8,118,482	8,043,621	(74,861)

86	See Notes to Financial Statements.

Schedule of Investments (continued)

SHORT DURATION HIGH YIELD FUND July 31, 2025

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Morgan Stanley	8/22/2025	12,041,000	$14,238,634	$13,757,563	$(481,071)
Euro	Buy	Morgan Stanley	8/22/2025	5,114,000	6,014,631	5,843,051	(171,580)
Euro	Buy	Morgan Stanley	8/22/2025	5,423,000	6,371,409	6,196,102	(175,307)
Euro	Buy	Morgan Stanley	8/22/2025	2,560,000	3,000,954	2,924,953	(76,001)
Euro	Buy	Morgan Stanley	8/22/2025	8,248,000	9,588,848	9,423,834	(165,014)
Euro	Buy	Morgan Stanley	8/22/2025	4,823,000	5,519,327	5,510,566	(8,761)
Euro	Buy	State Street Bank and Trust	8/22/2025	3,496,000	4,012,003	3,994,389	(17,614)
Euro	Buy	State Street Bank and Trust	8/22/2025	2,881,000	3,334,365	3,291,715	(42,650)
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	3,833,000	4,748,263	4,745,670	(2,593)
Swiss franc	Buy	State Street Bank and Trust	9/19/2025	3,407,000	4,337,041	4,218,236	(118,805)
Euro	Sell	State Street Bank and Trust	8/22/2025	64,112,000	73,034,467	73,251,796	(217,329)
Swiss franc	Sell	State Street Bank and Trust	9/19/2025	15,847,000	19,522,862	19,620,306	(97,444)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,230,715)

Futures Contracts at July 31, 2025:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2025	643	Long	$71,305,257	$71,413,188	$107,931

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	September 2025	4,402	Long	$913,847,832	$911,145,223	$(2,702,609)
U.S. 5-Year Treasury Note	September 2025	4,000	Long	433,917,943	432,687,500	(1,230,443)
Total Unrealized Depreciation on Futures Contracts						$(3,933,052)

See Notes to Financial Statements.	87

Schedule of Investments (concluded)

SHORT DURATION HIGH YIELD FUND July 31, 2025

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$–	$18,240,040	$18,240,040
Remaining Industries	–	95,013,140	–	95,013,140
Common Stocks	–	1,208,817	–	1,208,817
Convertible Bonds	–	200,000,704	–	200,000,704
Corporate Bonds	–	7,286,395,741	–	7,286,395,741
Floating Rate Loans	–	962,507,207	–	962,507,207
Foreign Government Obligations	–	19,020,396	–	19,020,396
Short-Term Investments
Repurchase Agreements	–	19,737,757	–	19,737,757
Time Deposits	–	28,308,862	–	28,308,862
Money Market Funds	254,779,761	–	–	254,779,761
Total	$254,779,761	$8,612,192,624	$18,240,040	$8,885,212,425
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$22,472	$–	$22,472
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	11,194,905	–	11,194,905
Liabilities	–	(4,230,715)	–	(4,230,715)
Futures Contracts
Assets	107,931	–	–	107,931
Liabilities	(3,933,052)	–	–	(3,933,052)
Total	$(3,825,121)	$6,986,662	$–	$3,161,541

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the year.

88	See Notes to Financial Statements.

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Statements of Assets and Liabilities

July 31, 2025

	Emerging Markets Equity Fund	International Growth Fund
ASSETS:
Investments in securities, at cost	$4,747,845	$2,565,393
Investments in securities, at fair value including $0, $0, $856,913 and $268,650,784, respectively, of securities loaned	$6,342,470	$3,412,633
Cash	108	67,322
Cash at brokers for forwards and swap contracts collateral	–	–
Deposits with brokers for futures collateral	–	–
Deposits with brokers for forwards and swap contracts collateral	–	–
Foreign cash, at value (cost $10,112, $50,094, $5,701 and $8,680,125, respectively)	3,999	48,345
Receivables:
From advisor (See Note 4)	31,844	20,726
Investment securities sold	27,340	25,198
Interest and dividends	14,051	937
Capital shares sold	83	61
Variation margin for centrally cleared swap contracts agreements	–	–
Securities lending income	–	–
Unrealized appreciation on forward foreign currency exchange contracts	–	–
Unrealized appreciation on unfunded loan commitments	–	–
Prepaid expenses	63,413	77,103
Total assets	6,483,308	3,652,325
LIABILITIES:
Payables:
Investment securities purchased	27,783	43,099
Foreign capital gains taxes deferred	24,330	1,488
Management fee	3,525	1,355
Capital shares reacquired	2,000	–
12b-1 distribution plan	1,431	516
Trustees’ fees	773	1,140
Fund administration	217	120
To brokers for forwards and swap contracts collateral	–	–
Variation margin for futures contracts	–	–
To bank	–	–
Collateral due to broker for securities lending	–	–
Unrealized depreciation on forward foreign currency exchange contracts	–	–
Distributions payable	–	–
Accrued expenses and other liabilities	49,235	50,878
Total liabilities	109,294	98,596
Commitments and contingent liabilities	–	–
NET ASSETS	$6,374,014	$3,553,729
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,233,580	$3,140,434
Total distributable earnings/(loss)	1,140,434	413,295
Net Assets	$6,374,014	$3,553,729

90	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$2,855,668,012	$8,849,819,177

$2,858,228,448	$8,885,212,425
1,939,502	–
300,000	50,000
1,345,125	11,488,025
3,851,909	4,052,147

5,626	8,572,284

345,210	486,434
40,882,890	111,760,194
11,840,419	152,278,957
12,096,275	14,806,570
47,256	20,716
50	331,910

196,188	11,194,905
1,606	–
272,321	289,814
2,931,352,825	9,200,544,381

225,997,914	271,190,680
–	–
491,743	2,263,168
6,376,958	24,238,416
67,740	55,920
103	174,710
85,576	287,638
300,000	50,000
14,196	331,880
–	2,562,538
884,000	283,088,623
–	4,230,715
12,739	2,505,603
310,265	1,749,157
234,541,234	592,729,048
–	–
$2,696,811,591	$8,607,815,333

$2,698,887,793	$8,639,448,593
(2,076,202)	(31,633,260)
$2,696,811,591	$8,607,815,333

See Notes to Financial Statements.	91

Statements of Assets and Liabilities (concluded)

July 31, 2025

	Emerging Markets Equity Fund	International Growth Fund
Net Assets by class:
Class A Shares	$3,760,887	$1,803,559
Class C Shares	$737,421	$137,322
Class F Shares	$30,399	$106,738
Class F3 Shares	$303,972	$10,671
Class I Shares	$629,421	$224,859
Class R3 Shares	$–	$15,555
Class R4 Shares	$–	$10,612
Class R5 Shares	$–	$10,643
Class R6 Shares	$911,914	$1,233,770
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	207,253	113,340
Class C Shares	41,000	8,780
Class F Shares	1,667	6,667
Class F3 Shares	16,667	667
Class I Shares	34,589	14,084
Class R3 Shares	–	980
Class R4 Shares	–	667
Class R5 Shares	–	667
Class R6 Shares	50,000	77,088
Net Asset Value, offering and redemption price per share (Net assets divided by outstanding shares):*
Class A Shares-Net asset value	$18.15	$15.91
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%, 5.75%, 2.25% and 2.25%, respectively)	$19.26	$16.88
Class C Shares-Net asset value	$17.99	$15.64
Class F Shares-Net asset value	$18.24	$16.01
Class F3 Shares-Net asset value	$18.24	$16.01
Class I Shares-Net asset value	$18.20	$15.96
Class R3 Shares-Net asset value	$ –	$15.87
Class R4 Shares-Net asset value	$ –	$15.92
Class R5 Shares-Net asset value	$ –	$15.96
Class R6 Shares-Net asset value	$18.24	$16.00

92	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$221,468,311	$886,415,311
$41,983,381	$310,004,243
$74,847,319	$102,054,160
$66,473,485	$439,455,927
$2,292,016,434	$6,853,399,910
$–	$921,416
$–	$94,433
$10,632	$3,344,099
$12,029	$12,125,834

21,621,084	90,548,743
4,098,349	31,669,078
7,306,254	10,434,686
6,489,614	44,872,290
223,745,852	701,497,844
–	94,135
–	9,648
1,038	341,660
1,174	1,239,032

$10.24	$ 9.79

$10.48	$10.02
$10.24	$ 9.79
$10.24	$ 9.78
$10.24	$ 9.79
$10.24	$ 9.77
$ –	$ 9.79
$ –	$ 9.79
$10.24	$ 9.79
$10.24	$ 9.79

See Notes to Financial Statements.	93

Statements of Operations

For the Year Ended July 31, 2025

	Emerging Markets Equity Fund	International Growth Fund
Investment income:
Dividends (net of foreign withholding taxes of $17,636, $6,431, $0 and $0, respectively)	$139,657	$38,316
Securities lending net income	–	–
Interest and other (net of foreign withholding taxes of $3, $0, $0 and $97,432, respectively)	1,252	553
Total investment income	140,909	38,869
Expenses:
Management fee	37,735	14,313
12b-1 distribution plan–Class A	8,799	4,220
12b-1 distribution plan–Class C	6,240	1,324
12b-1 distribution plan–Class F	27	98
12b-1 distribution plan–Class R3	–	71
12b-1 distribution plan–Class R4	–	24
Registration	138,369	134,375
Professional	76,043	60,236
Custody	39,604	3,691
Fund administration	2,322	1,272
Shareholder servicing	2,115	1,687
Reports to shareholders	1,130	618
Trustees’ fees	521	521
Other	11,880	17,761
Gross expenses	324,785	240,211
Fees waived and expenses reimbursed (See Note 4)	(257,863)	(212,614)
Net expenses	66,922	27,597
Net investment income	73,987	11,272
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	141,565	141,877
Net realized gain/(loss) on futures contracts	–	–
Net realized gain/(loss) on forward foreign currency exchange contracts	–	–
Net realized gain/(loss) on swap contracts	–	–
Net realized gain/(loss) on foreign capital gains taxes	(11,610)	(380)
Net realized gain/(loss) on foreign currency related transactions	(11,643)	(1,425)
Net change in unrealized appreciation/(depreciation) on investments	699,144	237,583
Net change in unrealized appreciation/(depreciation) on futures contracts	–	–
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	–
Net change in unrealized appreciation/(depreciation) on swap contracts	–	–
Net change in unrealized appreciation/(depreciation) on deferred foreign capital gains taxes	7,248	525
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	3,560	1,539
Net change in unrealized appreciation/(depreciation) on unfunded loan commitments	–	–
Net realized and unrealized gain/(loss)	828,264	379,719
Net Increase in Net Assets Resulting From Operations	$902,251	$390,991

94	See Notes to Financial Statements.

Investment Grade Floating Rate Fund	Short Duration High Yield Fund

$–	$319,214
831	3,506,587

69,528,334	599,132,005
69,529,165	602,957,806

2,543,983	22,970,727
168,509	1,434,682
145,408	2,295,742
39,444	113,277
–	4,425
–	279
506,643	1,460,481
80,047	291,814
5,286	140,402
429,022	2,912,352
895,882	6,385,811
72,994	769,106
7,843	305,422
66,436	343,901
4,961,497	39,428,421
(895,014)	(3,218,626)
4,066,483	36,209,795
65,462,682	566,748,011

(525,550)	12,869,488
(472,031)	(16,188,224)
15,605	(22,579,259)
(1,985,412)	5,323,247
–	–
(4,767)	1,678,823
2,445,393	(46,960,781)
(54,591)	(2,630,996)

195,358	7,158,003
(1,418,333)	(457,769)

–	–

(1,350)	(82,137)

1,606	(3,960)
(1,804,072)	(61,873,565)
$63,658,610	$504,874,446

See Notes to Financial Statements.	95

Statements of Changes in Net Assets

	Emerging Markets Equity Fund
INCREASE (DECREASE) IN NET ASSETS	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024
Operations:
Net investment income	$73,987	$83,560
Net realized gain/(loss)	118,312	(46,990)
Net change in unrealized appreciation/(depreciation)	709,952	522,902
Net increase in net assets resulting from operations	902,251	559,472
Distributions to Shareholders
Class A	(35,541)	(43,887)
Class C	(2,405)	(3,450)
Class F	(319)	(368)
Class F3	(3,441)	(3,901)
Class I	(6,567)	(7,397)
Class R3	—	—
Class R4	—	—
Class R5	—	—
Class R6	(10,325)	(11,705)
Total distribution to shareholders	(58,598)	(70,708)
Capital share transactions (See Note 13):
Net proceeds from sales of shares	384,785	189,535
Reinvestment of distributions	3,701	3,843
Cost of shares reacquired	(394,510)	(93,588)
Net increase (decrease) in net assets resulting from capital share transactions	(6,024)	99,790
Net increase (decrease) in net assets	837,629	588,554
NET ASSETS:
Beginning of year	$5,536,385	$4,947,831
End of year	$6,374,014	$5,536,385

96	See Notes to Financial Statements.

International Growth Fund		Investment Grade Floating Rate Fund		Short Duration High Yield Fund
For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024	For the Year Ended July 31, 2025	For the Year Ended July 31, 2024

$11,272	$13,709	$65,462,682	$932,440	$566,748,011	$235,349,481
140,072	(25,854)	(2,972,155)	222,456	(18,895,925)	21,759,355
239,647	317,416	1,168,083	10,896	(42,977,640)	73,922,028
390,991	305,271	63,658,610	1,165,792	504,874,446	331,030,864

(3,384)	(7,180)	(5,056,070)	(213,308)	(60,924,518)	(21,136,831)
—	—	(803,556)	(32,939)	(18,774,936)	(5,399,466)
(343)	(515)	(2,422,391)	(9,124)	(10,004,617)	(4,440,104)
(44)	(61)	(639,479)	(1,902)	(29,770,687)	(9,533,432)
(927)	(1,440)	(57,058,280)	(627,023)	(509,467,615)	(200,687,533)
—	(30)	—	—	(73,004)	(10,588)
(20)	(39)	—	—	(9,452)	(7,179)
(44)	(59)	(1,057)	(1,884)	(88,419)	(5,208)
(4,126)	(4,957)	(38,328)	(108,450)	(890,856)	(175,897)
(8,888)	(14,281)	(66,019,161)	(994,630)	(630,004,104)	(241,396,238)

952,665	215,449	3,120,321,932	29,924,769	6,007,596,042	4,642,206,940
2,703	5,023	65,680,433	224,593	605,777,606	238,040,808
(709,888)	(572,125)	(527,756,974)	(456,883)	(3,079,874,612)	(972,225,871)

245,480	(351,653)	2,658,245,391	29,692,479	3,533,499,036	3,908,021,877
627,583	(60,663)	2,655,884,840	29,863,641	3,408,369,378	3,997,656,503

$2,926,146	$2,986,809	$40,926,751	$11,063,110	$5,199,445,955	$1,201,789,452
$3,553,729	$2,926,146	$2,696,811,591	$40,926,751	$8,607,815,333	$5,199,445,955

See Notes to Financial Statements.	97

Financial Highlights

EMERGING MARKETS EQUITY FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)		Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
7/31/2025	$15.77	$0.21		$2.34		$2.55	$(0.17)	$18.15
7/31/2024	14.41	0.24		1.32		1.56	(0.20)	15.77
7/31/2023	13.56	0.21		0.89		1.10	(0.25)	14.41
3/2/2022 to 7/31/2022(c)	15.00	0.17	(d)	(1.61	)(d)	(1.44)	–	13.56
Class C
7/31/2025	15.65	0.09		2.31		2.40	(0.06)	17.99
7/31/2024	14.30	0.13		1.32		1.45	(0.10)	15.65
7/31/2023	13.52	0.11		0.88		0.99	(0.21)	14.30
3/2/2022 to 7/31/2022(c)	15.00	0.13	(d)	(1.61	)(d)	(1.48)	–	13.52
Class F
7/31/2025	15.84	0.25		2.34		2.59	(0.19)	18.24
7/31/2024	14.46	0.27		1.33		1.60	(0.22)	15.84
7/31/2023	13.58	0.25		0.89		1.14	(0.26)	14.46
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class F3
7/31/2025	15.84	0.26		2.35		2.61	(0.21)	18.24
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class I
7/31/2025	15.81	0.26		2.34		2.60	(0.21)	18.20
7/31/2024	14.45	0.27		1.32		1.59	(0.23)	15.81
7/31/2023	13.58	0.25		0.88		1.13	(0.26)	14.45
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58
Class R6
7/31/2025	15.84	0.26		2.35		2.61	(0.21)	18.24
7/31/2024	14.47	0.28		1.32		1.60	(0.23)	15.84
7/31/2023	13.58	0.26		0.89		1.15	(0.26)	14.47
3/2/2022 to 7/31/2022(c)	15.00	0.19	(d)	(1.61	)(d)	(1.42)	–	13.58

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Class A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 3/2/2022, SEC effective date and date shares first became available to the public was 3/10/2022.
(d)	Net investment income and net realized and unrealized gain/(loss) amounted to less than $0.01 for the period 3/2/2022 through 3/10/2022.
(e)	Total return for the period 3/10/2022 through 7/31/2022 was (9.41%) for Class A, (9.68%) for Class C, (9.35%) for Class F, (9.28%) for Class F3, (9.35%) for Class I, and (9.28%) for Class R6.
(f)	Not annualized.
(g)	Annualized.

98	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income/ (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

16.31		1.15		5.58		1.27		$3,761	80
11.01		1.15		6.03		1.65		3,410	79
8.21		1.18		5.10		1.59		3,006	145
(9.53	)(e)(f)	1.24	(g)	3.77	(g)	2.86	(g)	2,727	56	(f)

15.41		1.90		6.37		0.55		737	80
10.22		1.90		6.77		0.90		543	79
7.37		1.93		5.85		0.84		496	145
(9.80	)(e)(f)	1.99	(g)	4.52	(g)	2.11	(g)	451	56	(f)

16.61		0.90		5.45		1.52		30	80
11.20		0.90		5.86		1.90		26	79
8.57		0.94		4.93		1.83		24	145
(9.47	)(e)(f)	0.99	(g)	3.62	(g)	3.11	(g)	23	56	(f)

16.65		0.87		5.32		1.56		304	80
11.30		0.82		5.76		1.98		264	79
8.61		0.85		4.74		1.91		241	145
(9.40	)(e)(f)	0.91	(g)	3.41	(g)	3.20	(g)	226	56	(f)

16.62		0.90		5.37		1.55		629	80
11.24		0.90		5.77		1.90		501	79
8.54		0.93		4.82		1.83		458	145
(9.47	)(e)(f)	0.99	(g)	3.52	(g)	3.11	(g)	430	56	(f)

16.65		0.87		5.32		1.56		912	80
11.30		0.82		5.76		1.98		792	79
8.61		0.85		4.75		1.91		723	145
(9.40	)(e)(f)	0.91	(g)	3.41	(g)	3.19	(g)	679	56	(f)

See Notes to Financial Statements.	99

Financial Highlights (continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)		Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class A
7/31/2025	$14.15	$0.04		$1.75		$1.79	$(0.03)	$15.91
7/31/2024	12.66	0.06		1.49		1.55	(0.06)	14.15
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(c)	15.00	(0.01	)(d)	0.13	(d)	0.12	–	15.12
Class C
7/31/2025	13.99	(0.07)		1.72		1.65	–	15.64
7/31/2024	12.54	(0.04)		1.49		1.45	–	13.99
7/31/2023	11.49	(0.04)		1.09		1.05	–	12.54
7/31/2022	15.11	(0.04)		(3.58)		(3.62)	–	11.49
6/18/2021 to 7/31/2021(c)	15.00	(0.02	)(d)	0.13	(d)	0.11	–	15.11
Class F
7/31/2025	14.23	0.07		1.76		1.83	(0.05)	16.01
7/31/2024	12.71	0.09		1.51		1.60	(0.08)	14.23
7/31/2023	11.62	0.08		1.10		1.18	(0.09)	12.71
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.13	(d)	0.13	–	15.13
Class F3
7/31/2025	14.23	0.08		1.77		1.85	(0.07)	16.01
7/31/2024	12.72	0.09		1.51		1.60	(0.09)	14.23
7/31/2023	11.63	0.09		1.10		1.19	(0.10)	12.72
7/31/2022	15.12	0.10		(3.59)		(3.49)	–	11.63
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.12	(d)	0.12	–	15.12
Class I
7/31/2025	14.20	0.09		1.74		1.83	(0.07)	15.96
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.02		1.16		1.18	(0.10)	12.70
7/31/2022	15.12	0.09		(3.59)		(3.50)	–	11.62
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.12	(d)	0.12	–	15.12
Class R3
7/31/2025	14.12	–	(h)	1.75		1.75	–	15.87
7/31/2024	12.63	0.02		1.50		1.52	(0.03)	14.12
7/31/2023	11.55	0.03		1.09		1.12	(0.04)	12.63
7/31/2022	15.11	0.02		(3.58)		(3.56)	–	11.55
6/18/2021 to 7/31/2021(c)	15.00	(0.01	)(d)	0.12	(d)	0.11	–	15.11

100	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income/ (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.59		0.95		7.65		0.24		$1,804	125
12.38		0.95		9.37		0.43		1,672	88
10.06		0.98		12.38		0.46		1,747	86
(23.41)		1.06		6.90		0.45		1,242	84
0.80	(e)(f)	1.06	(g)	16.19	(g)	(0.38	)(g)	1,058	5	(f)

11.79		1.70		8.40		(0.51)		137	125
11.56		1.70		10.20		(0.30)		130	88
9.14		1.74		13.30		(0.33)		93	86
(23.96)		1.81		7.51		(0.29)		92	84
0.73	(e)(f)	1.81	(g)	16.91	(g)	(1.13	)(g)	102	5	(f)

12.91		0.70		7.50		0.49		107	125
12.65		0.70		9.23		0.67		95	88
10.33		0.73		12.35		0.69		85	86
(23.27)		0.81		6.51		0.68		77	84
0.87	(e)(f)	0.81	(g)	16.02	(g)	(0.14	)(g)	101	5	(f)

12.95		0.66		7.34		0.52		11	125
12.77		0.65		9.12		0.73		9	88
10.38		0.63		12.23		0.80		8	86
(23.13)		0.73		6.27		0.74		8	84
0.87	(e)(f)	0.73	(g)	15.76	(g)	(0.15	)(g)	10	5	(f)

12.98		0.69		7.29		0.62		225	125
12.62		0.70		9.09		0.66		201	88
10.36		0.69		9.81		0.15		233	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(e)(f)	0.81	(g)	15.85	(g)	(0.09	)(g)	10	5	(f)

12.39		1.21		7.90		(0.01)		16	125
12.09		1.20		9.64		0.17		13	88
9.74		1.22		12.58		0.25		12	86
(23.61)		1.31		6.93		0.18		8	84
0.80	(e)(f)	1.31	(g)	16.38	(g)	(0.62	)(g)	10	5	(f)

See Notes to Financial Statements.	101

Financial Highlights (continued)

INTERNATIONAL GROWTH FUND

		Per Share Operating Performance:
		Investment Operations:					Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)		Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net invest- ment income	Net asset value, end of period
Class R4
7/31/2025	$14.16	$0.04		$1.75		$1.79	$(0.03)	$15.92
7/31/2024	12.66	0.05		1.51		1.56	(0.06)	14.16
7/31/2023	11.58	0.05		1.10		1.15	(0.07)	12.66
7/31/2022	15.12	0.06		(3.60)		(3.54)	–	11.58
6/18/2021 to 7/31/2021(c)	15.00	(0.01	)(d)	0.13	(d)	0.12	–	15.12
Class R5
7/31/2025	14.20	0.07		1.76		1.83	(0.07)	15.96
7/31/2024	12.70	0.09		1.50		1.59	(0.09)	14.20
7/31/2023	11.62	0.08		1.10		1.18	(0.10)	12.70
7/31/2022	15.13	0.09		(3.60)		(3.51)	–	11.62
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.13	(d)	0.13	–	15.13
Class R6
7/31/2025	14.23	0.09		1.75		1.84	(0.07)	16.00
7/31/2024	12.72	0.10		1.50		1.60	(0.09)	14.23
7/31/2023	11.63	0.10		1.09		1.19	(0.10)	12.72
7/31/2022	15.13	0.10		(3.60)		(3.50)	–	11.63
6/18/2021 to 7/31/2021(c)	15.00	–	(d)(h)	0.13	(d)	0.13	–	15.13

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 6/18/2021, SEC effective date and date shares first became available to the public was 6/28/2021.
(d)	Net investment income and net realized and unrealized gain/(loss) amounted to less than $0.01 for the period 6/18/2021 through 6/28/2021.
(e)	Total return for the period 6/28/2021 through 7/31/2021 was (0.40%) for Class A, (0.46%) for Class C, (0.33%) for Class F, (0.33%) for Class F3, (0.33%) for Class I, (0.40%) for Class R3, (0.40%) for Class R4, (0.33%) for Class R5, and (0.33%) for Class R6.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount less than $0.01.

102	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income/ (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

12.67		0.93		7.62		0.25		$11	125
12.37		0.95		9.39		0.42		9	88
10.01		1.00		12.52		0.43		8	86
(23.41)		1.06		6.68		0.41		8	84
0.80	(e)(f)	1.06	(g)	16.12	(g)	(0.35	)(g)	10	5	(f)

12.98		0.71		7.40		0.48		11	125
12.69		0.71		9.14		0.66		9	88
10.27		0.75		12.29		0.69		8	86
(23.27)		0.81		6.43		0.67		8	84
0.87	(e)(f)	0.81	(g)	15.85	(g)	(0.09	)(g)	10	5	(f)

12.95		0.67		7.31		0.58		1,234	125
12.77		0.62		9.11		0.75		787	88
10.38		0.61		12.08		0.86		792	86
(23.13)		0.73		6.28		0.76		584	84
0.87	(e)(f)	0.73	(g)	15.78	(g)	(0.06	)(g)	756	5	(f)

See Notes to Financial Statements.	103

Financial Highlights (continued)

INVESTMENT GRADE FLOATING RATE FUND

		Per Share Operating Performance:
		Investment Operations:				Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)	Net realized and unrealized gain/(loss)		Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class A
7/31/2025	$10.23	$0.60	$0.04	(c)	$0.64	$(0.62)	$(0.01)	$(0.63)
7/31/2024	10.10	0.68	0.18		0.86	(0.66)	(0.07)	(0.73)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.09		0.24	(0.14)	—	(0.14)
Class C
7/31/2025	10.23	0.53	0.04	(c)	0.57	(0.55)	(0.01)	(0.56)
7/31/2024	10.10	0.60	0.18		0.78	(0.58)	(0.07)	(0.65)
5/1/2023 to 7/31/2023(d)	10.00	0.13	0.09		0.22	(0.12)	—	(0.12)
Class F
7/31/2025	10.23	0.62	0.04	(c)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	—	(0.15)
Class F3
7/31/2025	10.23	0.62	0.05	(c)	0.67	(0.65)	(0.01)	(0.66)
7/31/2024	10.10	0.71	0.18		0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	—	(0.15)
Class I
7/31/2025	10.23	0.62	0.04	(c)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	—	(0.15)
Class R5
7/31/2025	10.23	0.65	0.01	(c)	0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.70	0.18		0.88	(0.68)	(0.07)	(0.75)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	—	(0.15)
Class R6
7/31/2025	10.23	0.67	(0.01)		0.66	(0.64)	(0.01)	(0.65)
7/31/2024	10.10	0.71	0.18		0.89	(0.69)	(0.07)	(0.76)
5/1/2023 to 7/31/2023(d)	10.00	0.15	0.10		0.25	(0.15)	—	(0.15)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Net realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended July 31, 2025, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Commenced on May 1, 2023.
(e)	Not annualized.
(f)	Annualized.

104	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income/ (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$10.24	6.41		0.55		0.62		5.88		$221,468	119
10.23	8.84		0.55		1.50		6.72		4,933	171
10.10	2.44	(e)	0.55	(f)	1.95	(f)	5.88	(f)	1,970	39	(e)

10.24	5.67		1.28		1.37		5.14		41,983	119
10.23	7.98		1.35		2.23		5.88		579	171
10.10	2.23	(e)	1.35	(f)	2.75	(f)	4.96	(f)	506	39	(e)

10.24	6.61		0.35		0.51		6.05		74,847	119
10.23	9.06		0.35		1.54		6.92		503	171
10.10	2.49	(e)	0.35	(f)	1.85	(f)	5.95	(f)	25	39	(e)

10.24	6.65		0.33		0.36		6.10		66,473	119
10.23	9.13		0.28		1.19		6.95		26	171
10.10	2.50	(e)	0.28	(f)	1.69	(f)	6.00	(f)	25	39	(e)

10.24	6.61		0.35		0.43		6.07		2,292,016	119
10.23	9.06		0.35		1.37		6.91		33,403	171
10.10	2.49	(e)	0.35	(f)	1.76	(f)	5.94	(f)	7,071	39	(e)

10.24	6.60		0.35		0.43		6.33		11	119
10.23	9.06		0.35		1.22		6.87		26	171
10.10	2.49	(e)	0.35	(f)	1.76	(f)	5.93	(f)	25	39	(e)

10.24	6.64		0.29		0.46		6.56		12	119
10.23	9.13		0.28		1.20		6.94		1,458	171
10.10	2.50	(e)	0.28	(f)	1.68	(f)	6.01	(f)	1,440	39	(e)

See Notes to Financial Statements.	105

Financial Highlights (continued)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class A
7/31/2025	$9.90	$0.75	$(0.02)	$0.73	$(0.79)	$(0.05)	$(0.84)
7/31/2024	9.64	0.78	0.28	1.06	(0.80)	–	(0.80)
7/31/2023	9.83	0.70	(0.19)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.49	(0.92)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.61	0.48	0.57	1.05	(0.59)	(0.07)	(0.66)
Class C
7/31/2025	9.90	0.67	(0.02)	0.65	(0.71)	(0.05)	(0.76)
7/31/2024	9.64	0.71	0.28	0.99	(0.73)	–	(0.73)
7/31/2023	9.83	0.65	(0.20)	0.45	(0.64)	–	(0.64)
7/31/2022	11.00	0.42	(0.92)	(0.50)	(0.52)	(0.15)	(0.67)
7/31/2021	10.61	0.42	0.55	0.97	(0.51)	(0.07)	(0.58)
Class F
7/31/2025	9.89	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.63	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.70	(0.18)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52	0.55	1.07	(0.61)	(0.07)	(0.68)
Class F3
7/31/2025	9.90	0.77	(0.01)	0.76	(0.82)	(0.05)	(0.87)
7/31/2024	9.64	0.81	0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.68	(0.15)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.92)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54	0.54	1.08	(0.62)	(0.07)	(0.69)
Class I
7/31/2025	9.88	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.62	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.82	0.74	(0.22)	0.52	(0.72)	–	(0.72)
7/31/2022	11.00	0.52	(0.93)	(0.41)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54	0.53	1.07	(0.61)	(0.07)	(0.68)
Class R3
7/31/2025	9.90	0.72	(0.02)	0.70	(0.76)	(0.05)	(0.81)
7/31/2024	9.64	0.76	0.27	1.03	(0.77)	–	(0.77)
7/31/2023	9.83	0.67	(0.19)	0.48	(0.67)	–	(0.67)
7/31/2022	11.00	0.46	(0.92)	(0.46)	(0.56)	(0.15)	(0.71)
7/31/2021	10.62	0.48	0.53	1.01	(0.56)	(0.07)	(0.63)
Class R4
7/31/2025	9.90	0.75	(0.03)	0.72	(0.78)	(0.05)	(0.83)
7/31/2024	9.64	0.78	0.27	1.05	(0.79)	–	(0.79)
7/31/2023	9.83	0.66	(0.15)	0.51	(0.70)	–	(0.70)
7/31/2022	11.00	0.48	(0.91)	(0.43)	(0.59)	(0.15)	(0.74)
7/31/2021	10.62	0.51	0.53	1.04	(0.59)	(0.07)	(0.66)

106	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income/ (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.79	7.62	0.65	0.69	7.61	$886,415	140
9.90	11.41	0.65	0.71	8.00	480,252	160
9.64	5.50	0.65	0.86	7.31	92,165	65
9.83	(4.04)	0.71	1.70	4.69	11,090	123
11.00	10.22	0.71	2.00	4.43	9,849	69

9.79	6.83	1.39	1.44	6.87	310,004	140
9.90	10.62	1.36	1.43	7.28	143,009	160
9.64	4.81	1.30	1.48	6.74	25,681	65
9.83	(4.71)	1.42	2.41	4.00	1,399	123
11.00	9.34	1.51	2.91	3.81	1,324	69

9.78	7.83	0.45	0.59	7.82	102,054	140
9.89	11.63	0.45	0.60	8.19	84,124	160
9.63	5.60	0.46	0.73	7.28	28,477	65
9.83	(3.85)	0.51	1.61	5.12	16,197	123
11.00	10.43	0.51	2.03	4.80	6,071	69

9.79	7.92	0.37	0.40	7.90	439,456	140
9.90	11.70	0.36	0.42	8.29	235,131	160
9.64	5.75	0.44	0.70	7.13	9	65
9.83	(3.79)	0.47	1.48	4.92	9	123
11.00	10.50	0.44	1.97	5.01	11	69

9.77	7.83	0.45	0.49	7.82	6,853,400	140
9.88	11.63	0.45	0.51	8.19	4,250,474	160
9.62	5.60	0.45	0.61	7.68	1,054,582	65
9.82	(3.94)	0.51	1.54	5.14	2,061	123
11.00	10.44	0.51	2.02	4.94	550	69

9.79	7.31	0.95	0.99	7.31	921	140
9.90	11.08	0.95	1.01	7.73	207	160
9.64	5.19	0.95	1.23	6.99	63	65
9.83	(4.31)	1.01	2.02	4.38	10	123
11.00	9.88	1.01	2.52	4.43	11	69

9.79	7.56	0.70	0.74	7.58	94	140
9.90	11.35	0.70	0.76	7.98	128	160
9.64	5.46	0.73	1.01	6.89	9	65
9.83	(4.08)	0.76	1.75	4.61	9	123
11.00	10.15	0.76	2.26	4.69	11	69

See Notes to Financial Statements.	107

Financial Highlights (concluded)

SHORT DURATION HIGH YIELD FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income/ (loss)(a)	Net realized and unrealized gain/(loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distributions
Class R5
7/31/2025	$9.90	$0.76	$(0.01)	$0.75	$(0.81)	$(0.05)	$(0.86)
7/31/2024	9.64	0.80	0.27	1.07	(0.81)	–	(0.81)
7/31/2023	9.83	0.69	(0.16)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51	(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.54	0.53	1.07	(0.61)	(0.07)	(0.68)
Class R6
7/31/2025	9.90	0.77	(0.02)	0.75	(0.81)	(0.05)	(0.86)
7/31/2024	9.64	0.81	0.27	1.08	(0.82)	–	(0.82)
7/31/2023	9.83	0.72	(0.19)	0.53	(0.72)	–	(0.72)
7/31/2022	11.00	0.51	(0.91)	(0.40)	(0.62)	(0.15)	(0.77)
7/31/2021	10.61	0.52	0.56	1.08	(0.62)	(0.07)	(0.69)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.

108	See Notes to Financial Statements.

		Ratios to Average Net Assets:			Supplemental Data:

Net asset value, end of period	Total return (%)(b)	Total expenses after waivers and/or reim- bursements (%)	Total expenses (%)	Net invest- ment income/ (loss) (%)	Net assets, end of period (000)	Portfolio turnover rate (%)

$9.79	7.84	0.44	0.51	7.75	$3,344	140
9.90	11.63	0.45	0.51	8.19	234	160
9.64	5.72	0.47	0.75	7.14	9	65
9.83	(3.83)	0.51	1.49	4.86	9	123
11.00	10.43	0.51	2.01	4.94	11	69

9.79	7.92	0.37	0.40	7.89	12,126	140
9.90	11.71	0.36	0.42	8.25	5,888	160
9.64	5.74	0.43	0.58	7.47	796	65
9.83	(3.80)	0.47	1.48	4.90	169	123
11.00	10.50	0.44	1.85	4.81	192	69

See Notes to Financial Statements.	109

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001.

The Trust currently consists of eight funds as of July 31, 2025. This report covers the following four funds (each, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	A, C, F, F3, I and R6
Lord Abbett International Growth Fund (“International Growth Fund”)	A, C, F, F3, I, R3, R4, R5 and R6
Lord Abbett Investment Grade Floating Rate Fund (“Investment Grade Floating Rate Fund”)	A, C, F, F3, I, R5 and R6
Lord Abbett Short Duration High Yield Fund (“Short Duration High Yield Fund”)	A, C, F, F3, I, R3, R4, R5 and R6

As of July 31, 2025, each Fund is diversified within the meaning of the 1940 Act. Effective February 7, 2025, Emerging Markets Equity Fund’s classification changed from non-diversified to diversified.

Emerging Markets Equity Fund’s and International Growth Fund’s investment objective is to seek long-term capital appreciation. Investment Grade Floating Rate Fund’s investment objective is to seek a high level of current income. Short Duration High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the Class C shares have been held at least eight years.

Basis of Preparation

The Funds are investment companies and apply the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize

Notes to Financial Statements (continued)

revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Funds is Lord Abbett & Co. LLC (“Lord Abbett”) through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and that the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ Schedules of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets and Financial Highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps (“swaptions”) are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Notes to Financial Statements (continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Pricing Committee may also use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of July 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

(b)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 shares bear their class-specific share of shareholder servicing expenses. Class A, C, F, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(c)

Floating Rate Loans–Each Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. Each Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or Secured Overnight Financing Rate (“SOFR”).

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded loan commitments are not recognized as an asset on the Statements of Assets and Liabilities. Unrealized appreciation/ (depreciation) on unfunded loan commitments is presented, if any, on the Statements of Assets and Liabilities and represents mark to market of the unfunded portion of each Fund’s floating rate notes.

		Investment Grade Floating Rate Fund
Borrower	Principal Amount	Market Value	Cost	Unrealized Appreciation
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan	$933,333	$920,939	$919,333	$1,606

(d)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain/(loss), if applicable, is included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies in each Fund’s Statement of Operations. The

Notes to Financial Statements (continued)

resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain/(loss) on foreign currency related transactions in each Fund’s Statement of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

Each Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(e)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed each Fund’s tax positions for all open tax years and has determined that as of July 31, 2025, no liability for Federal Income tax is required in each Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. Each Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon each Fund’s jurisdiction.

(f)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statements of Operations. Withholding taxes on foreign interest and dividends, if applicable, have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(g)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, each Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

(h)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains/(losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. DERIVATIVE TRANSACTIONS

Derivatives–During the fiscal year, the Funds used derivative instruments including forward foreign currency exchange contracts, futures contracts and swap contracts in connection with their investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing the Funds to close out their position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Funds’ Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Notes to Financial Statements (continued)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark-to-market gains to the Funds.

Forward Foreign Currency Exchange Contracts–The Funds are exposed to foreign currency risks associated with some or all of their portfolio investments and, during the fiscal year, used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Funds’ forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

Futures Contracts–The Funds may enter into futures contracts to manage and hedge interest rate risk associated with portfolio investments. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Net change in unrealized appreciation/(depreciation) on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The use of futures contracts exposes the Funds to equity price, foreign exchange and interest rate risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction;

Notes to Financial Statements (continued)

therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

Swap Contracts–The Funds may engage in swap transactions to manage credit and interest rate (e.g., duration, yield curve) risks within their respective portfolios. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between a fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Funds are recorded as assets or liabilities, respectively, on the Statements of Assets and Liabilities and are amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedules of Investments, while cash deposited, which is considered restricted, is reported as Deposits with brokers for swap contracts collateral on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Net change in unrealized appreciation/(depreciation) on swap contracts on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Funds’ OTC swap contracts are subject to master netting arrangements.

Credit Default Swap Contracts–During the year, the Funds listed in the tables below entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/ moratorium, obligation acceleration and obligation default.

Notes to Financial Statements (continued)

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with an identical reference obligation.

Interest Rate Swap Contracts–During the year, the Funds listed in the tables below entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of their portfolios. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate, while the other is typically based on a fixed interest rate.

Options–During the year, the Funds listed in the below table have purchased over-the-counter put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When a Fund writes (sells) an option, an amount equal to the premium received by each Fund is recorded as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, each Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by each Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract. Realized and net change in unrealized gains and losses on purchased options are included in Net realized and Net change in unrealized appreciation/(depreciation) on investments, respectively, in the Funds’ Statements of Operations.

Notes to Financial Statements (continued)

Summary of Derivatives Information–As of July 31, 2025, the Funds in the tables below had the following derivatives at fair value, grouped into appropriate risk categories and respective location on the Statements of Assets and Liabilities:

		Investment Grade Floating Rate Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Interest Rate Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	$790,952	$–	$–
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	196,188	–
Futures Contracts(2)	Payable, variation margin for futures contracts	47,152	–	–
Options Purchased	Investments in securities, at fair value	–	–	358,056
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	–	–	7,526,007
Futures Contracts(2)	Payable, variation margin for futures contracts	119,709	–	–
		Short Duration High Yield Fund
Asset Derivatives	Statements of Assets and Liabilities Location	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Centrally Cleared Credit Default Swap Contracts(1)	Receivable, variation margin for centrally cleared swap contracts agreements	$–	$–	$22,472
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	–	11,194,905	–
Futures Contracts(2)	Payable, variation margin for futures contracts	107,931	–	–
Liability Derivatives
Forward Foreign Currency Exchange Contracts	Unrealized depreciation on forward foreign currency exchange contracts	–	4,230,715	–
Futures Contracts(2)	Payable, variation margin for futures contracts	3,933,052	–	–
(1)	Includes cumulative unrealized appreciation/(depreciation) of centrally cleared swap contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
(2)	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (continued)

The following tables present the effect of derivatives for each Fund on the Statements of Operations for the fiscal year ended July 31, 2025:

		Investment Grade Floating Rate Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
CPI/Interest Rate Swap Contracts	Net realized gain/(loss) on swap contracts	$183,620	$–	$–
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	–	–	(2,169,032)
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	15,605	–
Futures Contracts	Net realized gain/(loss) on futures contracts	(472,031)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation) on Derivatives
CPI/Interest Rate Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	(141,192)	–	–
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	(1,277,141)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	195,358	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(54,591)	–	–
Options Purchased	Net change in unrealized appreciation/(depreciation) on investments	–	–	(255,144)
Derivatives volume calculated based on the number of contracts or notional amounts
CPI/Interest Rate Swap Contracts		$27,467,846	–	–
Credit Default Swap Contracts		–	–	$119,890,231
Forward Foreign Currency Exchange Contracts		–	$2,122,361	–
Futures Contracts		180	–	–
Options Purchased		–	–	$75,000,000

Notes to Financial Statements (continued)

		Short Duration High Yield Fund
	Statements of Operations Location	Inflation Linked/ Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Amount of Realized Gain/(Loss) on Derivatives
Credit Default Swap Contracts	Net realized gain/(loss) on swap contracts	$–	$–	$5,323,247
Forward Foreign Currency Exchange Contracts	Net realized gain/(loss) on forward foreign currency exchange contracts	–	(22,579,259)	–
Futures Contracts	Net realized gain/(loss) on futures contracts	(16,188,224)	–	–
Options Purchased	Net realized gain/(loss) on investments	(41,850)	–	–
Amount of Change in Unrealized Appreciation/(Depreciation)
Credit Default Swap Contracts	Net change in unrealized appreciation/(depreciation) on swap contracts	–	–	(457,769)
Forward Foreign Currency Exchange Contracts	Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts	–	7,158,003	–
Futures Contracts	Net change in unrealized appreciation/(depreciation) on futures contracts	(2,630,996)	–	–
Derivatives volume calculated based on the number of contracts or notional amounts
Credit Default Swap Contracts		–	–	$275,649,846
Forward Foreign Currency Exchange Contracts		–	$510,538,650	–
Futures Contracts		5,167	–	–
Options Purchased		$19,230,769	–	–
Disclosures About Offsetting Assets and Liabilities–The FASB requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statements of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the

Notes to Financial Statements (continued)

agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty:

		Investment Grade Floating Rate Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
OTC Options Purchased	$358,056	$–	$358,056
Forward Foreign Currency Exchange Contracts	196,188	–	196,188
Total	$554,244	$–	$554,244

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Goldman Sachs	$358,056	$–	$(300,000)	$–	$58,056
Morgan Stanley	196,188	–	–	–	196,188
Total	$554,244	$–	$(300,000)	$–	$254,244

		Short Duration High Yield Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$11,194,905	$–	$11,194,905
Total	$11,194,905	$–	$11,194,905

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Bank of America	$195,605	$(195,605)	$–	$–	$–
Goldman Sachs	38,792	(38,792)	–	–	–
Morgan Stanley	1,406,988	(1,275,170)	(50,000)	–	81,818
State Street Bank and Trust	9,553,520	(496,435)	–	(8,260,752)	796,333
Total	$11,194,905	$(2,006,002)	$(50,000)	$(8,260,752)	$878,151

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,230,715	$–	$4,230,715
Total	$4,230,715	$–	$4,230,715

Notes to Financial Statements (continued)

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty		Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$318,226	$(195,605)	$(122,621)	$–	$–
Goldman Sachs	1,549,826	(38,792)	(1,400,000)	–	111,034
Morgan Stanley	1,275,170	(1,275,170)	–	–	–
State Street Bank and Trust	496,435	(496,435)	–	–	–
Toronto Dominion Bank	591,058	–	(300,000)	–	291,058
Total	$4,230,715	$(2,006,002)	$(1,822,621)	$–	$402,092

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets/(liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of July 31, 2025.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of July 31, 2025.

4.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Equity Fund

First $3 billion	.65%
Over $3 billion	.60%

International Growth Fund

First $1 billion	.45%
Over $1 billion	.42%

Investment Grade Floating Rate Fund

First $1 billion	.25%
Next $1 billion	.22%
Over $2 billion	.21%

Short Duration High Yield Fund

First $1 billion	.35%
Over $1 billion	.31%

For the fiscal year ended July 31, 2025, the effective management fee, net of any applicable waivers, was at the following annualized rate of each Fund’s average daily net assets:

Net Effective Management Fee
Emerging Markets Equity Fund	.00%
International Growth Fund	.00%
Investment Grade Floating Rate Fund	.16%
Short Duration High Yield Fund	.27%

Notes to Financial Statements (continued)

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly.

For the fiscal year ended July 31, 2025 and continuing through November 30, 2025, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit the total net annual operating expenses, excluding certain of the Funds’ expenses, to the following annual rates:

	Effective December 1, 2024		Prior to December 1, 2024
	Classes		Classes
Fund	A, C, F, I, R3, R4 and R5	F3 and R6	A, C, F, I, R3, R4 and R5	F3 and R6
Emerging Markets Equity Fund	.90%	.89%	.90%	.82%
International Growth Fund	.70%	.68%	.70%	.64%
Investment Grade Floating Rate Fund	.35%	.34%	.35%	.28%
Short Duration High Yield Fund	.45%	.37%	.45%	.36%

All contractual fee waivers and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Board.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R3 and R4 shares pursuant to Rule 12b-1 under the 1940 Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class R3	Class R4
Service	.15%/.25%(3)	.25%	–	.25%	.25%
Distribution	.05%(4)	.75%	.10%	.25%	–

*	The Funds may designate a portion of the aggregate fees attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The 12b-1 fees that Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay on Class C shares is a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to shares held less than 1 year and 0.80% of each Fund’s average daily net assets attributable to shares held for one year or more. All Class C shareholders of each Fund will bear 12b-1 fees at the same rate.
(2)	For the fiscal year ended July 31, 2025 and continuing through November 30, 2025, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F shares. This agreement may be terminated only by the Board.
(3)	The 12b-1 service fees on Class A shares that Investment Grade Floating Rate Fund and Short Duration High Yield Fund pay are 0.15% of each Fund’s average daily net assets and for Emerging Markets Equity Fund and International Growth Fund, 0.25% of each Fund’s average daily net assets.
(4)	Not applicable for Emerging Markets Equity Fund or International Growth Fund.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Notes to Financial Statements (continued)

Commissions

The Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, during the fiscal year ended July 31, 2025:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Equity Fund	$364	$1,806
International Growth Fund	335	1,807
Investment Grade Floating Rate Fund	79,980	1,667,416
Short Duration High Yield Fund	273,998	3,902,794

The Distributor received the following amounts of CDSCs for the fiscal year ended July 31, 2025:

	Class A	Class C
Emerging Markets Equity Fund	$–	$21
International Growth Fund	–	–
Investment Grade Floating Rate Fund	17,450	4,263
Short Duration High Yield Fund	124,923	96,967

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

5.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Equity Fund	$58,598	$–	$–	$58,598
International Growth Fund	8,888	–	–	8,888
Investment Grade Floating Rate Fund	65,990,684	28,477	–	66,019,161
Short Duration High Yield Fund	629,399,728	604,376	–	630,004,104

The tax character of distributions paid during the fiscal year ended July 31, 2024 was as follows:

Fund	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Emerging Markets Equity Fund	$70,708	$–	$–	$70,708
International Growth Fund	14,281	–	–	14,281
Investment Grade Floating Rate Fund	964,929	29,701	–	994,630
Short Duration High Yield Fund	241,396,238	–	–	241,396,238

Notes to Financial Statements (continued)

As of July 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (Loss)
Emerging Markets Equity Fund	$41,389	$–	$(332,683)	$1,432,501	$(773)	$1,140,434
International Growth Fund	9,506	–	(393,648)	798,577	(1,140)	413,295
Investment Grade Floating Rate Fund	56,668	–	(1,278,689)	(841,339)	(12,842)	(2,076,202)
Short Duration High Yield Fund	12,375,761	–	(65,379,142)	24,050,434	(2,680,313)	(31,633,260)

Net capital losses recognized by the Funds may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
Emerging Markets Equity Fund	$(332,683)	$–	$(332,683)
International Growth Fund	(393,648)	–	(393,648)
Investment Grade Floating Rate Fund	–	–	–
Short Duration High Yield Fund	–	–	–

At each Fund’s election, certain losses incurred within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Funds incurred and will elect to defer qualified late-year ordinary losses and/or post-October capital losses as follows:

Fund	Late-Year Ordinary Losses	Short-Term Losses	Long-Term Losses
Emerging Markets Equity Fund	$–	$–	$–
International Growth Fund	–	–	–
Investment Grade Floating Rate Fund	–	(1,092,577)	(186,112)
Short Duration High Yield Fund	–	(48,028,418)	(17,350,724)

As of July 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/ (depreciation) for each Fund are shown below.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$4,874,197	$1,577,268	$(108,995)	$1,468,273
International Growth Fund	2,610,872	828,898	(27,137)	801,761
Investment Grade Floating Rate Fund	2,857,776,433	7,521,878	(8,362,959)	(841,081)
Short Duration High Yield Fund	8,864,346,028	140,640,481	(116,545,601)	24,094,880

Permanent items identified, as shown below, have been reclassified among the components of net assets based on their tax treatment. The permanent differences are primarily attributable to tax treatment of certain distributions and net operating loss.

Fund	Total Distributable Earnings/(Loss)	Paid-in Capital
Emerging Markets Equity Fund	$–	$–
International Growth Fund	–	–
Investment Grade Floating Rate Fund	127	(127)
Short Duration High Yield Fund	–	–

Notes to Financial Statements (continued)

6.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended July 31, 2025 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Equity Fund	$–	$4,596,589	$–	$4,482,726
International Growth Fund	–	4,118,674	–	3,855,001
Investment Grade Floating Rate Fund	570,093,362	3,580,118,933	378,136,606	1,022,834,034
Short Duration High Yield Fund	3,398,502,453	9,915,068,079	3,571,540,561	6,587,055,425
*	Includes U.S. Government sponsored enterprises securities.

Each Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the 1940 Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended July 31, 2025, the Funds did not engage in cross-trade purchases or sales.

7.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Funds. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statements of Operations and in Trustees’ fees payable in the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	LINE OF CREDIT

For the period ended June 5, 2025, the Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser

Notes to Financial Statements (continued)

of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2025, the Funds did not utilize the Syndicated Facility or Bilateral Facility.

9.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended July 31, 2025, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

10.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Funds’ custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

11.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income in each Fund’s Statement of Operations.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Financial Statements (continued)

As of July 31, 2025, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received(1)
Investment Grade Floating Rate Fund	$856,913	$884,000
Short Duration High Yield Fund	268,650,784	283,088,623
(1)	Statements of Assets and Liabilities location: Collateral due to broker for securities lending.

12.	INVESTMENT RISKS

Each of the Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Funds invest. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Funds may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after a fund purchases its securities. A default, or concerns in the market about an increase in the risk of default, may result in losses to the Funds. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of the Funds’ investments will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Large company stocks, in which the International Growth Fund may invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks.

Each Fund is subject to the risks of investing in foreign securities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, economic, political, and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, foreign taxes, and higher transaction costs. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions, threat thereof or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market companies.

Each of the Investment Grade Floating Rate Fund and Short Duration High Yield Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the

Notes to Financial Statements (continued)

Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Funds may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, a Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

Each of the Emerging Markets Equity Fund and International Growth Fund is subject to the risks of investing in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. Growth stocks often are more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, prices of growth stocks typically fall. Growth stocks may be more volatile than securities of slower-growing issuers.

The Short Duration High Yield Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful may depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Notes to Financial Statements (continued)

The Investment Grade Floating Rate Fund and Short Duration High Yield Fund may invest in loans, which include, among other things, loans to U.S. or foreign corporations, partnerships, other business entities, or to U.S. and non-U.S. governments. Each Fund may invest in fixed rate and variable rate loans and floating or adjustable rate loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Floating rate or adjustable rate senior loans are subject to increased credit and liquidity risks. The loans in which the Short Duration High Yield Fund invests will usually be rated below investment grade or may also be unrated. Below investment grade loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. The Short Duration High Yield Fund may also invest in, or obtain exposure to, obligations that may be “covenant-lite,” which means such obligations lack certain financial maintenance covenants. Should a loan held by the Fund begin to deteriorate in quality, the Fund’s ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment. The Investment Grade Floating Rate Fund may also invest in, or obtain exposure to, collateralized loan obligations (“CLOs”) and may be subject to the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments, and include interest rate risk, credit risk, liquidity risk, prepayment risk, and the risk of default of the underlying asset, among others.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of a Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of each Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of each Fund and its service providers, adversely affect the value and liquidity of each Fund’s investments and negatively impact each Fund’s performance and your investment in each Fund.

Notes to Financial Statements (continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Equity Fund		Year Ended July 31, 2025		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,827	$232,000	13,644	$188,085
Reinvestment of distributions	213	3,375	265	3,707
Shares reacquired	(22,989)	(386,679)	(6,243)	(92,606)
Increase (decrease)	(8,949)	$(151,304)	7,666	$99,186
Class C Shares
Shares sold	6,757	$106,715	97	$1,450
Reinvestment of distributions	19	298	10	136
Shares reacquired	(491)	(7,831)	(64)	(982)
Increase	6,285	$99,182	43	$604
Class I Shares
Shares sold	2,920	$46,070	–	$–
Reinvestment of distributions	2	28	–	–
Increase	2,922	$46,098	–	$–
International Growth Fund		Year Ended July 31, 2025		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	10,175	$156,338	11,983	$145,539
Reinvestment of distributions	99	1,417	258	3,226
Shares reacquired	(15,087)	(225,957)	(32,120)	(392,441)
Decrease	(4,813)	$(68,202)	(19,879)	$(243,676)
Class C Shares
Shares sold	599	$8,636	2,967	$38,686
Shares reacquired	(1,078)	(16,035)	(1,152)	(15,136)
Increase (decrease)	(479)	$(7,399)	1,815	$23,550
Class I Shares
Shares sold	31,512	$465,782	547	$7,705
Reinvestment of distributions	65	927	115	1,440
Shares reacquired	(31,641)	(461,730)	(4,854)	(60,212)
Increase (decrease)	(64)	$4,979	(4,192)	$(51,067)
Class R3 Shares
Shares sold	33	$472	28	$375
Reinvestment of distributions	–	–	1	9
Shares reacquired	(2)	(32)	–	–
Increase	31	$440	29	$384
Class R6 Shares
Shares sold	22,202	$321,437	1,729	$23,144
Reinvestment of distributions	25	359	27	348
Shares reacquired	(428)	(6,134)	(8,745)	(104,336)
Increase (decrease)	21,799	$315,662	(6,989)	$(80,844)

Notes to Financial Statements (continued)

Investment Grade Floating Rate Fund		Year Ended July 31, 2025		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	24,026,827	$246,241,404	288,310	$2,938,566
Reinvestment of distributions	488,865	5,007,048	11,332	115,459
Shares reacquired	(3,376,654)	(34,623,598)	(12,643)	(129,135)
Increase	21,139,038	$216,624,854	286,999	$2,924,890
Class C Shares
Shares sold	4,273,064	$43,785,704	7,621	$77,854
Reinvestment of distributions	77,332	791,818	30	307
Shares reacquired	(308,628)	(3,162,272)	(1,169)	(11,854)
Increase	4,041,768	$41,415,250	6,482	$66,307
Class F Shares
Shares sold	8,750,785	$89,771,601	49,992	$510,285
Reinvestment of distributions	236,366	2,421,240	711	7,239
Shares reacquired	(1,730,052)	(17,671,933)	(4,048)	(41,239)
Increase	7,257,099	$74,520,908	46,655	$476,285
Class F3 Shares
Shares sold	6,592,750	$67,412,232	–	$–
Reinvestment of distributions	62,380	638,519	–	–
Shares reacquired	(168,016)	(1,718,321)	–	–
Increase	6,487,114	$66,332,430	–	$–
Class I Shares
Shares sold	260,778,166	$2,673,110,991	2,581,066	$26,398,064
Reinvestment of distributions	5,548,143	56,821,808	9,930	101,588
Shares reacquired	(45,844,573)	(469,115,850)	(26,880)	(274,655)
Increase	220,481,736	$2,260,816,949	2,564,116	$26,224,997
Class R5 Shares
Shares reacquired	(1,462)	(15,000)	–	–
Decrease	(1,462)	$(15,000)	–	$–
Class R6 Shares
Shares reacquired	(141,326)	(1,450,000)	–	–
Decrease	(141,326)	$(1,450,000)	–	$–
Short Duration High Yield Fund		Year Ended July 31, 2025		Year Ended July 31, 2024
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	65,789,148	$648,074,776	42,395,026	$413,714,475
Reinvestment of distributions	6,056,436	59,488,534	2,127,012	20,807,440
Shares reacquired	(29,817,383)	(289,542,910)	(5,560,295)	(54,315,393)
Increase	42,028,201	$418,020,400	38,961,743	$380,206,522
Class C Shares
Shares sold	20,537,998	$202,650,311	12,244,212	$119,643,772
Reinvestment of distributions	1,856,919	18,229,163	549,138	5,371,788
Shares reacquired	(5,175,539)	(50,396,305)	(1,007,780)	(9,850,673)
Increase	17,219,378	$170,483,169	11,785,570	$115,164,887

Notes to Financial Statements (concluded)

Short Duration High Yield Fund		Year Ended July 31, 2025		Year Ended July 31, 2024
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	10,152,944	$100,511,703	8,950,714	$86,916,794
Reinvestment of distributions	1,009,767	9,928,923	452,104	4,407,784
Shares reacquired	(9,233,151)	(89,992,927)	(3,853,499)	(37,159,617)
Increase	1,929,560	$20,447,699	5,549,319	$54,164,961
Class F3 Shares
Shares sold	28,075,338	$276,315,096	24,764,409	$240,889,670
Reinvestment of distributions	2,986,504	29,337,476	972,336	9,530,401
Shares reacquired	(9,935,426)	(96,722,281)	(1,991,804)	(19,530,583)
Increase	21,126,416	$208,930,291	23,744,941	$230,889,488
Class I Shares
Shares sold	484,812,443	$4,767,046,275	387,990,386	$3,775,170,879
Reinvestment of distributions	49,757,568	487,874,721	20,277,680	197,844,593
Shares reacquired	(263,376,322)	(2,549,461,260)	(87,547,649)	(850,916,993)
Increase	271,193,689	$2,705,459,736	320,720,417	$3,122,098,479
Class R3 Shares
Shares sold	87,261	$866,878	13,499	$132,478
Reinvestment of distributions	7,412	72,769	1,009	9,875
Shares reacquired	(21,412)	(208,996)	(145)	(1,423)
Increase	73,261	$730,651	14,363	$140,930
Class R4 Shares
Shares sold	447	$4,376	11,487	$112,002
Reinvestment of distributions	921	9,077	658	6,443
Shares reacquired	(4,624)	(45,896)	(173)	(1,696)
Increase (decrease)	(3,256)	$(32,443)	11,972	$116,749
Class R5 Shares
Shares sold	359,845	$3,474,881	22,218	$218,838
Reinvestment of distributions	9,020	88,170	452	4,448
Shares reacquired	(50,803)	(486,342)	(4)	(39)
Increase	318,062	$3,076,709	22,666	$223,247
Class R6 Shares
Shares sold	878,329	$8,651,746	552,642	$5,408,032
Reinvestment of distributions	76,258	748,773	5,889	58,036
Shares reacquired	(310,587)	(3,017,695)	(46,073)	(449,454)
Increase	644,000	$6,382,824	512,458	$5,016,614

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Lord Abbett Trust I comprising the Lord Abbett Emerging Markets Equity Fund, Lord Abbett International Growth Fund, Lord Abbett Investment Grade Floating Rate Fund, and Lord Abbett Short Duration High Yield Fund (the “Funds”), including the schedules of investments, as of July 31, 2025, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended for Lord Abbett Short Duration High Yield Fund, and for the periods indicated in the table below for Lord Abbett Emerging Markets Equity Fund, Lord Abbett International Growth Fund and Lord Abbett Investment Grade Floating Rate Fund, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting Lord Abbett Trust I as of July 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising Lord Abbett Trust I	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Lord Abbett Emerging Markets Equity Fund	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, 2023, and the period from March 2, 2022 (commencement of operations) through July 31, 2022
Lord Abbett International Growth Fund	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, 2023, 2022, and the period from June 18, 2021 (commencement of operations) through July 31, 2021
Lord Abbett Investment Grade Floating Rate Fund	For the year ended July 31, 2025	For the years ended July 31, 2025 and 2024	For the years ended July 31, 2025, 2024, and the period from May 1, 2023 (commencement of operations) through July 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the period.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Company or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) for each Fund, information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of one or more appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund (in the case of Short Duration High Yield Fund); and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to each Fund, including investment research, portfolio management and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. The Board observed that differences in fee rates between these clients and the Lord Abbett Funds are not uniform when examined on a fund-by-fund basis, suggesting that differences in the pricing of investment management services to these clients may reflect a variety of factors, including historical competitive forces operating in separate marketplaces. The Board considered the fact that in many instances, fee rates are higher on average for mutual fund clients than for other clients. The Board did not rely on these comparisons to any significant extent in reaching their decision. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and an appropriate benchmark as of the one-year period ended June 30, 2024. As to each of the Short Duration High Yield Fund and International Growth Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one- and three-year periods. As to each of the Emerging Markets Equity Fund and Investment Grade Floating Rate Fund, the Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-year period. In each case, the Board considered Lord Abbett’s explanation of the Fund’s performance. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that each Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline, and other services provided to each Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each of Short Duration High Yield Fund, Emerging Markets Equity Fund, and International Growth Fund, the Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. As to

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Investment Grade Floating Rate Fund, the Board observed that the net total expense ratio of the Fund was below the median of the expense peer group and that the actual management fee of the Fund was equal to the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fee schedule in place for each Fund was reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered each Fund’s existing management fee schedule, with one or more contractual breakpoints in the level of management fee, and the Fund’s expense limitation agreement. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of each Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from each Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, that the Distributor may retain a portion of the 12b-1 fees it receives, and that the Distributor receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions that are eligible for the corporate dividend received deduction (DRD) and qualified dividend income (QDI) for individual shareholders:

Fund Name	DRD	QDI
Emerging Markets Equity Fund	0%	90%
International Growth Fund	0%	100%
Investment Grade Floating Rate Fund	0%	0%
Short Duration High Yield Fund	0%	0%

For foreign shareholders, the percentages below reflect the portion of net investment income distributions that represent interest-related dividends:

Fund Name	Interest-related dividends
Emerging Markets Equity Fund	0%
International Growth Fund	0%
Investment Grade Floating Rate Fund	41%
Short Duration High Yield Fund	69%

Of the distributions paid to the shareholders during the most recently ended fiscal year, the following amounts represent long-term capital gains:

Fund Name	Long-Term Capital Gains
Emerging Markets Equity Fund	$ –
International Growth Fund	–
Investment Grade Floating Rate Fund	28,477
Short Duration High Yield Fund	604,376

The Funds listed below intend to pass through foreign source income and foreign taxes as follows:

Fund Name	Foreign Source Income	Foreign Taxes
Emerging Markets Equity Fund	$78,745	$28,567
International Growth Fund	15,132	5,621
Investment Grade Floating Rate Fund	–	–
Short Duration High Yield Fund	–	–

Lord Abbett Trust I

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Emerging Markets Equity Fund International Growth Fund Investment Grade Floating Rate Fund Short Duration High Yield Fund	TRUST-I-2 (09/25)

LORD ABBETT
FINANCIAL STATEMENTS
AND OTHER IMPORTANT
INFORMATION

Lord Abbett
Diversification Shares – Enhanced Municipal Yield
Completion Fund

For the fiscal year ended July 31, 2025

Table of Contents

1	Schedule of Investments (Item 7)

13	Statement of Assets and Liabilities (Item 7)

14	Statement of Operations (Item 7)

15	Statements of Changes in Net Assets (Item 7)

16	Financial Highlights (Item 7)

18	Notes to Financial Statements (Item 7)

27	Report of Independent Registered Public Accounting Firm (Item 7)

28	Changes in and Disagreements with Accountants (Item 8)

28	Proxy Disclosures (Item 9)

28	Remuneration Paid to Trustees, Officers, and Others (Item 10)

28	Statement Regarding Basis for Approval of Investment Advisory Contract (Item 11)

Schedule of Investments

July 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.83%

MUNICIPAL BONDS 99.83%

Corporate-Backed 18.09%
Baldwin County Industrial Development Authority - Novelis Corp AL AMT†	5.00%	#(b)	6/1/2055	BB		$2,000,000	$1,997,394
Cabot Citrus Farms Community Development District FL	5.25%		3/1/2029	NR		430,000	435,022
California Infrastructure & Economic Development Bank - Desertxpress Enterprises LLC AMT†	9.50%	#(b)	1/1/2065	NR		1,750,000	1,561,299
Chandler Industrial Development Authority - Intel Corp AZ AMT	4.00%	#(b)	6/1/2049	Baa1		2,270,000	2,258,150
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2027	BB	(c)	1,500,000	1,506,268
Fort Bend County Industrial Development Corp. - NRG Energy Inc TX	4.75%		5/1/2038	Baa2		180,000	176,559
Grapevine Wash Local District - Grapevine Wash Local District Assessment Area No 1 UT†	5.25%		12/1/2044	NR		750,000	696,796
Hobe-St Lucie Conservancy District Unit of Development No 1A	5.60%		5/1/2044	NR		1,900,000	1,876,612
Hobe-St Lucie Conservancy District Unit of Development No 1A FL	4.75%		5/1/2031	NR		980,000	1,007,591
Illinois Finance Authority - LRS Holdings LLC AMT†	7.375%	#(b)	9/1/2042	NR		1,000,000	1,089,894
Industrial Development Board of The City of Kingsport Tennessee - Domtar Paper Co LLC TN AMT†	5.25%	#(b)	12/1/2054	B1		300,000	296,177
Iowa Finance Authority - Howmet Aerospace Inc	4.75%		8/1/2042	Baa1		1,730,000	1,616,182
Iowa Finance Authority - Iowa Fertilizer Co LLC	5.00%		12/1/2050	AA+		100,000	112,935
Louisiana Local Government Environmental Facilities & Community Development Authority - Westlake Corp	3.50%		11/1/2032	BBB+		3,125,000	2,989,343
Maryland Economic Development Corp. - Core Natural Resources Inc†	5.00%	#(b)	7/1/2048	NR		1,200,000	1,206,489
Mission Economic Development Corp. - Natgasoline LLC TX AMT†	4.625%		10/1/2031	BB-		1,100,000	1,100,331
Mississippi Business Finance Corp. - Huntington Ingalls Industries Inc	4.55%		12/1/2028	BBB-		305,000	305,077

See Notes to Financial Statements.	1

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Corporate-Backed (continued)
New Jersey Economic Development Authority - United Airlines Inc	5.25%		9/15/2029	BB		$10,000	$10,010
New York City Industrial Development Agency - TRIPS Obligated Group NY	5.00%		7/1/2028	BBB+		1,010,000	1,010,231
New York Liberty Development Corp. - 3 World Trade Center LLC†	5.00%		11/15/2044	NR		2,600,000	2,492,580
New York Transportation Development Corp. - American Airlines Inc AMT	3.00%		8/1/2031	BB	(c)	1,000,000	919,199
New York Transportation Development Corp. - American Airlines Inc AMT	5.00%		8/1/2031	B+		1,000,000	999,944
New York Transportation Development Corp. - American Airlines Inc AMT	5.375%		8/1/2036	B+		1,000,000	1,018,622
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2035	Baa2		1,225,000	1,240,239
Niagara Area Development Corp. - Reworld Holding Corp NY AMT†	4.75%		11/1/2042	B		1,250,000	1,109,396
Ohio Air Quality Development Authority - American Electric Power Co Inc AMT	2.60%	#(b)	6/1/2041	BBB		115,000	109,470
Parish of St. James - NuStar Logistics LP LA†	6.35%		7/1/2040	BB+		500,000	535,883
Phenix City Industrial Development Board AL	3.625%		5/15/2030	BBB		45,000	44,351
Port of Beaumont Navigation District - Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group TX AMT†	5.00%		1/1/2039	NR		1,100,000	1,028,682
Port of Seattle Industrial Development Corp. - Delta Air Lines Inc WA AMT	5.00%		4/1/2030	BBB-		1,000,000	999,962
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2036	NR		300,000	280,822
Public Finance Authority - Sky Harbour Capital LLC Obligated Group WI AMT	4.00%		7/1/2041	NR		1,000,000	849,846
Tuscaloosa County Industrial Development Authority - Hunt Refining Co AL†	5.25%		5/1/2044	NR		1,100,000	1,060,887
Total							33,942,243

Education 8.34%
California School Finance Authority - Aspire Public Schools Obligated Group†	5.00%		8/1/2046	BBB-		335,000	305,574
Capital Trust Agency, Inc. - Renaissance Charter School Inc Series 2019 Obligated Group FL†	5.00%		6/15/2039	NR		830,000	769,672

2	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Education (continued)
Clifton Higher Education Finance Corp. - International Leadership of Texas Inc	5.75%		8/15/2033	Baa3	$1,000,000	$1,001,194
Development Authority Of The City Of Marietta - Life University Inc GA†	5.00%		11/1/2037	Ba3	500,000	472,560
District of Columbia - Georgetown University	5.00%	#(b)	4/1/2060	A-	1,000,000	1,078,971
Florida Higher Educational Facilities Financing Authority - Keiser University Obligated Group†	6.00%		7/1/2045	BB+	2,500,000	2,448,065
Iowa Higher Education Loan Authority - University of Dubuque	5.00%		10/1/2031	BBB-	1,440,000	1,522,660
Massachusetts Development Finance Agency - Emmanuel College/MA	5.00%		10/1/2036	Baa3	1,000,000	994,721
Massachusetts Development Finance Agency - Suffolk University	5.50%		7/1/2041	Baa3	2,995,000	3,063,862
Ohio Air Quality Development Authority - Duke Energy Corp AMT	4.25%	#(b)	11/1/2039	BBB	1,500,000	1,521,874
Public Finance Authority - Wingate University WI	5.25%		10/1/2038	BBB-	1,000,000	971,011
Sierra Vista Industrial Development Authority - American Leadership Academy Inc AZ†	5.00%		6/15/2044	NR	1,670,000	1,507,651
Total						15,657,815

Energy 0.09%
PEFA, Inc. IA	5.00%	#(b)	9/1/2049	A3	170,000	171,795

General Obligation 6.32%
California Community Choice Financing Authority	5.25%	#(b)	1/1/2054	Baa1	210,000	219,219
Chicago Board of Education IL GO	5.00%		12/1/2030	BB+	1,000,000	1,019,148
Chicago Board of Education IL GO	5.00%		12/1/2032	BB+	1,105,000	1,116,301
Chicago Board of Education IL GO	5.00%		12/1/2036	BB+	245,000	237,809
Chicago Board of Education IL GO	5.25%		12/1/2039	BB+	1,495,000	1,468,753
Chicago Board of Education IL GO	7.00%		12/1/2044	BB+	550,000	552,023
City of Chicago IL GO	6.00%		1/1/2044	BBB	1,000,000	1,041,623
Commonwealth of Puerto Rico GO	Zero Coupon		7/1/2033	NR	173,787	120,641
Commonwealth of Puerto Rico GO	4.00%		7/1/2037	NR	607,623	572,654
Commonwealth of Puerto Rico GO	4.00%		7/1/2041	NR	4,996,000	4,357,757
Commonwealth of Puerto Rico GO	5.625%		7/1/2027	NR	180,773	186,361
Commonwealth of Puerto Rico GO	5.625%		7/1/2029	NR	124,000	131,325

See Notes to Financial Statements.	3

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
General Obligation (continued)
Jefferson County Civic Facility Development Corp. - Samaritan Medical Center Obligated NY	5.00%	11/1/2037	BB	$885,000	$837,953
Total					11,861,567

Health Care 17.16%
Berks County Municipal Authority - Tower Health Obligated Group PA	Zero Coupon	6/30/2044	NR	556,000	401,210
Berks County Municipal Authority - Tower Health Obligated Group PA	5.00%	6/30/2039	NR	1,395,000	1,264,566
Bucks County Industrial Development Authority - Grand View Hospital/ Sellersville Obligated Group PA	4.00%	7/1/2046	B+	245,000	197,710
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2030	B-	1,100,000	1,096,166
Buffalo & Erie County Industrial Land Development Corp. - Catholic Health System Obligated Group NY	5.00%	7/1/2040	B-	350,000	331,988
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.00%	12/1/2036	BB	1,000,000	1,001,837
California Statewide Communities Development Authority - Loma Linda University Medical Center Obligated Group†	5.25%	12/1/2048	BB	2,500,000	2,381,179
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.00%	12/1/2026	BB	100,000	101,149
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group†	5.25%	12/1/2043	BB	475,000	466,549
California Statewide Communities Development Authority - Loma Linda University Medical Obligated Group	5.50%	12/1/2054	BB	1,000,000	968,520
City of Colby KS - Citizens Medical Center Inc	5.50%	7/1/2026	NR	100,000	100,267
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2034	BBB+	175,000	175,403
City of Minneapolis - Fairview Health Services Obligated Group MN	5.00%	11/15/2035	BBB+	2,600,000	2,651,923
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	4.00%	7/1/2041	BBB+	290,000	262,280

4	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
Connecticut State Health & Educational Facilities Authority - Nuvance Health Obligated Group	5.00%	7/1/2033	BBB+	$130,000	$135,166
County of Cuyahoga - MetroHealth System OH	5.00%	2/15/2037	Baa2	2,000,000	1,983,803
County of Cuyahoga - MetroHealth System/The OH	5.00%	2/15/2042	Baa2	750,000	710,875
County of Washington - Marietta Area Health Care Inc Obligated Group OH	6.625%	12/1/2042	NR	1,000,000	1,029,159
Doylestown Hospital Authority - Doylestown Hospital Obligated Group PA†	5.00%	7/1/2031	NR	30,000	31,671
Dutchess County Local Development Corp. - Nuvance Health Obligated Group NY	4.00%	7/1/2034	BBB+	500,000	499,284
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2036	A-	500,000	509,256
Greeneville Health & Educational Facilities Board - Ballad Health Obligated Group TN	5.00%	7/1/2037	A-	500,000	507,776
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2033	BBB	1,000,000	1,011,171
Massachusetts Development Finance Agency - Boston Medical Center Corp Obligated Group	5.00%	7/1/2035	BBB	205,000	207,176
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2036	BBB-	2,000,000	1,992,071
Massachusetts Development Finance Agency - Tufts Medicine Obligated Group	5.00%	7/1/2044	BBB-	210,000	195,457
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	4.00%	12/1/2039	BBB+	490,000	449,512
Monroe County Industrial Development Corp. - Rochester Regional Health Obligated Group NY	5.00%	12/1/2032	BBB+	845,000	853,850
New Jersey Economic Development Authority - Bancroft Neurohealth Obligated Group	5.00%	6/1/2036	NR	1,000,000	993,010
New Jersey Health Care Facilities Financing Authority - St Joseph’s Healthcare System Obligated Group	4.00%	7/1/2034	BBB-	500,000	483,970

See Notes to Financial Statements.	5

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Health Care (continued)
New York State Dormitory Authority - Catholic Health System Obligated Group	3.00%	7/1/2033	B-	$160,000	$136,079
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2038	B-	2,175,000	1,879,702
New York State Dormitory Authority - Catholic Health System Obligated Group	4.00%	7/1/2039	B-	1,585,000	1,343,420
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2036	BBB-	175,000	166,177
New York State Dormitory Authority - Montefiore Obligated Group	4.00%	8/1/2038	BBB-	570,000	522,530
New York State Dormitory Authority - White Plains Hospital Obligated Group	5.00%	10/1/2030	BBB-	250,000	267,962
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.00%	8/15/2038	BB	235,000	236,064
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.25%	8/15/2043	BB	2,000,000	1,958,094
Oklahoma Development Finance Authority - OU Medicine Obligated Group	5.50%	8/15/2041	NR	285,000	283,801
Palomar Health Obligated Group CA	5.00%	11/1/2036	B	50,000	44,064
Public Finance Authority - Bancroft Neurohealth Obligated Group WI†	4.625%	6/1/2036	NR	125,000	119,256
Public Finance Authority - RBS Evolution LLC WI†	10.00%	11/1/2038	NR	150,000	168,877
Rhode Island Health & Educational Building Corp. - Care New England Health System Obligated Group	5.00%	9/1/2031	BB-	1,250,000	1,253,206
Vermont Educational & Health Buildings Financing Agency - University of Vermont Health Network Obligated Group	5.00%	12/1/2035	A	500,000	502,511
Wisconsin Health & Educational Facilities Authority - Marshfield Clinic Health System Obligated Group	5.00%	2/15/2029	A+	310,000	331,132
Total					32,206,829

Housing 3.55%
California Housing Finance Agency	3.25%	8/20/2036	BBB	941,663	878,011
Idaho Housing & Finance Association (FHLMC), (FNMA), (GNMA)	6.25%	1/1/2056	Aa1	500,000	560,052
Indiana Finance Authority - SFP-PUFW I LLC	4.00%	7/1/2034	BBB-	250,000	245,596
New Hampshire Business Finance Authority	4.375%	9/20/2036	BBB	996,844	963,518

6	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Housing (continued)
New Hampshire Business Finance Authority	4.75%	#(b)	6/20/2041	AA-	$1,999,403	$1,996,138
New Hampshire Business Finance Authority	5.75%		4/28/2042	BBB	646,020	649,680
New York City Housing Development Corp. - 8 Spruce NY Owner LLC	5.25%		12/15/2031	NR	750,000	768,544
Washington State Housing Finance Commission	3.50%		12/20/2035	BBB+	646,081	607,229
Total						6,668,768

Lease Obligation 0.56%
New Jersey Economic Development Authority - State of New Jersey Motor Vehicle Surcharge Revenue	4.00%		7/1/2034	Baa2	1,080,000	1,048,541

Other Revenue 1.18%
Allentown Neighborhood Improvement Zone Development Authority PA†	6.00%		5/1/2042	NR	1,000,000	973,093
Public Finance Authority - Inperium Inc Obligated Group WI†	5.00%		12/1/2034	NR	225,000	228,685
Public Finance Authority - Inperium Inc Obligated Group WI†	5.50%		12/1/2044	NR	500,000	484,482
Territory of Guam(d)	5.00%		1/1/2036	Baa3	500,000	529,599
Total						2,215,859

Pollution Control 0.25%
Finance Authority of Maine - Casella Waste Systems Inc AMT†	4.625%	#(b)	12/1/2047	B+	500,000	478,505

Special Tax 1.42%
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	385,000	382,827
Allentown Neighborhood Improvement Zone Development Authority PA†	5.25%		5/1/2042	NR	250,000	239,748
Industrial Development Authority of the City of St. Louis Missouri	3.875%		11/15/2029	NR	265,000	253,505
Industrial Development Authority of the City of St. Louis Missouri	4.375%		11/15/2035	NR	575,000	519,462
Peninsula Town Center Community Development Authority VA†	4.50%		9/1/2028	NR	160,000	161,391
West Villages Improvement District Unit of Development No 7 FL	4.25%		5/1/2029	NR	410,000	414,360

See Notes to Financial Statements.	7

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Special Tax (continued)
Wolf Creek Infrastructure Financing District No. 1 Wolf Creek Assessment Area 1 UT	5.75%	12/1/2044	NR		$700,000	$684,162
Total						2,655,455

Tax Revenue 3.73%
Matching Fund Special Purpose Securitization Corp. - United States Virgin Islands Federal Excise Tax	5.00%	10/1/2032	NR		1,000,000	1,021,162
Mida Mountain Village Public Infrastructure District - Military Installation Development Auth Military Recreation Fac Project Area UT Tax Allocation†	5.50%	6/15/2039	NR		375,000	373,260
Military Installation Development Authority - Military Installation Development Auth Military Recreation Fac Project Area UT	4.00%	6/1/2041	NR		1,250,000	1,088,549
Public Finance Authority - Southeast Overtown Park West Community Redevelopment Agency WI Tax Allocation†	5.00%	6/1/2041	NR		1,100,000	1,071,043
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		701,000	652,485
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	NR		872,000	811,650
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.50%	7/1/2034	NR		1,976,000	1,975,901
Total						6,994,050

Tobacco 1.55%
Buckeye Tobacco Settlement Financing Authority OH	5.00%	6/1/2055	NR		730,000	593,805
Nassau County Tobacco Settlement Corp. NY	5.25%	6/1/2026	CCC+		20,114	19,821
Silicon Valley Tobacco Securitization Authority CA	Zero Coupon	6/1/2036	NR		1,000,000	539,201
Tobacco Settlement Financing Corp. VA	5.00%	6/1/2047	B-		2,100,000	1,752,223
Total						2,905,050

Transportation 24.03%
Build NYC Resource Corp. - TrIPs Obligated Group NY AMT	5.50%	7/1/2042	BBB+		1,135,000	1,164,290
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%	6/30/2031	BB+	(c)	2,125,000	2,177,750

8	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Transportation (continued)
California Municipal Finance Authority - LAX Integrated Express Solutions LLC AMT	5.00%		12/31/2035	BB+	(c)	$50,000	$50,352
Chicago O’Hare International Airport	5.00%		1/1/2037	A+		2,845,000	2,881,521
Chicago O’Hare International Airport - TrIPs Obligated Group IL AMT	5.00%		7/1/2038	BBB+		1,000,000	1,002,372
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.00%		7/15/2035	BB		1,750,000	1,749,896
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.25%		7/15/2034	Ba3		1,000,000	1,039,488
City of Houston Airport System Revenue - United Airlines Inc TX AMT	5.50%		7/15/2035	Ba3		500,000	528,843
Eagle County Airport Terminal Corp. CO AMT	5.00%		5/1/2041	Baa2		515,000	497,546
Florida Development Finance Corp. - Brightline Florida Holdings LLC AMT†	8.25%	#(b)	7/1/2057	NR		250,000	212,501
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.125%	#(b)	12/1/2050	BBB+		1,200,000	1,150,316
Illinois Finance Authority - Centerpoint Joliet Terminal Railroad LLC AMT†	4.80%	#(b)	12/1/2043	BBB+		4,250,000	4,248,687
Maryland Economic Development Corp. - Purple Line Transit Partners LLC AMT	5.00%		11/12/2028	Baa3		785,000	793,420
New Jersey Economic Development Authority - DRP Urban Renewal 4 LLC AMT†	6.375%		1/1/2035	NR		1,000,000	1,016,283
New York City Transitional Development Corp. - JFK NTO LLC NY AMT	6.00%		6/30/2054	Baa3		1,395,000	1,417,630
New York Transportation Development Corp. - Delta Air Lines Inc AMT	4.00%		1/1/2036	Baa2		150,000	139,502
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.00%		10/1/2040	Baa2		1,235,000	1,215,181
New York Transportation Development Corp. - Delta Air Lines Inc AMT	5.625%		4/1/2040	Baa2		2,400,000	2,462,710
New York Transportation Development Corp. - Delta Air Lines Inc AMT	6.00%		4/1/2035	Baa2		1,145,000	1,240,543
New York Transportation Development Corp. - JFK International Air Terminal LLC	4.00%		12/1/2040	Baa1		2,000,000	1,835,287
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2032	Baa1		2,370,000	2,558,330
New York Transportation Development Corp. - JFK International Air Terminal LLC AMT	5.00%		12/1/2036	Baa1		300,000	307,671

See Notes to Financial Statements.	9

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount	Fair Value
Transportation (continued)
New York Transportation Development Corp. - JFK NTO LLC AMT	5.25%	6/30/2041	Baa3	$740,000	$745,219
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2040	Baa3	1,425,000	1,545,343
New York Transportation Development Corp. - JFK NTO LLC AMT	6.00%	6/30/2041	Baa3	1,250,000	1,343,641
New York Transportation Development Corp. - Laguardia Gateway Partner AMT	4.00%	7/1/2033	Baa2	1,000,000	986,269
Pennsylvania Economic Development Financing Authority - Commonwealth of Pennsylvania Department of Transportation AMT	5.25%	6/30/2036	Baa2	105,000	109,731
Pennsylvania Economic Development Financing Authority - PA Bridges Finco LP	5.00%	12/31/2034	BBB	2,240,000	2,249,076
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.50%	9/1/2030	NR	250,000	260,603
Public Finance Authority - Million Air Three Obligated Group WI AMT†	5.75%	9/1/2035	NR	250,000	258,126
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.375%	6/30/2037	Baa1	155,000	161,442
Texas Private Activity Bond Surface Transportation Corp. - NTE Mobility Partners Segments 3 LLC AMT	5.50%	6/30/2040	Baa1	1,900,000	1,951,699
Tulsa Municipal Airport Trust Trustees - American Airlines Inc OK AMT	6.25%	12/1/2035	B+	1,360,000	1,502,720
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2033	BBB	1,000,000	1,050,757
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	7/1/2036	BBB	500,000	511,622
Virginia Small Business Financing Authority - 95 Express Lanes LLC AMT	5.00%	1/1/2036	BBB	300,000	308,147
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo AMT	4.00%	1/1/2040	BBB	500,000	449,886
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%	7/1/2033	BBB	1,000,000	997,601
Virginia Small Business Financing Authority - Elizabeth River Crossings OpCo LLC AMT	4.00%	1/1/2036	BBB	1,000,000	968,685
Total					45,090,686

10	See Notes to Financial Statements.

Schedule of Investments (continued)

July 31, 2025

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s(a)		Principal Amount	Fair Value
Utilities 13.56%
Black Belt Energy Gas District AL	4.00%	#(b)	12/1/2052	Baa1		$990,000	$977,611
California Community Choice Financing Authority	5.00%	#(b)	10/1/2055	A2		4,000,000	4,169,306
California Pollution Control Financing Authority - Poseidon Resources Channelside LP AMT†	5.00%		7/1/2037	Baa3		220,000	219,335
Delaware State Economic Development Authority - NRG Energy Inc	1.25%	#(b)	10/1/2045	BBB-		1,000,000	994,202
Florida Development Finance Corp. - Waste Pro USA Inc AMT	3.00%		6/1/2032	NR		1,000,000	905,556
Guam Government Waterworks Authority(d)	5.00%		7/1/2035	A-		610,000	660,713
Guam Government Waterworks Authority(d)	5.00%		7/1/2036	A-		585,000	625,689
Guam Government Waterworks Authority(d)	5.00%		7/1/2037	A-		820,000	863,589
Main Street Natural Gas, Inc. GA†	4.00%	#(b)	8/1/2052	BBB-		1,600,000	1,598,266
Main Street Natural Gas, Inc. GA	5.00%	#(b)	5/1/2054	A3		1,160,000	1,224,808
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		2/1/2040	Baa2		50,000	43,222
Maricopa County Pollution Control Corp. - El Paso Electric Co AZ	3.60%		4/1/2040	Baa2		105,000	90,635
Ohio Air Quality Development Authority - Ohio Valley Electric Corp	3.25%		9/1/2029	Baa3		950,000	936,644
Pennsylvania Economic Development Financing Authority - Talen Energy Supply LLC	5.25%	#(b)	12/1/2038	B		1,100,000	1,106,278
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2033	NR		1,000,000	1,043,915
Southeast Energy Authority A Cooperative District AL	5.00%		11/1/2035	Baa1		3,860,000	3,981,815
Southeast Energy Authority A Cooperative District AL	5.00%	#(b)	1/1/2056	A1		2,775,000	2,802,001
Southeast Energy Authority A Cooperative District AL(e)	5.00%		1/1/2056	A1		1,500,000	1,514,595
Tennessee Energy Acquisition Corp.	5.625%		9/1/2026	BBB	(c)	1,000,000	1,018,699
Texas Municipal Gas Acquisition & Supply Corp. I	6.25%		12/15/2026	A1		655,000	671,812
Total							25,448,691
Total Municipal Bonds (cost $189,080,853)							187,345,854

See Notes to Financial Statements.	11

Schedule of Investments (concluded)

July 31, 2025

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.20%

REPURCHASE AGREEMENTS 0.20%
Repurchase Agreement dated 7/31/2025, 4.000% due 8/1/2025 with Fixed Income Clearing Corp. collateralized by $368,100 of U.S. Treasury Note at 4.500% due 5/15/2027; value: $374,892; proceeds: $367,432 (cost $367,391)	$367,391	$367,391
Total Short-Term Investments (cost $367,391)		367,391
Total Investments in Securities 100.03% (cost $189,448,244)		187,713,245
Other Assets and Liabilities – Net (0.03)%		(49,443)
Net Assets 100.00%		$187,663,802

AMT	Income from the security may be subject to Alternative Minimum Tax.
FHLMC	Insured by Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At July 31, 2025, the total value of Rule 144A securities was $38,350,914, which represents 20.44% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at July 31, 2025.
(a)	Unaudited.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	This investment has been rated by Fitch IBCA.
(d)	Securities purchased on a when-issued basis (See Note 2(h)).
(e)	Municipal Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) to Financial Statements for details of Municipal Bonds Held in Trust.

The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$187,345,854	$–	$187,345,854
Short-Term Investments
Repurchase Agreements	–	367,391	–	367,391
Total	$–	$187,713,245	$–	$187,713,245

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the year in relation to the Fund’s net assets.

12	See Notes to Financial Statements.

Statement of Assets and Liabilities

July 31, 2025

ASSETS:
Investments in securities, at cost	$189,448,244
Investments in securities, at fair value	$187,713,245
Receivables:
Investment securities sold	1,964,667
Interest	1,691,099
Capital shares sold	377,192
From advisor (See Note 3)	26,509
Prepaid expenses	34,959
Total assets	191,807,671
LIABILITIES:
Payables:
Investment securities purchased	2,666,577
Trust certificates (See Note 2(e))	750,000
Interest expense and fees	4,111
Capital shares reacquired	2,990
Distributions payable	690,890
Accrued expenses	29,301
Total liabilities	4,143,869
Commitments and contingent liabilities	–
NET ASSETS	$187,663,802
COMPOSITION OF NET ASSETS:
Paid-in capital	$189,662,370
Total distributable earnings/(loss)	(1,998,568)
Net Assets	$187,663,802
Outstanding shares (unlimited number of authorized shares of beneficial interest):	18,847,743
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.96

See Notes to Financial Statements.	13

Statement of Operations

For the Year Ended July 31, 2025

Investment income:
Interest and other	$2,717,689
Expenses:
Registration	47,599
Professional	44,352
Interest expense and fees (See Note 2(e))	8,503
Reports to shareholders	5,438
Shareholder servicing	1,225
Custody	1,017
Trustees’ fees	800
Other	4,264
Gross expenses	113,198
Fees waived and expenses reimbursed (See Note 3)	(104,695)
Net expenses	8,503
Net investment income	2,709,186
Net realized and unrealized gain/(loss):
Net realized gain/(loss) on investments	(329,613)
Net change in unrealized appreciation/(depreciation) on investments	(1,805,995)
Net realized and unrealized gain/(loss)	(2,135,608)
Net Increase in Net Assets Resulting From Operations	$573,578

14	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended July 31, 2025	For the Period Ended July 31, 2024(1)
Operations:
Net investment income	$2,709,186	$47,355
Net realized gain/(loss)	(329,613)	(1,893)
Net change in unrealized appreciation/(depreciation)	(1,805,995)	70,996
Net increase in net assets resulting from operations	573,578	116,458
Distributions to Shareholders
Distributions to shareholders:	(2,642,502)	(46,102)
Capital share transactions (See Note 12):
Net proceeds from sales of shares	196,977,808	4,712,815
Reinvestment of distributions	262,399	7,774
Cost of shares reacquired	(12,291,751)	(6,675)
Net increase in net assets resulting from capital share transactions	184,948,456	4,713,914
Net increase in net assets	182,879,532	4,784,270
NET ASSETS:
Beginning of period	$4,784,270	$–
End of period	$187,663,802	$4,784,270

(1)	For the period April 9, 2024 (commencement of operations) to July 31, 2024.

See Notes to Financial Statements.	15

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain/(loss)	Total from investment operations	Net investment income	Net asset value, end of period
7/31/2025	$10.18	$0.47	$(0.25)	$0.22	$(0.44)	$9.96
4/9/2024 to 7/31/2024(c)	10.00	0.13	0.18	0.31	(0.13)	10.18

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Commencement of operations was on 4/9/2024, SEC effective date and date shares first became available to the public was 4/15/2024.
(d)	Total return for the period 4/15/2024 through 7/31/2024 was 2.78%.
(e)	Not annualized.
(f)	Annualized.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:								Supplemental Data:

Total return (%)(b)		Total expenses after waivers and/or reimburse- ments (includes interest expense) (%)		Total expenses after waivers and/or reimburse- ments (excludes interest expense) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)
2.21		0.01		0.00		0.19		4.66		$187,664	19

3.09	(d)(e)	-	(f)	-	(f)	3.40	(f)	4.27	(f)	4,784	24	(e)

See Notes to Financial Statements.	17

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Trust I (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on May 1, 2001. The Trust consists of eight funds as of July 31, 2025. This report covers Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”). The Fund is diversified within the meaning of the 1940 Act. The Fund commenced operations on April 9, 2024.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients. Lord, Abbett & Co. LLC (“Lord Abbett”) has an agreement with the managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services for compensation to the managed account.

The Fund’s investment objective is to seek a high level of income exempt from U.S. federal income tax.

Basis of Preparation

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Segment Reporting

An operating segment is defined in FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

The CODM for the Fund is Lord Abbett through its Management, Investment and Operating Committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and that the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord Abbett as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a

18

Notes to Financial Statements (continued)

pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities, and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

19

Notes to Financial Statements (continued)

A summary of inputs used in valuing the Fund’s investments as of July 31, 2025 and, if applicable, Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(b)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets.

(c)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of July 31, 2025, no liability for Federal Income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The Fund’s Federal tax returns for the prior period remain subject to examination by the Internal Revenue Service. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the Fund’s jurisdiction.

(d)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations.

(e)	Municipal Bonds Held in Trust–The Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in the Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the

20

Notes to Financial Statements (continued)

municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of the Fund’s liability for trust certificates, the range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of July 31, 2025, as well as the average trust certificates for the fiscal year ended July 31, 2025:

Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
$750,000	2.95%	$1,514,595	$290,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund’s investment in TOB Residuals likely will adversely affect the Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund’s net asset value (“NAV”) per share. The carrying value of the Fund’s liability for Trust certificates approximates its fair value.

While the Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund’s management believes that the Fund’s restrictions on borrowings do not apply to TOB transactions accounted for as secured borrowings.

(f)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Due to the absence of a master netting agreement related to the Fund’s participation in repurchase agreements, no offsetting disclosures have been made on behalf of the Fund.

(h)	When-Issued Municipal Bonds–The Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis. Payment and delivery may take place after a customary settlement period for that security.

21

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund does not pay a management fee to Lord Abbett under the management agreement between the Trust and Lord Abbett.

For the fiscal year ended July 31, 2025, Lord Abbett has contractually agreed to waive all fees and to bear and/or reimburse all expenses of the Fund, but excluding acquired fund fees and expenses, brokerage fees and commissions and other portfolio transaction expenses, investment-related expenses including, but not limited to costs of borrowing money and other leveraging methods, interest-related expenses, taxes, governmental fees, expenses related to litigation and potential litigation, and extraordinary expenses. This agreement will continue in effect, unless sooner terminated by the Trust’s Board, for so long as Lord Abbett serves as the investment adviser to the Fund pursuant to the management agreement between the Trust and Lord Abbett.

One Trustee and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND TAX INFORMATION

Dividends are paid from net investment income, if any. Capital gain distributions are paid from taxable net realized gains from investments transactions, reduced by allowable capital loss carryforwards, if any. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal year ended July 31, 2025 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$2,580,639	$61,863	$ —	$ —	$2,642,502

The tax character of distributions paid during the fiscal period ended July 31, 2024 was as follows:

Fund	Tax-Exempt Income	Ordinary Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions Paid
LADS: Enhanced Municipal Yield Completion Fund	$46,102	$ —	$ —	$ —	$46,102

As of July 31, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Net Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Temporary Differences	Total Distributable Earnings/ (loss)
LADS: Enhanced Municipal Yield Completion Fund	$692,181	$—	$—	$(322,018)	$(1,678,054)	$(690,677)	$(1,998,568)

22

Notes to Financial Statements (continued)

Net capital losses recognized by the Fund may be carried forward indefinitely and retain their character as short-term and/or long-term losses. Capital losses incurred that will be carried forward are as follows:

Fund	Short-Term Losses	Long-Term Losses	Net Capital Losses
LADS: Enhanced Municipal Yield Completion Fund	$(311,976)	$(10,042)	$(322,018)

As of July 31, 2025, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for the Fund are shown below.

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
LADS: Enhanced Municipal Yield Completion Fund	$189,391,299	$718,629	$(2,396,683)	$(1,678,054)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the fiscal year ended July 31, 2025 were as follows:

Purchases	Sales
$195,954,294	$11,106,484

There were no purchases or sales of U.S. Government securities during the fiscal year ended July 31, 2025.

6.	TRUSTEES’ REMUNERATION

The Trust’s officers and one Trustee, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds primarily based on the relative net assets of the fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees may elect to defer receipt of a portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Trustees’ fees in the Statement of Operations and in Trustees’ fees payable, if any, in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	LINE OF CREDIT

For the period ended June 5, 2025, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.6 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Syndicated Facility for $1.675 billion. The Participating Funds are subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million, $300 million, $700 million or $1 billion, in each case based on past borrowings and likelihood of future borrowings, among other factors.

23

Notes to Financial Statements (continued)

For the period ended June 5, 2025, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of the lesser of either one-third or one-fifth of unencumbered fund net assets and $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective June 6, 2025, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same borrowing limits as were in place prior to the renewal.

These credit facilities are to be used for short-term working capital purposes as additional sources of liquidity to satisfy redemptions.

For the fiscal year ended July 31, 2025, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

8.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended July 31, 2025, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

9.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

10.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income, if any, in the Fund’s Statement of Operations.

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of July 31, 2025, the Fund did not have any securities on loan.

24

Notes to Financial Statements (continued)

11.	INVESTMENT RISKS

The Fund’s performance and the fair value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, the Fund’s investments typically will lose value. This risk is usually greater for long-term bonds and particularly for TOB Residuals. As a result, the Fund, to the extent it invests in long-term bonds and TOB Residuals, is subject to such greater market risk. During periods of falling interest rates, the Fund’s investments may gain value.

There is the risk that an issuer of a municipal bond may fail to make timely payments of principal or interest to the Fund, a risk that is greater with municipal bonds rated below investment grade (sometimes called “lower rated bonds” or “junk bonds”). Some issuers, particularly of junk bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default or the deterioration in the creditworthiness of an issuer, may result in losses to the Fund. Junk bonds are considered predominantly speculative by traditional investment standards. In addition, the market for lower rated municipal bonds generally is less liquid and more volatile than the market for higher rated bonds, subjecting them to greater price fluctuations which could result in losses.

The Fund may invest in private activity bonds (sometimes called “AMT paper”). The credit quality of AMT paper usually is directly related to the credit standing of the private user of the facilities.

The Fund may invest in TOB Residuals. A TOB Residual, sometimes referred to as an inverse floater or a residual interest bond, is a type of derivative debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another specific fixed-rate security. Changes in 16the interest rate on the specific fixed-rate security inversely affect the residual interest paid on the TOB Residual, with the result that when interest rates rise, TOB Residuals’ interest payments are lowered and their value falls faster than securities similar to the specific fixed-rate security. When interest rates fall, not only do TOB Residuals generally provide interest payments that are higher than securities similar to the specific fixed-rate security, but their values generally also rise faster than such similar securities.

The Fund may purchase securities on a forward commitment or when-issued basis. Delivery and payment for such securities can take place a month or more after the transaction date. During this period such securities are subject to market fluctuations.

Geopolitical and other events, such as war, acts of terrorism, tariffs and other restrictions on trade, natural disasters, the spread of infectious illnesses, epidemics and pandemics, environmental and other public health issues, supply chain disruptions, inflation, recessions or other events, and governments’ reactions to such events, may lead to increased market volatility and instability in world economies and markets generally and may have adverse effects on the performance of the Fund and its investments.

A widespread health crisis, such as a global pandemic, could cause substantial market volatility, impact the ability to complete redemptions, and adversely impact Fund performance. For example, the effects to public health, business and market conditions resulting from the COVID-19 pandemic have had, and may in the future have, a significant negative impact on the performance of the Fund’s investments, including exacerbating other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

25

Notes to Financial Statements (concluded)

It is difficult to accurately predict or foresee when events or conditions affecting the U.S. or global financial markets, economies, and issuers may occur, the effects of such events or conditions, potential escalations or expansions of these events, possible retaliations in response to sanctions or similar actions and the duration or ultimate impact of those events. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance and your investment in the Fund.

12.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2025	For the period ended July 31, 2024(a)
Shares sold	19,577,473	469,751
Reinvestment of distributions	25,693	765
Shares reacquired	(1,225,282)	(657)
Increase	18,377,884	469,859

(a)	For the period April 9, 2024 (commencement of operations) to July 31, 2024.

26

Report of Independent Registered Public Accounting Firm

To the shareholders of Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund and the Board of Trustees of Lord Abbett Trust I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lord Abbett Diversification Shares: Enhanced Municipal Yield Completion Fund (the “Fund”), one of the funds constituting Lord Abbett Trust I, as of July 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the year then ended and the period from April 9, 2024 (commencement of operations) through July 31, 2024, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for the year then ended and for the period from April 9, 2024 (commencement of operations) through July 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and counterparties; when replies were not received from counterparties, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
New York, New York
September 25, 2025

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

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Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the year.

Proxy Disclosures

There were no matters submitted to a vote of shareholders during the year.

Remuneration Paid to Trustees, Officers, and Others

Remuneration paid to trustees, officers, and others is included in “Trustees’ Remuneration” under Item 7 of this Form N-CSR.

Statement Regarding Basis for Approval of Investment Advisory Contract

The Board, including all of the Trustees who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Trustees also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board as to the Fund included, but were not limited to: (1) information provided by Broadridge Financial Solutions regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics (the “expense peer group”); (2) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (3) sales and redemption information for the Fund; (4) information regarding Lord Abbett’s financial condition; (5) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (6) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements and recent investments undertaken to enhance its compliance oversight. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business, although the Board was mindful that other conflicts of interest may exist. The Board considered the investment advisory services provided by Lord Abbett to other clients and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. Because the Fund commenced operations in April 2024, the Fund did not have investment performance for a full calendar year. The Board considered Lord Abbett’s performance

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Statement Regarding Basis for Approval of Investment Advisory Contract (concluded)

and reputation generally and the performance of other Lord Abbett-managed funds overseen by the Board. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, the resources made available to them, Lord Abbett’s investment methodologies and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board noted that the Fund is only available to separately managed account clients where Lord Abbett has an agreement with the separately managed account program sponsor, or directly with the client, to provide advisory and administrative and other similar services. The Board considered the expense level of the Fund and noted that the Fund does not pay a management or administrative fee to Lord Abbett. The Board also noted that Lord Abbett had agreed to waive fees and/or reimburse expenses of the Fund to the extent that expenses of the Fund (excluding certain items) exceed an annual rate of 0.00% of the Fund’s average net assets.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the Fund was not profitable to Lord Abbett based on revenues received from the Fund.

Economies of Scale. The Board understood that, given that the Fund does not pay Lord Abbett an advisory or administrative fee and that Lord Abbett was obligated to pay certain expenses of the Fund, the question of sharing of any economies of scale that might exist was not relevant.

Other Benefits to Lord Abbett. The Board considered the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund, including direct or indirect compensation by separately managed account program sponsors. The Board also observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

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Tax Information (unaudited)

The percentages below reflect the portion of ordinary income distributions paid during the fiscal year ended July 31, 2025 that is tax-exempt dividend income.

Fund Name	Tax-Exempt Dividends
LADS: Enhanced Municipal Yield Completion Fund	98%

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Trust I Diversification Shares – Enhanced Municipal Yield Completion Fund	EMYC-2 (09/25)

Item 12:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 13:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 14:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 15:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 16:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.

Item 18:	Recovery of Erroneously Awarded Compensation.
Not applicable.

Item 19:	Exhibits.
(a)(1)	The Lord Abbett Family of Funds Sarbanes-Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of EX-99.CODEETH.

(a)(2)	Not applicable.

(a)(3)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT TRUST I

By:	/s/ Douglas B. Sieg Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg Douglas B. Sieg President and Chief Executive Officer (Principal Executive Officer)

Date: September 25, 2025

By:	/s/ Michael J. Hebert Michael J. Hebert Chief Financial Officer and Treasurer (Principal Financial Officer)

Date: September 25, 2025